SEI INVESTMENTS


                                          Annual Report as of September 30, 2001


                                                 SEI Institutional Managed Trust


                                                      Tax-Managed Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                      Tax-Managed Small Cap Fund

                                                            Small Cap Value Fund

                                                           Small Cap Growth Fund

                                                                    Mid-Cap Fund

                                                       Capital Appreciation Fund

                                                              Equity Income Fund

                                                                   Balanced Fund

                                                          Core Fixed Income Fund

                                                            High Yield Bond Fund

TABLE OF CONTENTS

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Management's Discussion and Analysis of Fund Performance   1
--------------------------------------------------------------
Statements of Net Assets/Schedules of Investments         19
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Statements of Assets and Liabilities                      91
--------------------------------------------------------------
Statements of Operations                                  92
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Statements of Changes in Net Assets                       94
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Financial Highlights                                      98
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Notes to Financial Statements                            100
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Report of Independent Accountants                        109
--------------------------------------------------------------
Notice to Shareholders                                   110
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
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001


Tax-Managed Large Cap Fund

Objective
The investment objective of the Tax Managed Large Cap Fund is high long-term after-tax returns.

Strategy
With respect to this Fund, SEI Financial Management employs a multi-manager structure to gain exposure to the entire U.S. large cap market, seeking to add value through stock selection in a tax-aware framework while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Alliance Capital Management, L.P. Transamerica Investment Management, LLC and Peregrine Capital Management invest in the large cap growth area of the market employing tax-aware trading techniques. Sanford C. Bernstein & Co., LSV Asset Management and Equinox Capital Management LLC invest in the large-cap value area of the market employing tax-aware trading techniques. Parametric Portfolio Associates invests in both value and growth large-cap stocks through a quantitative process and aggressively harvests tax-losses in the portfolio.

Analysis
The Tax Managed Large Cap Fund, Class A posted a -29.92% return for the fiscal year ended September 30, 2001, underperforming its benchmark Russell 1000 Index that had a return over the same period of -28.42%.

Large cap equity stocks faced a difficult environment over the past year as corporate earnings were revised downward as the economy cooled. Value stocks outperformed growth stocks reversing a trend that began in 1998. Technology stocks dominated the market, but contrary to previous years, the technology sector was the worst performing sector. Miscellaneous finance and media stocks also saw their valuations corrected significantly as the technology rally came to an end. The market instead turned its focus to more traditional value-oriented industries such as chemicals, railroads, paper & forest products and transportation.

Strong industry positioning was not enough to offset difficult stock selection in the technology sector. Our growth managers were positioned in companies that they believe will be the long-term growth leaders in their respective industries. In this volatile market, marked with uncertainty, growth stocks which performed well were large pharmaceuticals, food & beverages and household products all of which the growth portion of the Fund was underweight. Specific growth stocks that underperformed were Nokia Oyj, Veritas Software, Solectron, Flextronics International, Micron Technology, AES, and Kohl's. The value managers performed well over the past twelve months mainly due to strong stock selection and the decision to overweight more traditional value industries. Specific stocks that positively contributed are AON, Heller Financial, Sears Roebuck and SBC Communications.

During the year we made significant changes to improve the structure of the portfolio. We added LSV Asset Management and Equinox Capital Management LLC as value sub-advisers in order to improve the style-neutrality of the Fund. Peregrine Capital Management and Transamerica Investment Management replaced Provident Investment Counsel, Inc. and TCW Group as growth sub-advisers. Finally, Mellon Equity Associates was replaced by Parametric Portfolio Associates to improve the structure of the Fund but also to improve the tax efficiency of the Fund.

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                      Annualized  Annualized
                           One Year      3 Year    Inception
                             Return      Return      to Date
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund,
Class A                     -29.92%       0.32%       -0.82%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A, versus the Russell 1000 Index.

[LINE GRAPH OMITTED]

             Tax-Managed Large Cap Fund, Class A          Russell 1000 Index

3/31/98                    10000                                  10000
9/30/98                     9151                                   9193
9/30/99                    12134                                  11673
9/30/00                    13185                                  13751
9/30/01                     9240                                   9843


(1) For the period ended September 30, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 3/5/98.



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SEI Institutional Managed Trust / Annual Report /September 30, 2001            1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001


Large Cap Value Fund

Objective
The Fund seeks to provide long-term growth of capital and income.


Strategy
With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its four sub-advisers, each of whom has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Deustche Asset Management invests in large cap value stocks that are representative of the market. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value. Sanford
C. Bernstein & Co. incorporates intensive fundamental research to invest in undervalued stocks where there is a relationship between the current price, its future earnings power and dividend producing capability. Iridian Asset Management LLC identifies potential catalysts of "corporate change" and buys undervalued companies that they expect will benefit from the change, and are therefore poised for growth. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

Analysis
The Large Cap Value Fund, Class A posted a return of -5.08% for the fiscal year ended September 30, 2001, outperforming its benchmark Russell 1000 Value Index that had a return of -8.92% over the same time period.

Significantly reduced corporate earnings amid a slowing economy characterized the past twelve months. Value indices significantly outperformed the heavily weighted technology growth indices as investors corrected the valuations of many firms that were swept up in the speculative bubble. Traditional value industries such as railroads, chemicals, paper & forest products and transportation all were rewarded over the previous year. Industries that were trading at significant premiums such as technology, financials and media were the worst performers over the previous twelve months.

Strong stock selection coupled with positive industry positioning resulted in strong relative performance. Stock selection in the chemical, energy, insurance, miscellaneous finance, retail and telephone industries positively contributed. Specific contributors were AON, Heller Financial, Astoria Financial, Sears Roebuck and SBC Communications. The Fund's decision to underweight technology industries and overweight traditional cyclical industries such as chemicals, railroads, paper & forest products also contributed to returns.

The Fund's structure has benefited since our decision to bring Iridian Asset Management into the Fund last year. In the past twelve months we also made further improvements to the structure of the Fund by replacing Mellon Equity Associates with Deutsche Asset Management.


Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                            Annualized Annualized Annualized
                   One Year     3 Year     5 Year  Inception
                     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Large Cap Value Fund,
Class A               -5.08%     5.12%     10.54%       13.89%
--------------------------------------------------------------------------------
Large Cap Value Fund,
Class I                  N/A       N/A        N/A      -10.27%*
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Large Cap Value Fund, Class A, versus the Russell 1000 Value Index, the S&P 500 Composite Index, and the S&P 500/BARRA Value Index

[LINE GRAPH OMITTED]

                 Large Cap Value  Russell 1000      S&P 500     S&P 500/BARRA
                  Fund, Class A   Value Index   Composite Index   Value Index
10/31/94               10000          10000         10000            10000
9/30/95                12422          12953         12685            12498
9/30/96                14699          14854         15263            14829
9/30/97                21184          21140         21434            20643
9/30/98                20888          21901         23375            20604
9/30/99                24466          25998         29874            25028
9/30/00                25559          28315         33841            28469
9/30/01                24261          25789         24833            23661

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. The performance indicated above begins on October 3, 1994 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/06/01.
*   Not annualized


--------------------------------------------------------------------------------
2            SEI Institutional Managed Trust / Annual Report /September 30, 2001

Large Cap Growth Fund

Objective
The investment objective of the Large Cap Growth Fund is capital appreciation.


Strategy
With respect to this Fund, SEI Financial Management employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Alliance Capital Management L.P. invests in large cap growth stocks that are representative of the market. Duncan-Hurst Capital Management invests in large cap stocks that have accelerating earnings and are exhibiting relative price strength. Peregrine Capital Management invests in large cap stocks that have sustainable above-average growth over the next five to seven years. Transamerica Investment Management invests in mid-cap and large-cap stocks that are attractively valued from a cash flow basis and have strong prospects for organic growth in the future. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.


Analysis
The Large Cap Growth Fund, Class A posted a return of -51.08% for the fiscal year ended September 30, 2001, underperforming its benchmark Russell 1000 Growth index which had a return of -45.64% over the same time period.

The fiscal year ended September 30, 2001 was characterized by a large correction in the valuation of growth stocks. The technology sector in particular was most affected as the speculative bubble that began in 1998 was deflated. The economy slowed considerably in the past twelve months as companies felt the pressure of dramatically reduced capital expenditure budgets and inflated inventories. Financial service firms and energy companies also were sold off as demand for capital slowed and commodity prices dropped.

Difficult stock selection in the technology sector and an underweight to traditional defensive industries were the primary contributors to negative relative returns. Within the technology sector an underweight to pc-related stocks, such as Microsoft, and an overweight to more cyclically sensitive electronic stocks detracted from results. An underweight to healthcare, food & beverages and producer goods also negatively impacted returns. Several of the negative contributors to the portfolio included: Nokia Oyj, Veritas Software, Solectron, Flextronics International, Micron Technology, AES and Kohls. Specific underweights to large pharmaceutical companies and food & beverage stocks such as PepsiCo, and Coca-Cola also hurt relative returns.

During the year we replaced two managers and added a fourth manager to improve the structure of the Fund. TCW Group was replaced with Peregrine Capital Management and Transamerica Investment Management replaced Provident Investment Counsel, Inc. Duncan-Hurst Capital Management, who was also added during the year, improves the structure of the Fund by giving the Fund consistent exposure to stocks with earnings momentum.

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                               Annualized Annualized Annualized
                      One Year    3 Year      5 Year  Inception
                        Return    Return      Return    to Date
--------------------------------------------------------------------------------
Large Cap Growth Fund,
Class A                 -51.08%   -4.15%     6.61%      11.82%
--------------------------------------------------------------------------------
Large Cap Growth Fund,
Class I                     N/A      N/A       N/A     -18.83%*
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Large Cap Growth Fund, Class A, versus the Russell 1000 Growth Index, and the S&P 500/BARRA Growth Index [LINE GRAPH OMITTED]

              Large Cap Growth  Russell 1000  S&P 500/BARRA
               Fund, Class A    Growth Index  Growth Index
12/31/94            10000           10000          10000
9/30/95             12751           13123          13079
9/30/96             15377           15931          15964
9/30/97             22196           21714          22586
9/30/98             24049           24124          26690
9/30/99             33126           32532          35602
9/30/00             43286           40154          39888
9/30/01             21175           21828          25648

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01.
*   Not annualized.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001            3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001


Tax-Managed Small Cap Fund

Objective
The investment objective of the Tax Managed Small Cap Fund is long-term capital appreciation.


Strategy
With respect to this Fund, SEI Investments employs a multi-manager structure to gain exposure to the entire small/mid cap universe, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Tax Managed Small Cap Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. The Fund is sub-advised by Loomis, Sayles and Company, Inc. (Loomis), McKinley Capital Management, Inc. (McKinley), Sawgrass Asset Management LLC (Sawgrass), David J. Greene and Company, Inc.
(DJG), Sterling Capital Management (Sterling), and LSV Asset Management (LSV). Loomis focuses on the fundamentals of individual companies with an emphasis on earnings growth, attractive valuations and strong price trends. McKinley emphasizes acceleration of the growth rate of companies relative to the market's expectations and companies with positive earnings surprises. Sawgrass invests in companies with strong earnings momentum, rising analyst earnings expectations, and companies with positive earnings surprises. DJG looks for undervalued securities that are misunderstood by the marketplace. Sterling focuses on core value investing - using four proprietary models, which leads to a well-diversified portfolio. LSV disciplined proprietary screening model ranks stocks based on price to book, price to cash flow, past sales performance, and likelihood of near-term appreciation.


Analysis
The Tax Managed Small Cap Fund, Class A posted a -18.46% return, from inception of October 31, 2000 through September 30, 2001.

For the 11-month period, the small/mid cap universe of stocks, represented by the Russell 2500 Index, was the best performing style-neutral equity index, outperforming their small and large cap counterparts for the 11-month period ending September, 2001. Market performance was driven primarily by the out performance of the financial, consumer staples and utility sectors as investors moved into areas of the equity market perceived as safe havens. This was a result of the uncertainty in the markets and a bleak economic outlook, specifically in the technology and communication services sectors. The growth potential in these areas evaporated as capital expenditures decreased significantly. The financial sector continued to out perform as the rate cuts by the Fed led to increased margins, specifically in the banking area. Also driving performance was the premium placed on valuation and earnings, which are characteristics typically found in the aforementioned sectors.

The Fund's underperformance relative to the benchmark was driven primarily by sector exposures, specifically an underweight to financials and an overweight to technology. The active industry decisions driving the sector weights were, underweights to regional banks, investment management, electric utilities, foods, and tobacco, and overweights to semiconductor equipment and telephones. Slightly offsetting the underperformance was strong stock selection in computer software and data processing industries. A few examples of the strong performers were Unisys, eFunds, and Nova. Two of the six sub-advisers to the fund, Loomis and DJG, underperformed their respective style benchmarks for the eleven months ending September 30, 2001. Loomis maintains exposures to stocks with long-term earnings growth potential, which led them to invest in and overweight technology and telecommunications. DJG's process focuses on identifying securities selling at a discount to their intrinsic value, which tends to lead them to invest in non-traditional value stocks, such as distressed technology stocks. Loomis and DJG, have maintained exposures consistent with expectations and tend to underperform when technology is in a cyclical downturn.

The Fund is positioned to capture the opportunities in the small/mid cap area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2500 Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.




--------------------------------------------------------------------------------
4            SEI Institutional Managed Trust / Annual Report /September 30, 2001

Tax-Managed Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                                  Cumulative
                                                   Inception
                                                     to Date
--------------------------------------------------------------------------------
Tax-Managed Small Cap Fund, Class A                  -18.46%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Management Trust Tax-Managed Small Cap Fund, Class A, versus the Russell 2500 Index.

[LINE GRAPH OMITTED]

            Tax-Managed Small Cap Fund, Class A       Russell 2500 Index
10/31/00                     10000                          10000
09/30/01                      8156                           8351

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001            5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001


Small Cap Value Fund

Objective
The Small Cap Value Fund seeks to provide capital appreciation.


Strategy
With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Value Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Using a bottom-up process, Artisan Partners LP seeks to identify companies which are currently trading below the intrinsic value of the business that have little or no institutional following. Chartwell Investment Partners (Chartwell) is a value manager that seeks to identify companies that have high growth potential and are at low valuations relative to their historical levels. David J. Greene and Company, Inc. (DJ Greene) invests in complex multi-segment businesses often possessing several growth areas masked by a slower growing parent. LSV Asset Management (LSV) invests in companies trading at deep discounts to their intrinsic value that have exhibited some catalyst to turn around performance. Security Capital Global Capital Management Group (Security Capital) is a Real Estate Investment Trust specialist seeking out publicly traded real estate investment opportunities that provide an attractive valuation to growth relationship. Sterling Capital Management (Sterling) invests in leading businesses that generate substantial free cash flow with attractive reinvestment opportunities. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

Analysis
The Small Cap Value Fund, Class A posted a 3.12% return for the fiscal year ended September 30, 2001. The Fund slightly under-performed its benchmark, the Russell 2000 Value Index. There were two significant changes during the fiscal year. In December 2000 Mellon Equity Associates was replaced by Sterling in addition to Boston Partners Asset Management, L.P. being replaced by DJ Greene in August 2001. The changes resulted in an enhancement to the structure of the Fund.

The divergence of performance between growth and value stocks manifested itself during the year ending September 30, 2001. Value stocks strongly outperformed growth stocks during the period with small capitalization value stocks posting the strongest performance amongst the traditional Russell indices. As economy growth began to stall, investors turned their attention to more traditional defensive areas such as consumer staples, healthcare, and financials. All three sectors strongly outperformed the broad market in the period. Consumer cyclical and technology companies were hurt by the deteriorating economic outlook and continual lack of earnings visibility especially within technology names.

Performance within the Fund was driven by broad based stock selection while being negatively impacted by relative industry positioning. Strong stock selection was evident in areas such as computer software, electronics, construction, machinery, and service companies. The Fund also benefited from its overweight to the healthcare sector. The Fund was hurt by its underweight to financial stocks including regional banks and savings and loan companies in addition to being negatively impacted by its overweight position to oil and gas exploration companies. Examples of strong performers include Network Associates, Public Storage, Lincoln Electric, Ross Stores, and York International.

Sterling and DJ Greene underperformed the benchmark over the period. Sterling's intermediate investment horizon had positioned them to overweight consumer discretionary and material stocks in anticipation of an economic recovery. DJ Greene's process focuses on identifying securities selling at a discount to their intrinsic value, which tends to lead them to invest in non-traditional value stocks, such as distressed technology stocks. Those areas all performed poorly as the fiscal year came to a close.





--------------------------------------------------------------------------------
6            SEI Institutional Managed Trust / Annual Report /September 30, 2001

The Fund is positioned to capture the opportunities in the small cap value area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Value Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.


Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                             Annualized Annualized Annualized
                   One Year      3 Year     5 Year  Inception
                     Return      Return     Return    to Date
--------------------------------------------------------------------------------
Small Cap Value Fund,
Class A               3.12%      7.63%      9.63%     11.92%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Small Cap Value Fund, Class A, versus the Russell 2000 Value Index.

[LINE GRAPH OMITTED]

          Small Cap Value Fund, Class A           Russell 2000 Value Index
12/31/94          10000                                    10000
9/30/95           11889                                    12219
9/30/96           13180                                    13866
9/30/97           19396                                    19780
9/30/98           16742                                    17250
9/30/99           17491                                    18255
9/30/00           20244                                    21059
9/30/01           20876                                    22241

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 12/20/94.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001            7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001


Small Cap Growth Fund

Objective
The Small Cap Growth Fund seeks to provide long-term capital appreciation.

Strategy
With respect to this Fund, SEI Investments employs a multi-manager structure to gain exposure to the entire small cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Growth Fund is jointly sub-advised by five investment managers. Assets of the Fund are strategically allocated among its five sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Mazama Capital Management LLC (Mazama) invests primarily in stocks entering extended periods of growth not yet understood by the market. Nicholas-Applegate Capital Management (NACM) screens stocks for high and accelerated earnings growth and then selects those with attractive current prices relative to sustainable cash flow. RS Investment Management (RSIM) pursues an investment strategy that focuses on emerging growth companies that exhibit very high revenue growth. Sawgrass Asset Management, LLC (Sawgrass) seeks to invest in companies that exhibit reasonable relative valuations, strong earnings momentum and rising analyst expectations. Wall Street Associates (WSA) seeks out micro-cap and small cap stocks with long-term earnings growth potential. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.


Analysis:
The Small Cap Growth Fund, Class A posted a -42.83% return for the fiscal year ending September 30, 2001. The Fund slightly underperformed the Russell 2000 Growth Index. Growth stocks in general were hit hard as investors moved away from technology and other "new economy" stocks and back into safer havens such as consumer durables, capital goods, financial and transportation securities. Financial stocks, in particular banks, savings & loan companies and REITs, benefited from the low interest rate environment as the Federal Reserve cut interest rates 9 times totaling 400 basis points over the last year.

Active industry weights drove most of the Fund's performance. In particular, over weighting industries such as electrical equipment, entertainment, managed health care, homebuilding, investment banking & broker, oil & gas, special apparel retail, and textile helped the Fund's performance. Offsetting some of the positive value added was an underweight to financial stocks. Also adding value was positive stock selection within biotechnology, broadcasting, communication equipment, electronics, and generic drugs industries. A few examples of strong contributors were Metro One Telecommunications, AmeriCredit, Cytec Industries, and First Horizon Pharmaceutical, which generated returns in excess of 60% to 100%. Mazama outperformed for the one-year period, driven primarily by their investment process. They invest in stocks entering extended periods of growth not yet understood by the market. This discipline tends to lead them to smaller capitalization stocks with good earning potential that are recently out of favor.

The Fund is positioned to capture the opportunities in the small cap growth area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Growth Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.




--------------------------------------------------------------------------------
8            SEI Institutional Managed Trust / Annual Report /September 30, 2001

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                              Annualized Annualized Annualized
                     One Year     3 Year     5 Year  Inception
                       Return     Return     Return    to Date
--------------------------------------------------------------------------------
Small Cap Growth Fund,
Class A               -42.83%     11.23%     3.46%      12.85%
--------------------------------------------------------------------------------
Small Cap Growth Fund,
Class I                    N/A        N/A      N/A     -20.78%*
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Small-Cap Growth Fund, Class A, versus the Russell 2000 Growth Index, the S&P 500 Composite Index, and the Wilshire Target Small Growth Index

[LINE GRAPH OMITTED]

         Small-Cap Growth  Russell 2000       S&P 500        Wilshire Target
          Fund, Class A    Growth Index  Composite Index   Small Growth Index
4/30/92      10000          10000              10000              10000
9/30/92      10659           9522              10212               9837
9/30/93      14690          12301              11534              13382
9/30/94      14723          12409              11959              13719
9/30/95      20856          15905              15511              18619
9/30/96      26395          17909              18663              20835
9/30/97      30943          22092              26208              27092
9/30/98      22734          16607              28583              19904
9/30/99      35237          22025              36529              23226
9/30/00      54716          28558              41380              29346
9/30/01      31281          16395              30364              22174

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01.
*    Not annualized.




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SEI Institutional Managed Trust / Annual Report /September 30, 2001            9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001


Mid-Cap Fund

Objective
The Fund seeks to provide long-term capital appreciation.


Strategy
The Mid-Cap Fund's fully invested, industry neutral approach to managing domestic equities emphasizes individual stock selection rather than industry or style bets. This philosophy results in a fund which will tend to have a lower than average price-to-earnings ratio, and a lower than average price-to-book ratio.


Analysis
The Mid-Cap Fund, Class A returned -19.59% for the fiscal year ended September 30, 2001. Midcap stocks along with large and small cap stocks continued to fall over the last year. The weakness in the stock markets began in March 2000 when the technology stock bubble burst. While the Fund's performance was poor in absolute terms, it outperformed its benchmark, the Russell Mid-Cap Index, for the year by 2.77%. The Fund's strong relative performance is primarily attributable to stock selection, particularly in the consumer cyclicals and technology sectors.

As the stock markets continued to tumble during the last 12 months, investors rotated out of high-valuation technology and telecommunication companies and into stocks with more reasonable valuations. The Fund benefited from this trend by continuing to invest in companies with low P/E and P/B ratios.

Despite a slowdown in the economy, consumers continued to spend heavily last year. The Fund's retail holdings such as auto parts store, Autozone, benefited from this trend and led the consumer cyclicals. Autodesk and communications equipment maker, L-3 Communications Holdings are two of the technology holdings that contributed to the Fund's performance.

Stock selection in the consumer staples sector also added to the positive relative performance. Within this sector, food and drug distributors such as Supervalu and McKesson helped performance.

Going forward the portfolio will continue to be broadly diversified across all sectors and will provide exposure to mid cap stocks in the domestic equity stock market.


Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                              Annualized Annualized Annualized
                     One Year     3 Year     5 Year  Inception
                       Return     Return     Return    to Date
--------------------------------------------------------------------------------
Mid-Cap Fund, Class A  -19.59%     6.01%      7.60%      9.76%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Mid-Cap Fund, Class A, versus the Russell Mid-Cap Index, the S&P 500 Composite Index, and the Wilshire Target Mid-Cap Growth Index


[LINE GRAPH OMITTED]

       Mid-Cap Fund,    Russell         S&P 500         Wilshire Target
        Class A      Mid-Cap Index  Composite Index  Mid-Cap Growth Index
2/28/93  10000          10000            10000                10000
9/30/93  11779          11049            10522                11217
9/30/94  10825          11232            10910                11878
9/30/95  12966          14274            14151                16119
9/30/96  15045          16564            17026                18597
9/30/97  21534          22370            23910                23423
9/30/98  18215          21025            26076                18368
9/30/99  21226          25115            33325                22516
9/30/00  26987          33056            37751                28588
9/30/01  21700          25665            27701                20038

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 2/16/93.




--------------------------------------------------------------------------------
10           SEI Institutional Managed Trust / Annual Report /September 30, 2001

Capital Appreciation Fund

Objective
The investment objective of the Capital Appreciation Fund is capital appreciation.


Strategy
The investment management process followed by the sub-adviser seeks to identify stocks, which it believes will deliver superior sustainable growth. The sub-adviser invests in primarily large-cap stocks that are attractively valued from a cash flow basis and have strong prospects for organic growth in the future.


Analysis
The Capital Appreciation Fund, Class A posted a return of -48.17% for the fiscal year ended September 30, 2001. The Fund faced a difficult environment as equity prices came under pressure as the economy cooled and expectations for corporate earnings growth was reduced.

The Fund's underweight to more defensive areas of the market such as large pharmaceuticals, food & beverage stocks and household products negatively contributed to returns. An overweight to technology stocks also dampened results. Specific stocks that negatively contributed were Mercury Interactive, Veritas Software, BEA Systems, CIENA and RadioShack.

In the last month of the fiscal year Transamerica Investment Management replaced Provident Investment Counsel as sub-adviser to the Fund.


Capital Appreciation Value Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         Annualized Annualized Annualized Annualized
                One Year     3 Year    5 Year     10 Year  Inception
                  Return     Return    Return      Return    to Date
--------------------------------------------------------------------------------

Capital Appreciation
Fund, Class A     -48.17%    -8.90%     1.64%       7.10%      9.55%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Capital Appreciation Fund, Class A, versus the S&P 500 Composite Index, and the S&P 500/BARRA Growth Index

[LINE GRAPH OMITTED]

         Capital Appreciation      S&P 500       S&P 500/BARRA
            Fund, Class A     Composite Index    Growth Index
9/30/91        10000                10000             10000
9/30/92        11100                11109             11123
9/30/93        12600                12547             11519
9/30/94        12586                13009             12314
9/30/95        14981                16873             16215
9/30/96        18298                20302             19792
9/30/97        24522                28510             28001
9/30/98        26259                31093             33089
9/30/99        32332                39737             44138
9/30/00        38301                45014             49452
9/30/01        19851                33031             31798

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 3/1/88.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001           11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001

Equity Income Fund

Objective
The Fund seeks to provide current income and moderate capital appreciation.


Strategy
The investment management process followed by the sub-adviser emphasizes current income. The Fund is managed to provide a yield that is approximately 120 to 200 basis points above the yield on the S&P 500/BARRA Value Index. Securities that have favorable long-term fundamental characteristics are selected for the Fund when their current yields are at the upper end of their historical yield ranges. When the price of a stock rises sufficiently to cause its yield to drop to the lower end of this historical range, the security is a candidate to be sold. The yield of a security might vary between its buy and sell range over a three or four year cycle, and the turnover of the Fund is typically a low 30% per year.


Analysis
The Equity Income Fund, Class A posted a -13.46% return for the fiscal year ending September 30, 2001 and underperformed its benchmark, the Russell 1000 Value Index, however, it outperformed the S&P 500/BARRA Value Index. The poor performance relative to the Russell 1000 Value Index can be attributed to differences in sector weightings.

The Fund's sector weights are in-line with the sector weights in the S&P 500/BARRA Index, not the Russell 1000 Value Index. The S&P 500/BARRA Value Index has a larger allocation to the technology and energy sectors and lower allocation to health care and consumer staple stocks compared to the Russell 1000 Value Index.

The last 12 months were a difficult investment environment for all investment styles. While most stocks had negative returns for the period, growth stocks with little or negative earnings fared the worse. Investors rotated from these companies to the larger more established companies that have a history of steady earnings. These are also the types of companies that are in the Equity Income Fund.

In the technology sector, semiconductor chip manufacturers were beleaguered by weak demand and their stock prices tumbled. The Fund gained from a slight underweight to this industry. Communication equipment makers were hurt by an abrupt decrease in spending by the telecommunication service providers. The Fund also benefited from an underweight to these companies. Positions in computer hardware companies, Apple Computer and International Business Machines, also contributed to stock selection in the technology sector.

Stock selection in the consumer staples sector was strong due to grocery chain Albertson's, and tobacco giant, Phillip Morris. These stocks rose 56% and 72% over the past year. The Fund also benefited from an increase in consumer spending last year as its retail holdings, such as JC Penney and May Department Stores soared.

Going forward, the portfolio's diversification into mostly defensive positions is expected to protect it in declining markets, although it is not likely to fully participate when the market recovers.


Equity Income Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         Annualized Annualized Annualized Annualized
                One Year     3 Year     5 Year    10 Year  Inception
                  Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Equity Income
Fund, Class A     -13.46%     2.09%      7.59%     10.88%     11.43%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Equity Income Fund, Class A, versus the Russell 1000 Value Index, the S&P 500/BARRA Value Index, and the S&P 500 Composite Index

[LINE GRAPH OMITTED]

               Equity Income Fund, S&P 500/BARRA  Russell 1000      S&P 500
                   Class A           Value Index  Value Index   Composite Index
9/30/91             10000               10000        10000           10000
9/30/92             11300               11076        11240           11109
9/30/93             13259               13569        14117           12547
9/30/94             13401               13644        14023           13009
9/30/95             16484               17423        17906           16873
9/30/96             19479               20673        21120           20302
9/30/97             25996               28778        30058           28510
9/30/98             26389               28724        31140           31093
9/30/99             30439               34891        36966           39737
9/30/00             32448               39688        40260           45014
9/30/01             28081               32985        36669           33031

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 6/2/88.



--------------------------------------------------------------------------------
12           SEI Institutional Managed Trust / Annual Report /September 30, 2001

Balanced Fund



Objective
The Balanced Fund seeks to achieve total return while preserving capital.


Strategy
The manager views equities as the primary source of return in balanced portfolios, with fixed income instruments primarily providing stability and diversification. The Fund's equity exposure is comprised of growth stocks, which the sub-adviser believes will have superior sustainable growth. The sub-adviser invests in primarily large-cap stocks that are attractively valued from a cash flow basis and have strong prospects for organic growth in the future. Fixed income selection attempts to provide fund stability and incremental return by identifying inexpensive areas of the yield curve and improving corporate credits.


Analysis
The Balanced Fund, Class A posted a return of -30.33% for the fiscal year ended September 30, 2001. The Fund faced a difficult environment as equity prices came under pressure as the economy cooled and expectations for corporate earnings growth was reduced. The fixed income allocation proved beneficial as investors sought a safe haven from equity volatility.

The Fund's underweight to more defensive areas of the market such as large pharmaceuticals, food & beverage stocks and household products negatively contributed to returns. An overweight to technology stocks also dampened results. Specific stocks that negatively contributed were Mercury Interactive, Veritas Software, BEA Systems, CIENA and RadioShack.

The fixed income allocation of the Fund was a much-needed diversifier to equity volatility during the previous twelve months. Fixed income securities posted positive absolute results for the year as the Fed aggressively cut interest rates, while expectations for inflation was non-existent. In the last month of the fiscal year Transamerica Investment Management replaced Provident Investment Counsel, Inc. as sub-adviser to the Fund.

Balanced Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         Annualized Annualized Annualized Annualized
                One Year     3 Year     5 Year    10 Year  Inception
                  Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Balanced Fund,
Class A           -30.33%    -5.42%      2.54%      6.37%      6.89%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Balanced Fund, Class A, versus the S&P 500 Composite Index, the Lehman Gov't./Credit Index, and the S&P 500/BARRA Growth Index

[LINE GRAPH OMITTED]

                Balanced Fund,      S&P 500       Lehman Gov't./   S&P 500/BARRA
                  Class A       Composite Index    Credit Index    Growth Index
9/30/91             10000             10000             10000         10000
9/30/92             11161             11109             11323         11123
9/30/93             12778             12547             12621         11519
9/30/94             12363             13009             12098         12314
9/30/95             14224             16873             13834         16215
9/30/96             16359             20302             14458         19792
9/30/97             20020             28510             15845         28001
9/30/98             21919             31093             17879         33089
9/30/99             24379             39737             17589         44138
9/30/00             26617             45014             18771         49452
9/30/01             18544             33031             21244         31798

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 8/7/90.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001           13

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001


Core Fixed Income Fund

Objective
The Core Fixed Income Fund seeks to provide current income and preservation of capital.

Strategy
The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

Analysis
For the period October 1, 2000 through September 30, 2001 the Core Fixed Income Fund, Class A returned 13.00% outperforming the Lehman Brothers Aggregate Bond Index return of 12.95% over the same time period. Performance was positively impacted by a longer duration posture, an overweighting to Agency debentures and an allocation to Treasury Inflation Protected Securities (TIPS). The Fund's overweight to corporate bonds, especially longer maturities and lower rated securities, was the biggest detractor from performance.

Bond investors experienced high nominal returns and significant volatility during the fiscal year amid drastic swings in the state of the economy, monetary policy and overall investor risk aversion. The period began with record budget surpluses, a stable Federal Reserve, and general investor apathy towards credit risk. The Treasury curve was uncharacteristically inverted, with -5 basis points separating the 30-year bond from the 2-year note, as the Treasury buyback program and reduced auction schedule combined to place enormous supply pressure on the long end of the yield curve. By year-end 2000, signs of a slowing economy forced the Federal Reserve to cut rates 50 basis points in a surprise inter-meeting move just after the New Year. The economic indicators that followed continued to point towards a possible recession and forced the Federal policy makers to embark on the single most aggressive stimulus campaign ever; six additional moves for a full 350 basis points of easing. The yield curve steepened dramatically in response to the Fed's actions and the markets expectations for future cuts, eventually reaching the historically steep level of 174 basis points between the 2-year and 30-year Treasuries by late summer. As the economy began to show signs of life, the Federal Reserve projected a possible end to the easing cycle by reducing the size of the rate cuts during the June and August FOMC meetings. Everything changed, however, with the tragic events of September 11th. The terrorist attack on the United States ushered in an intense round of flight-to-quality trading amid severe illiquidity and general uncertainty. The Fed stepped in with a 50 basis point rate cut only days after the attack to quell investor concern and stay ahead of the possible economic ramifications. The Treasury curve steepened to an unheard of 257 basis point spread between the 2 and 30-year issues. For the fiscal year, the 2-year Treasury fell an astounding 317 basis points while the 30-year bond lost just 55 basis points in yield. The Fund's longer duration posture aided returns throughout the period as yields fell across the curve. Term structure was mixed, as the Fund's allocation to the long end provided significant benefit early in the period, but detracted from performance as the curve steepened into fiscal year end. In addition, an allocation to TIPS, helped performance as the Fed's aggressive stimulus campaign kept inflation fears relatively high. TIPS returned 13.20% for the period.

Spread product returns were mixed at best for the period as an unprecedented level of supply met with strong demand and positive excess returns for most of the fiscal year. Agency debentures started the year on uneasy footing as questions remained regarding further Government inquiries and the future of their AAA credit rating. As yields began to fall dramatically, agencies experienced sporadic positive performance as investors began to focus on higher yielding alternatives. The post-attack environment was beneficial for these securities, however, as their high credit quality and liquidity enabled them to capture a portion of the safe-harbor trading. The Fund's overweight to the sector was a slight positive, as agencies added 117 basis points over Treasuries for the fiscal year. Corporate debt made a dramatic turnaround in 2001, as investors gained confidence from the Fed's aggressive actions and looked to take advantage of the historically wide spreads despite deteriorating fundamentals. The sector, which was on target for a record performance, changed in an instant in September, as the outlook for the economy, possible fallout for the




--------------------------------------------------------------------------------
14           SEI Institutional Managed Trust / Annual Report /September 30, 2001
airline, insurance and leisure industries and general investor risk aversion, combined top widen spreads significantly. In the weeks following the terrorist attack, the corporate sector subtracted nearly 200 basis points in excess return, completely wiping out the positive performance experienced year-to date. The benefit, therefore, that the Fund enjoyed from an overweight to the sector turned severely negative into period end as the sector underperformed Treasuries by 77 basis points for the fiscal year. In particular, the Fund's focus on longer issues also detracted from performance as the long end of the credit curve underperformed Treasuries by over 100 basis points. Mortgage investors suffered throughout the period from increasing pre-payment fears relating to the Fed's easing and subsequent drop in rates. These fears were obviously exacerbated in the post attack environment as the sector detracted 36 basis points in return versus Treasuries. The negative effect from the Fund's overweight to the sector was limited, however, by a focus on less pre-payment sensitive issues such as 15-year and commercial mortgage-backed securities.

Going forward, the Fund will continue to emphasize the long end of the Treasury curve on flattening expectations, as well as a selective overweight to the corporate sector given the historically wide spreads.

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         Annualized Annualized Annualized Annualized
                One Year     3 Year     5 Year    10 Year  Inception
                  Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Core Fixed Income,
Class A            13.00%     6.18%      7.93%      7.39%      7.85%
--------------------------------------------------------------------------------
Core Fixed Income,
Class I               N/A       N/A        N/A        N/A      2.28%*
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A, versus the Lehman Aggregate Bond Index

[LINE GRAPH OMITTED]

          Core Fixed Income Fund, Class A         Lehman Aggregate Bond Index
9/30/91                10000                               10000
9/30/92                11188                               11256
9/30/93                12149                               12379
9/30/94                11499                               11981
9/30/95                13324                               13666
9/30/96                13925                               14333
9/30/97                15290                               15729
9/30/98                17036                               17538
9/30/99                16872                               17473
9/30/00                18048                               18695
9/30/01                20394                               21116

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01.
*    Not annualized.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001           15

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2001



High Yield Bond Fund

Objective
The High Yield Bond Fund seeks to maximize total return.


Strategy
Fund strategy is to identify high yield market sectors and securities that offer investment opportunities through the analysis of macro-economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed and ongoing credit analysis on the companies considered and purchased.


Analysis
The High Yield Bond Fund, Class A posted a -4.76% net return for the fiscal year ended September 30, 2001 outperforming its benchmark, the CS First Boston High Yield, Developed Countries Only Index, which returned -5.09%.

The high yield market came under pressure for the period as concern over the U.S. economy, increased volatility in the U.S. equity markets, escalating default rates, ongoing reluctance from broker-dealers to make markets, and an onslaught of disappointing earnings announcements and downward revised earnings estimates pushed market returns down. Investors also upheld their low tolerance for any bad news associated with high yield companies and punished those companies that were associated with unexpected and unfavorable news. The telecommunications and wireless communications sectors were the hardest hit during the year, declining 65% and 21%, respectively. The inability of the many companies in the telecom area to access the capital markets has lead many to default on their bonds or drastically scale back their business plans. The Federal Reserve has attempted to stimulate the US economy by cutting interest rates 400bps in the past year, however that has had little impact upon the high yield market. Defaults have become a major story within high yield, as 146 companies have defaulted on $60.4 billion in debt over the past twelve months, equating to a 12-month rolling default rate of 8.61%, according to CS First Boston. At the close of the fiscal year, high yield spreads relative to US Treasuries stood at 1004 basis points, 174 basis points higher than the close of the comparable 2000 period. High yield spreads are approaching their all-time high of 1096 bps, which was reached in 1990.

Nomura Corporate Research and Asset Management was a strong driver of returns for the year and helped to mitigate Credit Suisse Asset Management's underperformance. Shenkman Capital Management and Nicholas-Applegate Capital Management, Inc. were added to the Fund in July and both were able to add value to the Fund. All managers' overweight to the gaming sector, underweight to the telecom sector and Nomura's security selection in the wireless communications sector, positively benefited return. All managers' underweight to the financial sector took away from return during the year.

The telecommunications sector, and in particular the competitive local exchange carrier (CLEC) and data/Internet sub sectors, was the worst performing sector for the annual period. Volatility in the equity markets was one of the key drivers to underperformance in this sector as many high yield telecom companies were negatively impacted by lower equity valuations and the inability to access capital via the equity market. In addition, negative earnings announcements by certain companies leading to increased default experience also put downward pressure on the sector. The Fund maintained an underweight relative to the index, which enhanced returns.

The wireless communications sector had many of the same, although not as severe, problems as the telecom sector, as the wireless sector declined 21%. The Fund was able to navigate through a very volatile market environment with its security selection within the sector, which benefited the fund. The Funds holding of Sprint affiliates, Alamosa PCS Holdings, Airgate PCS, IPCS and US Unwired returned strongly during the year after increased earnings growth renewed speculation that Sprint may buy its affiliates and wrap them under the Sprint name. All of the managers have exposure to the Sprint affiliates, which benefited performance.

The gaming sector continued to do well as gaming companies reported strong gaming revenues and select merger and acquisition activity took place within the sector. Gaming is also considered a more defensive sector and tends to do well in periods of heightened market volatility. All of the managers' maintain overweight positioning, which positively added to overall performance.



--------------------------------------------------------------------------------
16           SEI Institutional Managed Trust / Annual Report /September 30, 2001

The financial sector was able to withstand the negative market environment and produce positive results, returning +10.7%. Two fallen angels, Finova and Conseco, generated the bulk of the positive performance during the year. Both of these former investment grade firms increased on very positive news regarding their outlook and earnings potentials. An underweight to the financial sector had been maintained due to business focus of many of the high yield financial firms carries a higher risk due to the sub-prime lending activities. Therefore, the Fund's underweight was a negative contributor to performance.


High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                              Annualized Annualized Annualized
                     One Year     3 Year     5 Year  Inception
                       Return     Return     Return    to Date
--------------------------------------------------------------------------------
High Yield Bond Fund,
Class A                 -4.76%     -0.51%     3.03%      6.30%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Managed Trust High Yield Bond Fund, Class A, versus the CS First Boston, Developed Countries Only Index

                    High Yield Bond    CS First Boston, Developed
                    Fund, Class A         Countries Only Index
1/31/95                  10000                  10000
9/30/95                  11254                  11292
9/30/96                  12994                  12508
9/30/97                  14982                  14474
9/30/98                  15319                  14399
9/30/99                  15856                  14968
9/30/00                  15842                  15260
9/30/01                  15088                  14506

(1) For the period ended September 30, 2001. Past performance is no indication of future performance. Fund shares were offered beginning 01/11/95.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001           17

                       THIS PAGE INTENTIONALLY LEFT BLANK.



--------------------------------------------------------------------------------
18           SEI Institutional Managed Trust / Annual Report /September 30, 2001

STATEMENT OF NET ASSETS

Tax-Managed Large Cap Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
AEROSPACE & DEFENSE -- 1.6%
   Boeing                             55,400      $    1,856
   General Dynamics                    8,000             707
   Goodrich                            4,800              93
   Hughes Electronics
     (General Motors, Cl H)*          23,800             317
   Lockheed Martin                    15,400             674
   Northrop Grumman                  125,827          12,708
   Raytheon                            8,800             306
   Titan*                              2,300              45
   United Technologies               209,372           9,736
                                                  ----------
                                                      26,442
                                                  ----------
AIR TRANSPORTATION -- 0.1%
   AMR*                                7,200             138
   Continental Airlines, Cl B*         2,700              40
   FedEx*                             13,400             492
   Northwest Airlines*                 7,700              88
   Sabre Holdings*                     7,300             195
   Southwest Airlines                 40,000             594
   Textron                             4,900             165
   UAL                                 6,800             124
   US Airways Group*                  11,100              52
                                                  ----------
                                                       1,888
                                                  ----------
APPAREL/TEXTILES -- 0.5%
   Cintas                            118,100           4,760
   Coach*                              1,700              45
   Jones Apparel Group*                6,000             153
   Liz Claiborne                       1,700              64
   Mohawk Industries*                  1,900              70
   Polo Ralph Lauren*                  3,800              71
   Timberland, Cl A*                   1,400              38
   VF                                 94,400           2,763
                                                  ----------
                                                       7,964
                                                  ----------
AUTOMOTIVE -- 0.9%
   Autoliv                             9,500             150
   Dana                              212,200           3,310
   Delphi Automotive Systems          33,900             398
   Ford Motor                         16,618             288
   General Motors                    198,900           8,533
   Harley-Davidson                    14,600             591
   ITT Industries                      4,000             179
   Lear*                               4,500             122
   Paccar                              2,500             123
   SPX*                                1,900             157
   TRW                                 6,200             185
   Visteon                             9,300             119
                                                  ----------
                                                      14,155
                                                  ----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 9.7%
   Amsouth Bancorporation             23,000      $      416
   Bancwest                            4,900             171
   Bank of America                   558,700          32,628
   Bank of New York                   30,700           1,074
   Bank One                          353,000          11,109
   Banknorth Group                     4,600             103
   BB&T                               16,700             609
   Charter One Financial               8,505             240
   Comerica                           65,500           3,629
   Compass Bancshares                  1,900              49
   Dime Bancorp                        7,200             283
   Fifth Third Bancorp                25,570           1,572
   First Tennessee National           15,000             555
   FleetBoston Financial             635,206          23,344
   Golden State Bancorp                5,200             158
   Golden West Financial               9,800             569
   Greenpoint Financial                4,800             168
   Hibernia, Cl A                      2,600              43
   Huntington Bancshares              17,000             294
   JP Morgan Chase                   491,400          16,781
   Keycorp                            88,600           2,139
   M&T Bank                            2,500             185
   Marshall & Ilsley                   2,300             130
   Mellon Financial                    3,700             120
   National City                     371,600          11,129
   National Commerce Financial         4,400             115
   North Fork Bancorporation          20,000             595
   Northern Trust                     57,044           2,993
   Pacific Century Financial             100               2
   PNC Financial Services Group       35,700           2,044
   Popular                             4,700             147
   Regions Financial                   5,400             156
   SouthTrust                          9,600             245
   Sovereign Bancorp                  15,600             148
   State Street                      151,963           6,915
   SunTrust Banks                     13,900             926
   Synovus Financial                  10,300             284
   Union Planters                      2,000              86
   UnionBanCal                           100               3
   US Bancorp                        106,961           2,372
   Wachovia                          574,100          17,797
   Washington Mutual                 353,700          13,610
   Wells Fargo                        85,100           3,783
   Zions Bancorporation                3,200             172
                                                  ----------
                                                     159,891
                                                  ----------
BEAUTY PRODUCTS -- 1.4%
   Avon Products                      15,300             708
   Colgate-Palmolive                  30,000           1,747
   Estee Lauder, Cl A                  3,700             123




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          19

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gillette                           55,400      $    1,651
   International Flavors & Fragrances  7,000             194
   Procter & Gamble                  249,600          18,168
                                                  ----------
                                                      22,591
                                                  ----------
BIOTECHNOLOGY -- 0.4%
   Affymetrix*                         4,600              74
   Amgen*                             60,000           3,526
   Biogen*                             1,100              61
   Genentech*                         10,400             458
   Genzyme-General Division*           9,200             418
   Human Genome Sciences*             28,100             869
   Icos*                               2,900             143
   Idec Pharmaceuticals*               4,900             243
   Immunex*                           16,300             304
   Incyte Genomics*                    6,400              87
   Invitrogen*                         2,600             171
   Myriad Genetics*                    1,800              55
   Protein Design Labs*                2,200             104
                                                  ----------
                                                       6,513
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.4%
   Adelphia Communications, Cl A*        100               2
   AOL Time Warner*                  707,850          23,429
   Belo, Cl A                          6,900             111
   Cablevision Systems, Cl A*          6,300             258
   Cablevision Systems-Rainbow
     Media Group*                      8,200             166
   Catalina Marketing*                 1,400              39
   Charter Communications, Cl A*       9,800             121
   Clear Channel Communications*      94,667           3,763
   Comcast, Cl A*                    338,512          12,142
   COX Communications, Cl A*         102,565           4,282
   COX Radio, Cl A*                    3,600              73
   Emmis Communications, Cl A*         7,800             112
   Entercom Communications*            3,400             116
   Entravision Communications, Cl A*   7,400              63
   Fox Entertainment Group, Cl A*     17,500             334
   Gannett                            18,900           1,136
   Hearst-Argyle Television*           2,400              42
   Hispanic Broadcasting*             12,100             195
   Insight Communications*             2,200              41
   Interpublic Group                       1              --
   Knight Ridder                       2,400             134
   Lamar Advertising*                    200               6
   Liberty Media, Cl A*            2,036,792          25,868
   McClatchy, Cl A                     2,300              97
   McGraw-Hill                        10,200             594
   Mediacom Communications*            6,500              85
   New York Times, Cl A               16,100             628
   Omnicom Group                       9,100             591
   Primedia*                          34,600              81
   R.R. Donnelley & Sons               2,600              70
   Radio One, Cl A*                    4,300              50


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Radio One, Cl D*                    7,400      $       85
   Tribune                             7,600             239
   Univision Communications, Cl A*    14,200             326
   USA Networks*                      15,900             286
   Valassis Communications*            1,600              51
   Viacom, Cl A*                      76,729           2,682
   Viacom, Cl B*                     304,206          10,495
   Westwood One*                       6,200             138
                                                  ----------
                                                      88,931
                                                  ----------
BUILDING & CONSTRUCTION -- 0.1%
   American Standard*                  2,000             110
   Centex                              3,000             101
   D.R. Horton                         2,500              52
   Dycom Industries*                   6,300              73
   Lafarge North America               3,100             103
   Lennar                              2,600              94
   Martin Marietta Materials           2,300              90
   Masco                              24,200             495
   Pulte Homes                         1,400              43
   Vulcan Materials                    4,900             212
                                                  ----------
                                                       1,373
                                                  ----------
CHEMICALS -- 2.4%
   Air Products & Chemicals            9,900             382
   Ashland                            31,800           1,226
   Cabot                               2,200              88
   Cabot Microelectronics*             1,700              82
   Dow Chemical                      904,332          29,626
   E.I. du Pont de Nemours            46,200           1,733
   Eastman Chemical                   40,400           1,466
   Ecolab                              4,200             153
   Engelhard                          12,000             277
   Hercules*                           9,000              74
   Lubrizol                           88,200           2,787
   Lyondell Chemical                 101,500           1,162
   Millennium Chemicals               50,600             531
   PPG Industries                      5,700             261
   Rohm & Haas                         6,300             206
   Sigma-Aldrich                       2,600             118
                                                  ----------
                                                      40,172
                                                  ----------
COAL MINING -- 0.0%
   Massey Energy                       3,600              53
                                                  ----------
COMMERCIAL SERVICES -- 1.0%
   Apollo Group, Cl A*                 5,500             231
   Arbitron*                           2,220              58
   Cendant*                           48,300             618
   Convergys*                          7,500             208
   DeVry*                              3,000             108
   Fluor                               5,200             200
   Iron Mountain*                      2,800             116





--------------------------------------------------------------------------------
20          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   KPMG Consulting*                    5,800      $       63
   Manpower                            3,600              95
   Paychex                           393,836          12,410
   Quintiles Transnational*            4,000              58
   Robert Half International*        126,484           2,531
   Service International*             17,900             108
   Servicemaster                      14,400             160
   TeleTech Holdings*                  8,100              63
                                                  ----------
                                                      17,027
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 1.1%
   Advanced Fibre Communication*       8,300             121
   American Tower, Cl A*              12,300             171
   Andrew*                            12,100             220
   Arris Group*                        5,100              18
   Commscope*                          9,100             162
   Comverse Technology*               12,200             250
   Crown Castle International*        28,600             257
   Harris                              7,100             226
   Inrange Technologies, Cl B*         5,700              34
   Motorola                          123,700           1,930
   Nokia Oyj ADR                     561,800           8,792
   Powerwave Technologies*             9,800             117
   Qualcomm*                         126,378           6,008
   RF Micro Devices*                  14,500             241
   Scientific-Atlanta                 13,200             232
   TeleCorp PCS, Cl A*                 4,200              46
   Utstarcom*                         12,100             197
                                                  ----------
                                                      19,022
                                                  ----------
COMPUTERS & SERVICES -- 4.1%
   3Com*                              32,800             123
   Affiliated Computer Services, Cl A* 1,300             106
   Apple Computer*                    19,600             304
   Autodesk                            4,600             148
   Bisys Group                         2,100             111
   Cadence Design Systems*            15,100             251
   Ceridian*                           8,300             120
   Cisco Systems*                  1,228,400          14,962
   CNET Networks*                      7,200              31
   Cognex*                             6,000             118
   Compaq Computer                    89,200             741
   Computer Sciences*                 10,300             342
   Dell Computer*                    234,300           4,342
   Diebold                             7,900             301
   DoubleClick*                       11,000              63
   DST Systems*                       84,000           3,633
   Earthlink*                          8,100             123
   eBay*                               5,600             256
   Electronic Data Systems            68,000           3,915
   Electronics for Imaging*            3,800              62


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   EMC-Mass                          354,235      $    4,163
   Enterasys Networks*                21,500             139
   Extreme Networks*                   7,200              50
   Foundry Networks*                   9,000              55
   Hewlett-Packard                   135,200           2,177
   I2 Technologies*                   31,700             109
   International Business Machines   168,300          15,534
   Jabil Circuit*                      4,100              73
   Jack Henry & Associates             3,100              70
   Juniper Networks*                  98,500             955
   Lexmark International*              2,200              98
   Maxtor*                            13,500              48
   McData, Cl A*                       5,400              45
   Mentor Graphics*                    5,200              72
   NCR*                                2,000              59
   Network Appliance*                 20,700             141
   Priceline.com*                     11,700              44
   Quantum-DLT & Storage*             71,700             585
   Redback Networks*                  29,100              42
   Riverstone Networks*               11,031              58
   Sandisk*                            6,700              66
   Silicon Storage Technology*        12,300              57
   Storage Technology*                 7,600              95
   Sun Microsystems*                 171,100           1,415
   SunGard Data Systems*             148,900           3,480
   Symbol Technologies                13,100             137
   Synopsys*                           4,200             169
   Ticketmaster, Cl B*                 7,500              78
   TMP Worldwide*                      3,600             102
   Unisys*                            15,900             138
   VeriSign*                          91,817           3,848
   Veritas Software*                 172,400           3,179
   Wind River Systems*                 8,000              84
                                                  ----------
                                                      67,417
                                                  ----------
CONTAINERS & PACKAGING -- 0.5%
   Crown Cork & Seal                 190,000             435
   Owens-Illinois*                   174,000             701
   Pactiv*                             8,000             116
   Sealed Air*                         5,000             182
   Smurfit-Stone Container*          261,200           3,456
   Sonoco Products                   150,000           3,525
                                                  ----------
                                                       8,415
                                                  ----------
DATA PROCESSING -- 1.7%
   Acxiom*                             9,400              89
   American Management Systems*        6,100              73
   Automatic Data Processing         115,000           5,410
   Certegy*                            2,700              70
   Choicepoint*                        1,950              81
   CSG Systems International*          1,900              78
   eFunds*                             3,300              55




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          21

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First Data                        285,113      $   16,611
   Fiserv*                           167,250           5,720
   Reynolds & Reynolds, Cl A           3,400              79
   Total System Services               3,400              84
                                                  ----------
                                                      28,350
                                                  ----------
DRUGS -- 7.5%
   Abbott Laboratories                82,900           4,298
   Alkermes*                           3,900              76
   Allergan                           24,738           1,640
   American Home Products             69,200           4,031
   Andrx Group*                        2,400             156
   Bristol-Myers Squibb              267,000          14,835
   Celgene*                            4,700             124
   Cephalon*                           2,600             130
   Elan ADR*                           6,694             325
   Eli Lilly                          47,060           3,797
   Forest Laboratories*                7,100             512
   ICN Pharmaceuticals                 3,900             103
   IVAX*                              22,807             505
   King Pharmaceuticals*              17,715             743
   Medicis Pharmaceutical, Cl A*         100               5
   Medimmune*                          5,200             185
   Merck                             159,260          10,607
   Mylan Laboratories                  7,400             241
   OSI Pharmaceuticals*                1,800              58
   Pfizer                          1,270,113          50,932
   Pharmacia                         278,000          11,276
   Schering-Plough                   288,000          10,685
   Sepracor*                           4,700             169
   Vertex Pharmaceuticals*             3,000              54
   Watson Pharmaceuticals*           149,300           8,168
                                                  ----------
                                                     123,655
                                                  ----------
ELECTRICAL SERVICES -- 3.0%
   AES*                              299,600           3,841
   Allegheny Energy                   23,900             877
   Alliant Energy                      3,800             119
   Ameren                              6,300             242
   American Electric Power           245,000          10,591
   American Power Conversion*         13,500             158
   Cinergy                            80,100           2,473
   Consolidated Edison               150,400           6,124
   Dominion Resources                 10,000             594
   DPL                                 4,000              97
   DTE Energy                          5,940             256
   Duke Energy                        34,000           1,287
   Edison International*              23,300             307
   Energy East                         2,500              50
   Entergy                           362,100          12,876
   FirstEnergy                         8,400             302


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   FPL Group                             900      $       48
   Gentex*                             6,800             162
   GPU                                 5,800             234
   Hubbell, Cl B                       4,600             134
   Kemet*                             10,600             175
   Mirant*                             9,478             208
   Molex                                 100               3
   Niagara Mohawk Holdings*            7,800             132
   NiSource                            7,400             173
   Northeast Utilities                 2,800              52
   Orion Power Holdings*               3,600              92
   PG&E                               23,300             354
   Pinnacle West Capital              31,700           1,259
   Power-One*                          7,900              49
   PPL                                 5,800             189
   Progress Energy                     9,400             404
   Public Service Enterprise Group    10,100             430
   Puget Energy                        4,100              88
   Reliant Energy                      8,300             218
   Reliant Resources*                  3,200              52
   Southern                           37,500             899
   Teco Energy                         3,700             100
   TXU                                13,200             611
   Utilicorp United                    4,800             134
   Western Resources                  11,100             184
   Wisconsin Energy                   94,700           2,131
   XCEL Energy                        13,800             388
                                                  ----------
                                                      49,097
                                                  ----------
ELECTRONICS -- 1.4%
   Agilent Technologies*              20,600             403
   Amphenol, Cl A*                     4,500             156
   Arrow Electronics*                146,600           3,058
   Avnet                              49,700             904
   AVX                                 9,000             146
   Energizer Holdings*                 2,900              48
   Flextronics International*        305,600           5,055
   Kopin*                              6,600              69
   Sanmina*                           32,100             436
   SCI Systems*                       17,100             308
   Solectron*                        877,300          10,221
   Thomas & Betts                    108,600           1,898
   Vishay Intertechnology*             8,700             160
                                                  ----------
                                                      22,862
                                                  ----------
ENTERTAINMENT -- 0.1%
   Callaway Golf                       5,900              76
   Galileo International               2,400              50
   Hasbro                              8,200             115
   International Game Technology*      2,900             123



--------------------------------------------------------------------------------
22          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   International Speedway, Cl A        1,300      $       45
   Macrovision*                          792              23
   Mattel                             18,400             288
   Metro-Goldwyn-Mayer*                2,500              42
   Walt Disney                        39,548             736
                                                  ----------
                                                       1,498
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.1%
   Allied Waste Industries*            9,500             121
   Republic Services*                  6,400             104
   Waste Management                   32,600             872
                                                  ----------
                                                       1,097
                                                  ----------
FINANCIAL SERVICES -- 6.6%
   A.G. Edwards                       13,500             474
   Allied Capital                      2,000              45
   American Express                   18,300             532
   AmeriCredit*                       24,010             760
   Ameritrade Holding, Cl A*          14,600              59
   Bear Stearns                       13,400             670
   Blackrock*                          1,300              57
   Capital One Financial              22,238           1,023
   Charles Schwab                    900,425          10,354
   Citigroup                         758,566          30,722
   Concord EFS*                      149,169           7,301
   Countrywide Credit Industry         8,300             365
   Dow Jones                           1,200              54
   Dun & Bradstreet*                   1,600              45
   E*trade Group*                     30,900             187
   Eaton Vance                         4,500             141
   Equifax                             5,400             118
   Fannie Mae                         54,947           4,399
   Federated Investors, Cl B           8,800             260
   Franklin Resources                 14,900             517
   Freddie Mac                        35,300           2,294
   Goldman Sachs Group               141,265          10,079
   H&R Block                           6,800             262
   Heller Financial, Cl A              3,000             158
   Household International            31,900           1,799
   Instinet Group*                    13,900             136
   Investment Technology Group*        3,300             183
   John Nuveen, Cl A                   1,200              53
   Knight Trading Group*              20,200             156
   LaBranche*                          3,100              69
   Legg Mason                          8,300             330
   Lehman Brothers Holdings              700              40
   MBNA                              420,030          12,723
   Metris                              2,900              72
   Moody's                           102,106           3,778
   Morgan Stanley Dean Witter        292,900          13,576
   Neuberger Berman                    2,800              98
   Providian Financial                16,900             341
   Stilwell Financial                 21,700             423


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   T. Rowe Price Group               107,400      $    3,147
   USA Education                      12,981           1,076
   Waddell & Reed Financial, Cl A     11,000             286
                                                  ----------
                                                     109,162
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 3.6%
   Albertson's                        13,600             434
   American Water Works                5,200             205
   Anheuser-Busch                     48,900           2,048
   Brown-Forman, Cl B                  1,200              76
   Campbell Soup                      12,200             342
   Coca-Cola                          98,769           4,627
   Coca-Cola Enterprises               5,000              77
   Conagra Foods                     527,500          11,842
   Delhaize Le Lion ADR*               1,680              93
   Flowers Foods*                      1,000              36
   General Mills                      16,200             737
   H.J. Heinz                         22,700             957
   Hershey Foods                       3,700             242
   Hormel Foods                        4,000              95
   IBP                                 2,161              51
   Kellogg                            19,900             597
   Kraft Foods, Cl A*                 26,330             905
   Kroger*                            53,600           1,321
   McCormick                           2,100              96
   Pepsi Bottling Group                2,200             101
   PepsiCo                           128,653           6,239
   Philip Morris                     370,500          17,891
   Ralston Purina                     28,400             932
   RJ Reynolds Tobacco Holdings        5,800             331
   Safeway*                          125,539           4,986
   Sara Lee                           54,000           1,150
   Supervalu                          10,900             221
   Sysco                              38,700             988
   Tyson Foods, Cl A                 107,700           1,079
   UST                                 8,000             266
   Viad                                4,500              86
   Whole Foods Market*                 2,500              79
   Winn-Dixie Stores                   2,500              29
   Wm. Wrigley Jr.                     9,800             503
                                                  ----------
                                                      59,662
                                                  ----------
GAS/NATURAL GAS -- 1.0%
   Dynegy, Cl A                      140,900           4,882
   El Paso                            13,400             557
   Enron                             252,100           6,865
   Kinder Morgan                       4,700             231
   Praxair                            68,700           2,886
   Sempra Energy                       7,200             178
   Williams                            3,887             106
                                                  ----------
                                                      15,705
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          23

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                      4,100      $      128
   Illinois Tool Works                13,300             720
   Stanley Works                       2,600              95
                                                  ----------
                                                         943
                                                  ----------
HOTELS & LODGING -- 0.1%
   Harrah's Entertainment*             5,900             159
   Hilton Hotels                      11,100              87
   Mandalay Resort Group*              3,100              50
   Marriott International, Cl A       44,690           1,493
   Park Place Entertainment*          13,700             101
   Starwood Hotels & Resorts
     Worldwide                        25,700             565
                                                  ----------
                                                       2,455
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.1%
   Clorox                             10,300             381
   General Electric                1,156,800          43,033
   Leggett & Platt                   139,500           2,720
   Maytag                              5,400             133
   Newell Rubbermaid                  29,000             659
   Whirlpool                          92,100           5,098
                                                  ----------
                                                      52,024
                                                  ----------
INSURANCE -- 4.5%
   21st Century Insurance Group        1,400              25
   Aetna*                             13,600             393
   Aflac                              30,700             829
   Allmerica Financial                 2,700             121
   Allstate                           12,700             474
   AMBAC Financial Group              12,700             695
   American Financial Group            2,100              47
   American International Group      417,154          32,538
   AON                                11,600             487
   Chubb                              99,900           7,134
   Cigna                               2,100             174
   Cincinnati Financial                7,800             325
   Erie Indemnity, Cl A                1,700              67
   Fidelity National Financial         6,310             170
   Hartford Financial Services Group 228,700          13,434
   HCC Insurance Holdings              2,000              52
   Humana*                             8,600             104
   Jefferson-Pilot                     7,800             347
   John Hancock Financial Services     9,600             383
   Lincoln National                    9,700             452
   Loews                               7,000             324
   Marsh & McLennan                   14,000           1,354
   MBIA                                6,300             315
   Metlife                            14,200             422
   MGIC Investment                     4,400             287
   Mony Group                          1,400              46


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nationwide Financial Services, Cl A 1,100      $       41
   Old Republic International          5,900             155
   Oxford Health Plans*                3,700             105
   PMI Group                           3,000             187
   Progressive                         2,600             348
   Protective Life                     4,000             116
   Radian Group                        5,400             208
   Safeco                              7,900             240
   St. Paul                          164,000           6,760
   Torchmark                          64,000           2,496
   Trigon Healthcare*                  1,200              78
   UnitedHealth Group                 39,405           2,621
   UnumProvident                       8,900             225
                                                  ----------
                                                      74,579
                                                  ----------
LEASING & RENTING -- 0.0%
   Gatx                                1,300              44
   United Rentals*                     2,100              36
                                                  ----------
                                                          80
                                                  ----------
MACHINERY -- 0.3%
   Applied Biosystems Group - Applera 11,900             290
   Caterpillar                        16,600             744
   Crane                                 800              18
   Cummins                             2,900              96
   Deere                              12,400             466
   Dover                              12,900             388
   Eaton                               4,000             237
   Emerson Electric                   19,000             894
   Ingersoll-Rand                      7,400             250
   Johnson Controls                    4,200             274
   Kadant*                               226               3
   Millipore                           3,800             201
   Pall                                3,800              74
   Parker Hannifin                     4,600             158
   Pentair                             2,400              74
   PerkinElmer                         3,600              94
   Rockwell International              5,000              73
   Thermo Electron*                    3,700              67
   Waters*                             8,300             297
                                                  ----------
                                                       4,698
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 4.0%
   AmerisourceBergen*                  1,887             134
   Apogent Technologies*               4,300             103
   Baxter International               38,400           2,114
   Becton Dickinson                    2,800             104
   Biomet                             10,050             294
   Boston Scientific*                 15,800             324
   C.R. Bard                             300              15
   Cardinal Health                   162,647          12,027




--------------------------------------------------------------------------------
24          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Caremark Rx*                        9,500      $      159
   Cerner*                               900              45
   Chiron*                             8,400             373
   COR Therapeutics*                   4,000              91
   Cytyc*                              7,400             198
   Enzon*                              2,100             107
   Express Scripts*                    2,300             127
   First Health Group*                 3,400             100
   Gilead Sciences*                    6,500             365
   Guidant*                           14,400             554
   HCA                                27,000           1,196
   Health Management Associates,
     Cl A*                            14,000             291
   Healthsouth*                       17,300             281
   ImClone Systems*                    5,100             288
   IMS Health                        315,200           7,896
   Johnson & Johnson                 257,130          14,245
   Lincare Holdings*                   3,500              93
   Manor Care*                         4,000             112
   McKesson                           15,300             578
   Medtronic                         477,200          20,758
   Omnicare                            3,200              70
   Patterson Dental*                   1,400              52
   Quest Diagnostics*                  2,200             136
   St. Jude Medical*                  13,100             897
   Stryker                             7,600             402
   Sybron Dental Specialties*            100               2
   Techne*                             4,500             132
   Tenet Healthcare*                  24,600           1,467
   Triad Hospitals*                    2,500              89
   Universal Health Services, Cl B*    1,600              78
   Wellpoint Health Networks*          2,500             273
   Zimmer Holdings*                    5,520             153
                                                  ----------
                                                      66,723
                                                  ----------
METALS & MINING -- 0.6%
   Alcoa                             319,100           9,895
   Freeport-McMoran Copper &
     Gold, Cl B                        4,200              46
   Homestake Mining                   18,700             174
   Newmont Mining                     11,600             274
   Phelps Dodge                        1,200              33
                                                  ----------
                                                      10,422
                                                  ----------
MISCELLANEOUS MANUFACTURING -- 0.9%
   Danaher                             6,200             292
   FMC*                               54,900           2,690
   Honeywell International            37,900           1,001
   Tyco International                238,970          10,873
                                                  ----------
                                                      14,856
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Avery Dennison                      2,400             114
   Herman Miller                       3,700              72


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Minnesota Mining & Manufacturing   27,500      $    2,706
   Pitney Bowes                       18,700             714
   Steelcase, Cl A                    11,800             148
   Xerox                              64,600             501
                                                  ----------
                                                       4,255
                                                  ----------
PAINT & RELATED PRODUCTS -- 0.2%
   Sherwin-Williams                  166,200           3,693
                                                  ----------
PAPER & PAPER PRODUCTS -- 1.7%
   Boise Cascade                       4,000             118
   Bowater                             2,400             106
   Georgia-Pacific Group             184,902           5,323
   International Paper               372,432          12,961
   Kimberly-Clark                     41,100           2,548
   Mead                                5,000             138
   Temple-Inland                      48,700           2,313
   Westvaco                          156,600           4,025
   Weyerhaeuser                        7,700             375
   Willamette Industries               2,700             121
                                                  ----------
                                                      28,028
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 6.0%
   Amerada Hess                       84,000           5,334
   Anadarko Petroleum                  3,400             163
   Baker Hughes                        2,400              69
   BJ Services*                       32,600             580
   Burlington Resources               14,000             479
   Chevron                           135,300          11,467
   Conoco, Cl A                      286,750           7,292
   Conoco, Cl B                       27,100             687
   Cooper Cameron*                     3,800             125
   Devon Energy                        5,400             186
   Diamond Offshore Drilling          10,000             252
   Equitable Resources                 4,900             147
   Exxon Mobil                       731,308          28,814
   Forest Oil*                         7,800             193
   Halliburton                         2,200              50
   Hanover Compressor*                   300               6
   Helmerich & Payne                   9,600             251
   Kerr-McGee                         17,200             893
   Louis Dreyfus Natural Gas*          7,300             284
   Mitchell Energy & Development, Cl A 4,000             200
   Murphy Oil                          5,400             391
   Nabors Industries*                385,200           8,078
   Newfield Exploration*               8,200             239
   Noble Drilling*                   103,000           2,472
   Occidental Petroleum              327,700           7,976
   Ocean Energy                       14,800             241
   Patterson-UTI Energy*              11,700             145
   Phillips Petroleum                313,900          16,932
   Pioneer Natural Resources*         10,700             152



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          25

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Pogo Producing                     10,200      $      240
   Pride International*               16,300             170
   Sunoco                              2,700              96
   Texaco                             26,900           1,748
   Tidewater                           4,200             112
   Transocean Sedco Forex             42,600           1,125
   Ultramar Diamond Shamrock             300              14
   Unocal                             10,400             338
   USX-Marathon Group                 36,600             979
   Valero Energy                      14,200             498
   Varco International*               11,200             135
   XTO Energy                         11,600             162
                                                  ----------
                                                      99,715
                                                  ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.0%
   Eastman Kodak                      16,400             533
                                                  ----------
RAILROADS -- 2.0%
   Burlington Northern Santa Fe      388,900          10,403
   CSX                               235,800           7,428
   Kansas City Southern Industries*    5,000              60
   Norfolk Southern                  470,100           7,578
   Union Pacific                     165,700           7,771
                                                  ----------
                                                      33,240
                                                  ----------

REAL ESTATE -- 0.0%
   Catellus Development*               2,700              47

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   AMB Property                        3,400              83
   Apartment Investment & Management,
     Cl A                              3,500             158
   Archstone Communities Trust         3,700              96
   AvalonBay Communities               3,200             153
   Boston Properties                   3,300             126
   CarrAmerica Realty                  5,700             171
   Crescent Real Estate Equity         7,500             161
   Duke Realty                         6,000             142
   Equity Office Properties Trust     21,000             672
   Equity Residential Properties Trust 6,300             368
   Host Marriott                      13,900              98
   iStar Financial                     6,100             151
   Liberty Property Trust              3,300              95
   Mack-Cali Realty                    4,800             149
   Prologis Trust                     12,100             255
   Public Storage                      4,100             137
   Simon Property Group                6,800             183
   Vornado Realty Trust                3,000             119
                                                  ----------
                                                       3,317
                                                  ----------



--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 6.4%
   7-Eleven*                           1,700      $       16
   Autonation*                        20,300             178
   Autozone*                           5,400             280
   Barnes & Noble*                     1,400              51
   Bed Bath & Beyond*                 12,900             328
   Best Buy*                           8,800             400
   BJ's Wholesale Club*                2,500             119
   Borders Group*                      4,200              80
   Brinker International*              3,500              83
   CDW Computer Centers*               4,100             148
   Circuit City Stores                17,900             215
   CVS                                22,700             754
   Darden Restaurants                 18,600             488
   Dollar General                     15,800             185
   Family Dollar Stores                3,900             107
   Federated Department Stores*      121,800           3,435
   Gap                                 4,600              55
   Home Depot                        637,200          24,449
   Intimate Brands                    15,400             139
   JC Penney                          15,200             333
   K Mart*                            29,200             204
   Kohl's*                           214,147          10,279
   Limited                            24,800             236
   Lowe's                             50,275           1,591
   May Department Stores             283,600           8,230
   McDonald's                         74,300           2,017
   MSC Industrial Direct, Cl A*        3,400              54
   Neiman-Marcus Group, Cl A*          1,800              44
   Nike, Cl B                          3,800             178
   Nordstrom                           7,900             114
   Office Depot*                      18,100             246
   Outback Steakhouse*                 1,900              49
   Payless Shoesource*                 1,900             104
   RadioShack                        129,287           3,135
   Reebok International*               1,800              37
   Rite Aid*                         260,869           2,014
   Ross Stores                         2,600              76
   Saks*                               9,400              47
   Sears Roebuck                     313,800          10,870
   Staples*                           24,400             326
   Starbucks*                         14,200             212
   Talbots                             8,600             193
   Target                            367,400          11,665
   Tiffany                             8,600             186
   TJX                               108,800           3,580
   Toys "R" Us*                        1,500              26
   Tricon Global Restaurants*          4,300             169
   Venator Group*                     11,900             181
   Wal-Mart Stores                   224,600          11,118
   Walgreen                          212,683           7,323
   Williams-Sonoma*                    4,700             112
                                                  ----------
                                                     106,459
                                                  ----------

--------------------------------------------------------------------------------
26          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RUBBER-TIRES -- 0.2%
   Cooper Tire & Rubber               38,200      $      544
   Goodyear Tire & Rubber            152,800           2,816
                                                  ----------
                                                       3,360
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.9%
   Alpha Industries*                   7,300             141
   Altera*                           268,500           4,398
   Amkor Technology*                   6,100              64
   Analog Devices*                    33,531           1,097
   Applied Materials*                117,851           3,352
   Applied Micro Circuits*            85,600             598
   Axcelis Technologies*               9,700              92
   Broadcom, Cl A*                    11,200             227
   Cirrus Logic*                       5,000              37
   Conexant Systems*                  18,800             156
   Cree*                               9,700             143
   Cypress Semiconductor*              8,600             128
   Fairchild Semiconductor
     International, Cl A*              8,000             128
   Finisar*                           10,400              41
   Integrated Device Technology*       6,300             127
   Intel                             934,744          19,106
   International Rectifier*            4,000             109
   Intersil, Cl A*                     6,300             176
   JDS Uniphase*                     190,300           1,203
   Kla-Tencor*                        12,400             392
   Lam Research*                      12,800             217
   Lattice Semiconductor*              4,600              72
   Linear Technology                   3,200             105
   LSI Logic*                         23,500             276
   Maxim Integrated Products*         15,600             545
   Micrel*                             1,700              34
   Microchip Technology*              10,000             268
   Micron Technology*                207,600           3,909
   National Semiconductor*             8,100             179
   Novellus Systems*                   9,300             266
   Nvidia*                             5,200             143
   PMC - Sierra*                       6,300              65
   Semtech*                            7,000             199
   Silicon Laboratories*               5,500              76
   Siliconix*                          2,600              54
   Texas Instruments                 470,100          11,743
   Triquint Semiconductor*            17,694             283
   Virata*                             4,900              49
   Vitesse Semiconductor*             16,200             125
   Xilinx*                            17,700             416
                                                  ----------
                                                      50,739
                                                  ----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
SOFTWARE -- 2.9%
   Advent Software*                    1,400      $       53
   Asiainfo Holdings*                  6,900              82
   BEA Systems*                       42,000             403
   Check Point Software Technologies* 33,000             727
   Citrix Systems*                     8,900             176
   Computer Associates International 200,100           5,151
   Compuware*                         21,400             178
   Electronic Arts*                    7,300             333
   Internet Security Systems*          6,100              56
   Interwoven*                        10,600              41
   Intuit*                             2,800             100
   Keane*                              6,600              90
   Liberate Technologies*             11,300             112
   Micromuse*                         10,700              61
   Microsoft*                        699,144          35,775
   National Instruments*               1,500              39
   Network Associates*                13,400             173
   Novell*                            20,100              73
   Openwave Systems*                  11,300             144
   Oracle*                           260,000           3,271
   Parametric Technology*             29,600             154
   Peoplesoft*                        12,900             233
   Peregrine Systems*                  1,700              21
   Retek*                              2,000              25
   S1*                                16,800             142
   Siebel Systems*                    54,700             712
   Sybase*                            11,800             110
   Symantec*                           7,000             243
                                                  ----------
                                                      48,678
                                                  ----------
STEEL & STEEL WORKS -- 0.0%
   Allegheny Technologies              3,400              46
   Nucor                               2,700             107
   USX-U.S. Steel Group                6,300              88
                                                  ----------
                                                         241
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 5.6%
   Allegiance Telecom*                 5,800              17
   Alltel                             19,900           1,153
   Amdocs*                           100,100           2,668
   AT&T                              724,050          13,974
   AT&T Wireless Services*           536,874           8,021
   Avaya*                              5,800              57
   BellSouth                         108,900           4,525
   Broadwing*                         13,000             209
   CenturyTel                         11,400             382
   CIENA*                             16,600             171
   Citizens Communications*           15,600             147




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          27

STATEMENT OF NET ASSETS

Tax-Managed Large Cap Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Corning                            37,900      $      334
   Deutsche Telekom ADR*                   1              --
   Dobson Communications, Cl A*        3,300              34
   Echostar Communications, Cl A*     19,500             454
   Harmonic*                           6,600              53
   NTL*                               29,300              91
   Oni Systems*                        5,900              24
   PanAmSat*                           5,000             117
   Polycom*                            5,100             124
   SBC Communications                330,706          15,583
   Sprint-FON Group                   34,600             831
   Sprint-PCS Group*                  99,431           2,614
   Telephone & Data Systems            5,000             471
   Tellium*                            4,700              23
   Triton PCS Holdings, Cl A*          3,900             148
   US Cellular*                        2,400             119
   Verizon Communications            377,100          20,405
   Vodafone Group ADR                124,000           2,723
   West*                                 400               8
   Wireless Facilities*               16,700              75
   WorldCom - MCI Group*               8,000             122
   WorldCom - WorldCom Group*      1,158,500          17,424
                                                  ----------
                                                      93,101
                                                  ----------
TRUCKING -- 0.4%
   C.H. Robinson Worldwide             4,000             116
   CNF                                 4,100              94
   Expeditors International
     Washington                       70,739           3,349
   Navistar International*             6,000             169
   United Parcel Service, Cl B        45,813           2,381
                                                  ----------
                                                       6,109
                                                  ----------
WHOLESALE -- 1.5%
   Costco Wholesale*                 274,600           9,765
   Fastenal                           33,200           1,892
   Genuine Parts                     277,800           8,851
   Ingram Micro, Cl A*               195,200           2,518
   Tech Data*                         59,300           2,247
   W.W. Grainger                       4,800             187
                                                  ----------
                                                      25,460
                                                  ----------
Total Common Stock
   (Cost $1,830,100)                               1,626,697
                                                  ----------



--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
   Wachovia*                          10,700      $        5
                                                  ----------
Total Rights
   (Cost $0)                                               5
                                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills (A) (B)
     3.268%, 02/28/02                 $2,400           2,377
     2.934%, 10/11/01                    100             100
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $2,475)                                       2,477
                                                  ----------
REPURCHASE AGREEMENTS -- 1.4%
   Merrill Lynch
     2.550%, dated 09/28/01, matures
     10/01/01, repurchase price $946,396
     (collateralized by U.S. Treasury
     Bonds, total market
     value: $976,336)                    946             946
   Morgan Stanley Dean Witter
     3.320%, dated 09/28/01, matures
     10/01/01, repurchase price $22,364,071
     (collateralized by FNMA obligation,
     total market value: $22,919,537) 22,358          22,358
                                                  ----------
Total Repurchase Agreements
   (Cost $23,304)                                     23,304
                                                  ----------
Total Investments -- 99.7%
   (Cost $1,855,879)                               1,652,483
                                                  ----------
Other Assets & Liabilities, Net -- 0.3%                5,614
                                                  ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 174,634,242 outstanding shares of
   beneficial interest                             2,227,033
Undistributed net investment income                    3,073
Accumulated net realized loss on investments        (368,550)
Net unrealized depreciation on futures                   (63)
Net unrealized depreciation on investments          (203,396)
                                                  ----------
Total Net Assets -- 100.0%                        $1,658,097
                                                  ==========

Net asset value, offering and redemption
   price per share -- Class A                     $     9.49
                                                  ==========

 * Non-income producing security
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
28          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Large Cap Value Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%
AEROSPACE & DEFENSE -- 2.3%
   Boeing                            811,400     $    27,182
   General Dynamics                  195,800          17,293
   Goodrich                           44,900             875
   Hughes Electronics
     (General Motors, Cl H)*         145,600           1,941
   Lockheed Martin                   389,300          17,032
   Northrop Grumman                   32,200           3,252
   Raytheon                          158,600           5,511
   Rockwell Collins                  238,200           3,382
   United Technologies               130,700           6,078
                                                 -----------
                                                      82,546
                                                 -----------
AIR TRANSPORTATION -- 0.5%
   AMR*                              130,000           2,488
   Continental Airlines, Cl B*        27,300             409
   Delta Air Lines                   172,400           4,543
   FedEx*                            126,600           4,653
   Northwest Airlines*                19,000             217
   Skywest                            11,800             197
   Southwest Airlines                319,600           4,743
   Textron                            49,000           1,647
   UAL                                29,700             542
   US Airways Group*                  15,900              74
                                                 -----------
                                                      19,513
                                                 -----------
APPAREL/TEXTILES -- 0.2%
   Jones Apparel Group*               13,000             331
   Liz Claiborne                      23,600             890
   Mohawk Industries*                 17,500             643
   Polo Ralph Lauren*                 27,800             521
   VF                                149,700           4,382
                                                 -----------
                                                       6,767
                                                 -----------
AUTOMOTIVE -- 1.4%
   Autoliv                            32,600             513
   Dana                              341,200           5,323
   Delphi Automotive Systems         348,544           4,095
   Ford Motor                      1,068,832          18,544
   General Motors                    366,100          15,706
   ITT Industries                     28,100           1,259
   Lear*                              30,600             827
   Paccar                             32,100           1,575
   SPX*                               10,500             870
   TRW                                49,500           1,476
   Visteon                            99,976           1,275
                                                 -----------
                                                      51,463
                                                 -----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 12.8%
   Amsouth Bancorporation            143,000     $     2,584
   Associated Banc                    27,100             918
   Astoria Financial                 158,800           9,410
   Bancwest                           29,200           1,020
   Bank of America                 1,362,783          79,587
   Bank of New York                  199,200           6,972
   Bank One                          731,700          23,027
   Banknorth Group                    70,600           1,576
   BB&T                              171,900           6,266
   Charter One Financial              85,470           2,412
   City National                      21,900             945
   Comerica                          150,700           8,349
   Commerce Bancorp                    5,700             388
   Commerce Bancshares                34,800           1,309
   Compass Bancshares                 65,800           1,713
   Cullen/Frost Bankers               29,000             782
   Dime Bancorp                       37,300           1,467
   Fifth Third Bancorp                51,230           3,150
   First Tennessee National           48,200           1,783
   First Virginia Banks               12,100             554
   FirstMerit                         22,500             528
   FleetBoston Financial             469,100          17,239
   Fulton Financial                   20,000             447
   Golden State Bancorp               43,500           1,322
   Golden West Financial             156,600           9,098
   Greenpoint Financial              254,000           8,915
   Hibernia, Cl A                     53,000             867
   Hudson City Bancorp                10,700             256
   Huntington Bancshares             126,900           2,197
   JP Morgan Chase                 1,171,030          39,991
   Keycorp                           270,100           6,520
   M&T Bank                           40,100           2,967
   Marshall & Ilsley                  44,500           2,523
   Mellon Financial                  647,200          20,924
   Mercantile Bankshares              38,300           1,521
   National City                     516,100          15,457
   National Commerce Financial        98,200           2,563
   North Fork Bancorporation          62,900           1,871
   Northern Trust                     47,100           2,472
   Old National Bancorp               16,100             419
   Pacific Century Financial          24,100             563
   PNC Financial Services Group      375,300          21,486
   Popular                            49,600           1,548
   Regions Financial                 107,700           3,108
   Roslyn Bancorp                     26,850             497
   Sky Financial Group                21,800             434
   SouthTrust                        154,300           3,930
   Sovereign Bancorp                 123,900           1,177
   State Street                       83,100           3,781
   SunTrust Banks                    112,000           7,459
   Synovus Financial                  34,600             955
   TCF Financial                      31,100           1,432
   Union Planters                     52,200           2,239




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          29

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   UnionBanCal                       204,400     $     6,917
   US Bancorp                        851,500          18,886
   Valley National Bancorp            22,660             674
   Wachovia                          747,000          23,157
   Washington Federal                 36,300             909
   Washington Mutual                 853,700          32,850
   Webster Financial                  11,900             392
   Wells Fargo                       737,400          32,777
   Wilmington Trust                   13,700             756
   Zions Bancorporation               43,700           2,345
                                                 -----------
                                                     460,581
                                                 -----------
BEAUTY PRODUCTS -- 1.4%
   Alberto-Culver, Cl B               10,900             424
   Avon Products                      91,600           4,236
   Colgate-Palmolive                  58,000           3,379
   Estee Lauder, Cl A                  4,200             139
   Gillette                          226,900           6,762
   International Flavors & Fragrances 28,400             786
   Procter & Gamble                  450,800          32,814
                                                 -----------
                                                      48,540
                                                 -----------
BIOTECHNOLOGY -- 0.6%
   Aviron*                             3,100              77
   Biogen*                           370,600          20,598
   Celera Genomics Group - Applera*   22,800             550
                                                 -----------
                                                      21,225
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.4%
   Adelphia Communications, Cl A*     29,000             644
   Belo, Cl A                         26,600             427
   Cablevision Systems, Cl A*         34,500           1,412
   Cablevision Systems-Rainbow
     Media Group*                     19,550             396
   Charter Communications, Cl A*      40,200             498
   Clear Channel Communications*     117,800           4,682
   Comcast, Cl A*                    788,700          28,291
   COX Communications, Cl A*          86,600           3,615
   E.W. Scripps, Cl A                  9,000             548
   Emmis Communications, Cl A*        17,300             249
   Entercom Communications*           11,200             381
   Fox Entertainment Group, Cl A*     51,400             982
   Gannett                           117,000           7,033
   Gemstar-TV Guide International*    41,900             826
   Hispanic Broadcasting*             12,100             195
   Insight Communications*            21,000             386
   Interpublic Group                  15,504             316
   Knight Ridder                     103,200           5,764
   Lamar Advertising*                 28,500             864
   Liberty Media, Cl A*            2,008,000          25,502
   McGraw-Hill                        57,600           3,352
   Mediacom Communications*           16,300             212
   Meredith                           10,200             328


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   New York Times, Cl A               69,900     $     2,728
   R.R. Donnelley & Sons             240,600           6,508
   Radio One, Cl D*                   34,500             398
   Readers Digest Association, Cl A   32,400             596
   Tribune                            75,700           2,377
   USA Networks*                      30,400             547
   Valassis Communications*           18,200             581
   Viacom, Cl B*                     608,307          20,987
   Washington Post, Cl B               1,100             572
   Westwood One*                      34,400             765
                                                 -----------
                                                     122,962
                                                 -----------
BUILDING & CONSTRUCTION -- 0.6%
   American Standard*                  5,900             325
   Centex                             89,800           3,029
   Clayton Homes                      29,500             360
   D.R. Horton                        30,800             642
   Lafarge North America              20,400             681
   Lennar                             18,000             649
   Martin Marietta Materials          24,800             970
   Masco                             189,900           3,882
   Pulte Homes                       172,900           5,299
   Texas Industries                   79,000           2,441
   Vulcan Materials                   31,300           1,352
                                                 -----------
                                                      19,630
                                                 -----------
CHEMICALS -- 3.0%
   Air Products & Chemicals           92,000           3,549
   Ashland                           221,200           8,527
   Cabot                              32,800           1,309
   Dow Chemical                    1,409,342          46,170
   E.I. du Pont de Nemours           449,500          16,865
   Eastman Chemical                  228,000           8,276
   Ecolab                             11,400             414
   Engelhard                          63,700           1,472
   Great Lakes Chemical               23,700             524
   Hercules*                          41,500             342
   Lubrizol                          182,600           5,770
   Lyondell Chemical                 192,500           2,204
   Millennium Chemicals              102,200           1,072
   OM Group                           13,700             754
   PPG Industries                     67,400           3,084
   Rohm & Haas                        67,300           2,205
   Sigma-Aldrich                     146,200           6,608
                                                 -----------
                                                     109,145
                                                 -----------
COAL MINING -- 0.0%
   Arch Coal                          14,600             228
   Massey Energy                      38,700             567
                                                 -----------
                                                         795
                                                 -----------


--------------------------------------------------------------------------------
30          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.3%
   Cendant*                          162,400     $     2,079
   Deluxe                             38,500           1,330
   Fluor                              30,700           1,182
   Iron Mountain*                      8,400             348
   Jacobs Engineering Group*          10,700             668
   Manpower                           31,600             832
   Monsanto                            9,900             334
   Quanta Services*                   11,300             161
   Quintiles Transnational*           29,400             429
   Service International*            137,400             827
   Servicemaster                     109,700           1,216
                                                 -----------
                                                       9,406
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 0.5%
   Acterna*                           15,500              49
   ADC Telecommunications*           242,000             845
   Advanced Fibre Communication*      22,400             327
   American Tower, Cl A*              33,900             471
   Crown Castle International*        39,300             354
   Harris                             29,600             942
   Motorola                          879,200          13,715
   TeleCorp PCS, Cl A*                 8,700              96
   Tellabs*                          143,900           1,422
   Utstarcom*                         19,800             322
                                                 -----------
                                                      18,543
                                                 -----------
COMPUTERS & SERVICES -- 2.9%
   3Com*                             114,100             428
   Apple Computer*                   143,100           2,219
   Ariba*                             65,600             122
   At Home, Cl A*                     96,400              14
   Autodesk                          149,100           4,780
   Ceridian*                          46,100             668
   CMGI*                             137,200             137
   CNET Networks*                     35,000             150
   Compaq Computer                   716,800           5,957
   Computer Sciences*                 64,900           2,153
   Diebold                            35,500           1,353
   DST Systems*                        5,900             255
   Earthlink*                         16,300             248
   Electronic Data Systems           348,500          20,067
   Enterasys Networks*                49,600             320
   Gateway*                           66,500             362
   Hewlett-Packard                   732,800          11,798
   International Business Machines   446,100          41,175
   NCR*                              195,400           5,794
   Palm*                             113,600             166
   Quantum-DLT & Storage*            341,900           2,790
   Riverstone Networks*               25,450             134
   RSA Security*                      13,150             177
   Sandisk*                           17,100             169
   Storage Technology*                27,700             348


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ticketmaster, Cl B*                13,600     $       141
   Unisys*                           117,700           1,019
   WebMD*                             75,200             320
                                                 -----------
                                                     103,264
                                                 -----------
CONTAINERS & PACKAGING -- 0.5%
   Ball                              100,600           6,026
   Bemis                              27,700           1,104
   Crown Cork & Seal                 394,900             904
   Owens-Illinois*                   214,700             865
   Pactiv*                            79,500           1,152
   Smurfit-Stone Container*          355,200           4,699
   Sonoco Products                   191,100           4,491
                                                 -----------
                                                      19,241
                                                 -----------
DATA PROCESSING -- 0.0%
   Acxiom*                            40,700             382
   Reynolds & Reynolds, Cl A          19,900             464
                                                 -----------
                                                         846
                                                 -----------
DRUGS -- 2.6%
   Abbott Laboratories               266,600          13,823
   Bristol-Myers Squibb              248,200          13,790
   Cephalon*                           4,100             205
   Eli Lilly                          68,900           5,560
   ICN Pharmaceuticals                22,700             598
   Merck                             512,100          34,106
   Mylan Laboratories                 39,300           1,282
   Pfizer                             79,100           3,172
   Pharmacia                          49,000           1,987
   Schering-Plough                   520,800          19,322
   Sepracor*                           6,900             248
                                                 -----------
                                                      94,093
                                                 -----------
ELECTRICAL SERVICES -- 4.8%
   Allegheny Energy                   46,500           1,707
   Allete                             44,800           1,149
   Alliant Energy                     21,700             679
   Ameren                             66,600           2,557
   American Electric Power           399,420          17,267
   American Power Conversion*         79,400             927
   Black Hills                        15,200             464
   Capstone Turbine*                   7,800              47
   Cinergy                           156,500           4,831
   CMS Energy                         50,400           1,008
   Conectiv                           25,900             609
   Consolidated Edison                99,000           4,031
   Constellation Energy Group         67,500           1,633
   Dominion Resources                100,500           5,965
   DPL                                44,400           1,080
   DTE Energy                        239,732          10,320



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          31

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Duke Energy                       323,900     $    12,260
   Edison International*             515,500           6,784
   Energy East                       191,300           3,847
   Entergy                            90,200           3,208
   Exelon                            134,100           5,981
   FirstEnergy                       106,300           3,821
   FPL Group                         171,400           9,178
   GPU                                57,700           2,329
   Great Plains Energy (Kansas City
     Power & Light)*                  40,400           1,054
   Hubbell, Cl B                      14,900             434
   Idacorp                             8,100             290
   Kemet*                             43,700             719
   MDU Resources Group                22,100             516
   Mirant*                            51,313           1,124
   Molex                              47,200           1,327
   Niagara Mohawk Holdings*           76,300           1,295
   NiSource                           79,100           1,844
   Northeast Utilities                65,300           1,223
   NRG Energy*                        13,200             214
   NSTAR                              28,200           1,182
   OGE Energy                         18,700             409
   PG&E                              413,600           6,287
   Pinnacle West Capital              95,000           3,771
   Potomac Electric Power             59,700           1,311
   PPL                                59,300           1,933
   Progress Energy                    95,700           4,114
   Public Service Enterprise Group   235,000           9,999
   Puget Energy                       50,000           1,074
   Reliant Energy                    174,200           4,585
   Reliant Resources*                 16,500             267
   Scana                              32,000             812
   Southern                          291,100           6,981
   Teco Energy                        46,900           1,271
   TXU                               102,500           4,748
   Utilicorp United                   51,000           1,429
   Western Resources                  47,000             778
   Wisconsin Energy                  212,000           4,770
   XCEL Energy                       158,500           4,462
                                                 -----------
                                                     171,905
                                                 -----------
ELECTRONICS -- 0.5%
   Agilent Technologies*             124,500           2,434
   Arrow Electronics*                171,100           3,569
   Avnet                             195,200           3,551
   AVX                                28,700             467
   Energizer Holdings*                35,300             587
   SCI Systems*                       26,300             473
   Solectron*                        171,900           2,003
   Tektronix*                         42,600             745
   Thomas & Betts                    200,800           3,510
   Vishay Intertechnology*            57,400           1,056
                                                 -----------
                                                      18,395
                                                 -----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.6%
   Brunswick                          45,300     $       746
   Callaway Golf                      31,300             401
   Galileo International              32,100             666
   Hasbro                             66,200             927
   International Speedway, Cl A        9,800             341
   Mattel                            173,700           2,720
   Six Flags*                         44,700             547
   Walt Disney                       901,712          16,790
                                                 -----------
                                                      23,138
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.6%
   Allied Waste Industries*           45,700             583
   Republic Services*                 67,200           1,088
   Waste Management                  671,200          17,948
                                                 -----------
                                                      19,619
                                                 -----------
FINANCIAL SERVICES -- 9.9%
   A.G. Edwards                       38,900           1,366
   Allied Capital                    109,700           2,496
   American Express                  526,000          15,285
   Bear Stearns                      185,900           9,297
   Citigroup                       2,664,167         107,899
   Countrywide Credit Industry       222,700           9,783
   Dow Jones                          15,200             690
   Dun & Bradstreet*                  26,900             753
   Fannie Mae                        545,400          43,665
   Franklin Resources                535,900          18,580
   Freddie Mac                       229,600          14,924
   Goldman Sachs Group                94,800           6,764
   H&R Block                          46,600           1,797
   Heller Financial, Cl A            227,800          12,021
   Household International           531,400          29,960
   Instinet Group*                    18,100             177
   John Nuveen, Cl A                   5,400             239
   Knight Trading Group*              23,100             178
   Lehman Brothers Holdings          103,300           5,873
   Merrill Lynch                     354,800          14,405
   Moody's                            15,600             577
   Morgan Stanley Dean Witter        774,300          35,889
   Neuberger Berman                   13,800             481
   Stilwell Financial                 93,600           1,825
   T. Rowe Price Group                50,600           1,483
   USA Education                     227,300          18,845
                                                 -----------
                                                     355,252
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 4.6%
   Adolph Coors, CL B                 50,300           2,263
   Albertson's                       396,900          12,653
   American Water Works               28,600           1,130
   Anheuser-Busch                    216,200           9,054
   Archer-Daniels-Midland            232,785           2,931



--------------------------------------------------------------------------------
32          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Brown-Forman, Cl B                 13,300     $       840
   Campbell Soup                      59,700           1,672
   Coca-Cola                         143,700           6,732
   Coca-Cola Enterprises              54,300             833
   Conagra Foods                     524,300          11,771
   Constellation Brands, Cl A*         9,200             383
   General Mills                     115,600           5,260
   H.J. Heinz                         93,200           3,928
   Hershey Foods                      38,400           2,510
   Hormel Foods                       22,900             541
   IBP                               119,834           2,834
   Kellogg                            54,600           1,638
   Kroger*                           470,000          11,581
   McCormick                          20,200             925
   Pepsi Bottling Group                4,000             184
   PepsiAmericas                      47,400             709
   PepsiCo                           244,900          11,878
   Philip Morris                     867,425          41,888
   Ralston Purina                     68,200           2,237
   RJ Reynolds Tobacco Holdings       78,900           4,508
   Ruddick                           113,600           1,738
   Sara Lee                          195,603           4,166
   Smithfield Foods*                  36,400             766
   Supervalu                         352,832           7,138
   Sysco                              77,600           1,982
   Tootsie Roll Industries             8,094             310
   Tyson Foods, Cl A                 229,900           2,304
   UST                                46,100           1,531
   Viad                               29,600             568
   Winn-Dixie Stores                  39,200             449
   Wm. Wrigley Jr.                    45,600           2,339
                                                 -----------
                                                     164,174
                                                 -----------
GAS/NATURAL GAS -- 1.8%
   Dynegy, Cl A                        7,100             246
   El Paso                           543,800          22,595
   Enron                             175,000           4,765
   KeySpan                            57,000           1,895
   Kinder Morgan                      29,100           1,432
   National Fuel Gas                  41,200             949
   Nicor                              21,800             845
   Praxair                            64,500           2,709
   Questar                            42,300             854
   Sempra Energy                     194,000           4,801
   Vectren                            15,200             340
   Williams                          795,600          21,720
                                                 -----------
                                                      63,151
                                                 -----------
HAND/MACHINE TOOLS -- 0.2%
   Black & Decker                     33,700           1,051
   Illinois Tool Works               102,800           5,563
   Snap-On                            17,200             384
   Stanley Works                      40,500           1,480
                                                 -----------
                                                       8,478
                                                 -----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
HOTELS & LODGING -- 0.2%
   Harrah's Entertainment*            43,600     $     1,178
   Hilton Hotels                     161,600           1,269
   Mandalay Resort Group*             34,000             552
   Marriott International, Cl A       75,400           2,518
   MGM Mirage*                        27,100             609
   Park Place Entertainment*         126,800             929
   Starwood Hotels & Resorts
     Worldwide                        77,600           1,707
                                                 -----------
                                                       8,762
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   Clorox                            474,900          17,571
   Ethan Allen Interiors              18,700             514
   Fortune Brands                     65,300           2,188
   Leggett & Platt                   209,900           4,093
   Maytag                             19,500             480
   Newell Rubbermaid                 122,400           2,780
   Whirlpool                         147,200           8,148
                                                 -----------
                                                      35,774
                                                 -----------
INSURANCE -- 9.2%
   Aetna*                            204,400           5,905
   Aflac                             124,200           3,353
   Allmerica Financial                26,700           1,197
   Allstate                          496,300          18,537
   AMBAC Financial Group              36,350           1,989
   American Financial Group           10,000             222
   American International Group      303,200          23,650
   American National Insurance         2,900             235
   AON                               800,500          33,621
   Chubb                             453,500          32,384
   Cigna                             447,400          37,112
   Cincinnati Financial               64,600           2,689
   CNA Financial*                      3,400              92
   Conseco*                          119,500             868
   Erie Indemnity, Cl A               16,200             641
   Fidelity National Financial        43,120           1,159
   Hartford Financial Services Group 529,900          31,126
   HCC Insurance Holdings             25,700             676
   Health Net*                        31,400             604
   Humana*                            86,700           1,046
   Jefferson-Pilot                    71,550           3,183
   John Hancock Financial Services   128,900           5,150
   Leucadia National                   7,700             240
   Lincoln National                  535,800          24,984
   Loews                             192,500           8,909
   Markel*                             4,000             780
   Marsh & McLennan                  256,900          24,842
   MBIA                              144,050           7,202
   Metlife                           121,500           3,609
   MGIC Investment                    41,400           2,705
   Mony Group                         15,200             503
   Nationwide Financial Services,
     Cl A                             15,300             569



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          33

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Old Republic International        242,200     $     6,348
   PMI Group                         111,700           6,969
   Progressive                        25,400           3,401
   Protective Life                    32,700             948
   Radian Group                       29,700           1,143
   Reinsurance Group of America        8,600             293
   Safeco                             61,300           1,859
   St. Paul                          475,378          19,595
   Torchmark                         104,200           4,064
   Transatlantic Holdings              6,900             583
   Trigon Healthcare*                 17,400           1,140
   UnitedHealth Group                 29,600           1,968
   Unitrin                            11,900             455
   UnumProvident                      91,200           2,303
                                                 -----------
                                                     330,851
                                                 -----------
LEASING & RENTING -- 0.0%
   Gatx                               24,000             807
   United Rentals*                    11,500             200
                                                 -----------
                                                       1,007
                                                 -----------
MACHINERY -- 1.5%
   Caterpillar                       142,800           6,398
   Crane                              15,100             331
   Cummins                           153,100           5,052
   Deere                             286,700          10,783
   Dover                              85,600           2,577
   Eaton                              21,100           1,249
   Emerson Electric                  178,900           8,419
   Ingersoll-Rand                     60,300           2,038
   Johnson Controls                   37,100           2,420
   Nacco Industries, Cl A             23,600           1,316
   Pall                               36,800             716
   Parker Hannifin                    45,900           1,574
   Pentair                            24,500             754
   Rockwell International            238,200           3,497
   Tecumseh Products, Cl A            90,400           4,116
   Thermo Electron*                   86,700           1,565
                                                 -----------
                                                      52,805
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 3.0%
   AmerisourceBergen*                 13,024             924
   Apogent Technologies*              21,800             521
   Bausch & Lomb                     133,400           3,775
   Baxter International               19,400           1,068
   Beckman Coulter                   105,600           4,673
   Becton Dickinson                  103,700           3,837
   Boston Scientific*              1,250,600          25,637
   C.R. Bard                          17,800             915
   Cerner*                             4,000             198
   Dentsply International             12,200             561


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   HCA                               617,500     $    27,361
   Health Management Associates,
     Cl A*                            50,100           1,040
   Healthsouth*                      157,200           2,556
   Henry Schein*                      16,700             645
   Hillenbrand Industries             15,200             820
   Johnson & Johnson                 300,300          16,637
   Manor Care*                        39,400           1,107
   McKesson                          100,600           3,802
   Omnicare                           37,300             814
   St. Jude Medical*                   3,000             205
   Tenet Healthcare*                 124,900           7,450
   Triad Hospitals*                   27,400             970
   Universal Health Services, Cl B*   13,400             654
   Wellpoint Health Networks*         21,700           2,369
   Zimmer Holdings*                   24,820             689
                                                 -----------
                                                     109,228
                                                 -----------
METALS & MINING -- 0.4%
   Alcoa                             331,000          10,264
   Homestake Mining                   93,900             873
   Newmont Mining                     41,500             980
   Phelps Dodge                       28,800             792
   Precision Castparts                26,400             586
   Timken                            128,500           1,761
                                                 -----------
                                                      15,256
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 1.2%
   Cooper Industries                  43,200           1,792
   Danaher                             9,600             453
   FMC*                               40,100           1,964
   Honeywell International           647,200          17,086
   Teleflex                            9,700             363
   Tyco International                454,400          20,675
                                                 -----------
                                                      42,333
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   Avery Dennison                     29,300           1,386
   HON Industries                     17,000             373
   Minnesota Mining & Manufacturing  112,700          11,090
   Pitney Bowes                       98,000           3,744
   Steelcase, Cl A                    19,200             241
   Xerox                             288,600           2,237
                                                 -----------
                                                      19,071
                                                 -----------
PAINT & RELATED PRODUCTS -- 0.1%
   Sherwin-Williams                   65,700           1,460
   Valspar                            26,300             879
                                                 -----------
                                                       2,339
                                                 -----------



--------------------------------------------------------------------------------
34          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 2.3%
   Boise Cascade                      27,200     $       802
   Bowater                            21,500             946
   Georgia-Pacific (Timber Group)     26,400             956
   Georgia-Pacific Group              90,576           2,608
   International Paper               435,435          15,153
   Kimberly-Clark                    564,800          35,018
   Mead                               35,900             994
   Plum Creek Timber                  23,900             638
   Temple-Inland                      21,400           1,016
   Westvaco                          214,500           5,513
   Weyerhaeuser                      318,400          15,509
   Willamette Industries              34,200           1,539
                                                 -----------
                                                      80,692
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 8.6%
   Amerada Hess                      239,500          15,208
   Apache                             37,400           1,608
   Aquila*                             3,900              85
   Burlington Resources               54,000           1,847
   Chevron                           297,500          25,213
   Conoco, Cl A                      140,000           3,560
   Conoco, Cl B                      330,200           8,367
   Devon Energy                       47,300           1,627
   Diamond Offshore Drilling           8,800             222
   Ensco International                12,600             184
   EOG Resources                      12,300             356
   Equitable Resources                30,200             906
   Exxon Mobil                     3,120,168         122,935
   Forest Oil*                        10,800             268
   Global Industries*                 32,900             179
   Global Marine*                     11,100             155
   Grant Prideco*                     39,800             242
   Helmerich & Payne                  19,500             509
   Kerr-McGee                         38,800           2,014
   Louis Dreyfus Natural Gas*         14,600             568
   Murphy Oil                          6,300             456
   Newfield Exploration*               7,300             213
   Noble Affiliates                   23,300             722
   Noble Drilling*                     8,000             192
   Occidental Petroleum              725,000          17,647
   Ocean Energy                       42,100             686
   Phillips Petroleum                905,880          48,863
   Pioneer Natural Resources*         37,600             535
   Pogo Producing                     22,000             517
   Pride International*               24,400             254
   Rowan*                              7,500              93
   Sunoco                             27,100             965
   Texaco                            422,100          27,437
   Tidewater                          12,200             326
   Ultramar Diamond Shamrock         240,200          11,515
   Unocal                             96,300           3,130
   USX-Marathon Group                221,100           5,915


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Valero Energy                      30,800     $     1,081
   Varco International*                9,300             112
   Weatherford International*         12,300             314
                                                 -----------
                                                     307,026
                                                 -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.3%
   Eastman Kodak                     279,500           9,092
                                                 -----------
RAILROADS -- 1.3%
   Burlington Northern Santa Fe      523,900          14,014
   CSX                               336,800          10,609
   Norfolk Southern                  680,200          10,965
   Union Pacific                     241,300          11,317
                                                 -----------
                                                      46,905
                                                 -----------
REAL ESTATE -- 0.0%
   Catellus Development*              29,500             516
   Security Capital Group, Cl B*      37,300             698
                                                 -----------
                                                       1,214
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
   AMB Property                       16,600             407
   Apartment Investment &
     Management, Cl A                 34,600           1,566
   Archstone Communities Trust        64,700           1,689
   Arden Realty                       24,000             614
   AvalonBay Communities              26,800           1,280
   Boston Properties                  27,600           1,052
   CarrAmerica Realty                 28,900             866
   Crescent Real Estate Equity        23,800             510
   Duke Realty                        40,600             962
   Equity Office Properties Trust    184,784           5,913
   Equity Residential Properties
     Trust                            63,000           3,679
   General Growth Properties          23,200             807
   Health Care Property Investors     31,700           1,219
   Hospitality Properties Trust       17,400             419
   Host Marriott                     139,000             980
   iStar Financial                    44,100           1,089
   Kimco Realty                       31,100           1,510
   Liberty Property Trust             17,700             508
   Mack-Cali Realty                   30,600             948
   New Plan Excel Realty Trust        16,200             277
   Prologis Trust                     37,000             781
   Public Storage                     29,800             995
   Rouse                              16,500             399
   Simon Property Group               65,200           1,754
   Vornado Realty Trust               27,600           1,096
                                                 -----------
                                                      31,320
                                                 -----------
RETAIL -- 2.6%
   Autonation*                        97,200             854
   Autozone*                          25,800           1,338
   Barnes & Noble*                    13,100             473



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          35

STATEMENT OF NET ASSETS


Large Cap Value Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Big Lots*                          35,100     $       291
   Blockbuster, Cl A                  17,100             375
   Borders Group*                     41,000             785
   Brinker International*             41,150             972
   Circuit City Stores                78,000             936
   CVS                                19,800             657
   Darden Restaurants                283,200           7,434
   Federated Department Stores*      356,500          10,053
   JC Penney                         115,100           2,521
   K Mart*                           195,600           1,367
   Limited                           137,100           1,302
   May Department Stores             367,062          10,652
   McDonald's                        546,100          14,821
   Neiman-Marcus Group, Cl A*         10,000             245
   Nike, Cl B                         31,700           1,484
   Nordstrom                          35,700             516
   Office Depot*                     115,900           1,576
   Outback Steakhouse*                31,500             807
   Payless Shoesource*                 8,800             482
   Reebok International*              18,500             383
   Rite Aid*                          50,500             390
   Ross Stores                        40,600           1,188
   Saks*                              42,000             210
   Sears Roebuck                     549,800          19,045
   Staples*                           53,600             716
   Talbots                             5,000             112
   Target                            178,200           5,658
   Toys "R" Us*                       78,800           1,358
   Tricon Global Restaurants*         57,700           2,263
   Venator Group*                     65,000             991
   Wendy's International              35,500             946
                                                 -----------
                                                      93,201
                                                 -----------
RUBBER-TIRES -- 0.2%
   Cooper Tire & Rubber              153,700           2,189
   Goodyear Tire & Rubber            268,500           4,948
                                                 -----------
                                                       7,137
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.2%
   Advanced Micro Devices*            37,700             307
   Amkor Technology*                  18,800             198
   Atmel*                             75,800             506
   Cirrus Logic*                      11,300              84
   Conexant Systems*                  72,500             602
   Cypress Semiconductor*             25,600             381
   JDS Uniphase*                     287,400           1,816
   LSI Logic*                         85,900           1,009
   Micron Technology*                116,100           2,186
   National Semiconductor*            44,100             973
                                                 -----------
                                                       8,062
                                                 -----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
SOFTWARE -- 0.2%
   BMC Software*                      30,500     $       387
   Computer Associates International 192,000           4,942
   Compuware*                         76,000             633
   Intuit*                            19,100             684
   Network Associates*                32,700             422
   Openwave Systems*                  36,900             471
   Sybase*                            16,900             157
   Tibco Software*                     9,300              68
   Vignette*                          67,500             239
                                                 -----------
                                                       8,003
                                                 -----------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding                   27,000             228
   Allegheny Technologies             39,800             531
   Nucor                              32,300           1,282
   USX-U.S. Steel Group               47,500             664
                                                 -----------
                                                       2,705
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 8.4%
   Allegiance Telecom*                13,600              41
   Alltel                            129,900           7,528
   AT&T                            2,341,950          45,200
   BellSouth                         888,400          36,913
   Broadwing*                         86,100           1,384
   CenturyTel                         53,600           1,796
   Citizens Communications*           74,600             701
   Corning                           227,600           2,007
   Level 3 Communications*           109,400             414
   Lucent Technologies             1,443,500           8,271
   McLeodUSA, Cl A*                  251,800             194
   Metromedia Fiber Network, Cl A*    38,000              13
   NTL*                              101,200             314
   Oni Systems*                       20,800              84
   PanAmSat*                          14,000             326
   Qwest Communications
     International                   325,400           5,434
   SBC Communications              1,493,300          70,364
   Sprint-FON Group                  548,700          13,174
   Sycamore Networks*                 43,600             152
   Telephone & Data Systems           12,600           1,188
   US Cellular*                        4,500             223
   Verizon Communications          1,466,630          79,359
   Williams Communications Group*    228,623             270
   WorldCom - MCI Group*              50,752             773
   WorldCom - WorldCom Group*      1,665,900          25,055
                                                 -----------
                                                     301,178
                                                 -----------



--------------------------------------------------------------------------------
36          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TRUCKING -- 0.2%
   CNF                                26,700      $      609
   Navistar International*           129,800           3,667
   United Parcel Service, Cl B        21,500           1,118
   Yellow*                           173,300           3,525
                                                 -----------
                                                       8,919
                                                 -----------
WHOLESALE -- 0.6%
   Costco Wholesale*                 167,500           5,956
   Genuine Parts                     193,400           6,162
   Ingram Micro, Cl A*               223,900           2,888
   Tech Data*                         91,900           3,483
   W.W. Grainger                      37,100           1,442
                                                 -----------
                                                      19,931
                                                 -----------
Total Common Stock
   (Cost $3,666,678)                               3,555,483
                                                 -----------

RIGHTS -- 0.0%
   Wachovia*                          85,200              41
                                                 -----------
Total Rights
   (Cost $0)                                              41
                                                 -----------

U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bill (A) (B)
     3.310%, 11/29/01                  $ 825             822
                                                 -----------
Total U.S. Treasury Obligation
    (Cost $821)                                          822
                                                 -----------

REPURCHASE AGREEMENT -- 0.4%
   JP Morgan Chase
     3.250%, dated 09/28/01, matures
     10/01/01, repurchase price
     $12,894,862 (collateralized
     by FNMA obligations, total
     market value: $13,150,530)       12,891          12,891
                                                 -----------
   Total Repurchase Agreement
     (Cost $12,891)                                   12,891
                                                 -----------
Total Investments -- 99.4%
   (Cost $3,680,390)                               3,569,237
                                                 -----------
Other Assets & Liabilities, Net -- 0.6%               21,109
                                                 -----------



--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 206,428,181 outstanding shares of
   beneficial interest                            $3,683,688
Fund Shares of Class I
   (unlimited authorization -- no par value)
   based on 8,731 outstanding shares of
   beneficial interest                                   169
Undistributed net investment income                   11,473
Accumulated net realized gain on investments           6,147
Net unrealized appreciation on futures                    22
Net unrealized depreciation on investments          (111,153)
                                                 -----------
Total Net Assets -- 100.0%                        $3,590,346
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                         $17.39
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class I                         $17.39
                                                 ===========

*Non-income producing security
(A) Security pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
Cl -- Class
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          37

SCHEDULE OF INVESTMENTS

Large Cap Growth Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.8%
APPAREL/TEXTILES -- 0.6%
   Cintas                            535,700     $    21,589
                                                 -----------
BANKS -- 2.4%
   Bank One                          220,000           6,923
   JP Morgan Chase                   700,000          23,905
   Northern Trust                    373,908          19,623
   State Street                      734,799          33,434
                                                 -----------
                                                      83,885
                                                 -----------
BIOTECHNOLOGY -- 0.8%
   Amgen*                            242,940          14,277
   Genzyme-General Division*         214,070           9,723
   Human Genome Sciences*            160,000           4,946
                                                 -----------
                                                      28,946
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 9.6%
   AOL Time Warner*                2,635,600          87,238
   Clear Channel Communications*     615,429          24,463
   Comcast, Cl A*                  2,096,325          75,195
   COX Communications, Cl A*         890,450          37,176
   Liberty Media, Cl A*            6,525,298          82,871
   Viacom, Cl A*                     503,982          17,614
   Viacom, Cl B*                     307,000          10,592
                                                 -----------
                                                     335,149
                                                 -----------
COMMERCIAL SERVICES -- 2.3%
   Paychex                         2,090,058          65,858
   Robert Half International*        795,799          15,289
                                                 -----------
                                                      81,147
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
   Nokia Oyj ADR                   2,896,700          45,334
   Qualcomm*                         778,861          37,027
                                                 -----------
                                                      82,361
                                                 -----------
COMPUTERS & SERVICES -- 5.3%
   Cisco Systems*                  4,453,000          54,237
   Dell Computer*                    670,000          12,415
   DST Systems*                      403,400          17,447
   eBay*                             127,400           5,829
   Electronic Data Systems           448,500          25,825
   EMC-Mass                        1,170,265          13,751
   Juniper Networks*                 552,700           5,361
   SunGard Data Systems*             558,500          13,052
   VeriSign*                         507,662          21,271
   Veritas Software*                 850,214          16,002
                                                 -----------
                                                     185,190
                                                 -----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
DATA PROCESSING -- 4.3%
   Automatic Data Processing         518,580     $    24,394
   First Data                      1,726,051         100,560
   Fiserv*                           763,200          26,101
                                                 -----------
                                                     151,055
                                                 -----------
DRUGS -- 8.9%
   Allergan                          254,169          16,852
   Elan ADR*                          45,213           2,191
   Eli Lilly                           8,223             663
   Forest Laboratories*              115,810           8,354
   IVAX*                             113,254           2,511
   King Pharmaceuticals*             372,101          15,610
   Merck                             178,630          11,897
   Pfizer                          4,948,660         198,441
   Pharmacia                         758,700          30,773
   Schering-Plough                   629,000          23,336
                                                 -----------
                                                     310,628
                                                 -----------
ELECTRICAL SERVICES -- 0.5%
   AES*                            1,430,000          18,333
                                                 -----------
ELECTRONICS -- 2.0%
   Flextronics International*      1,714,700          28,362
   Sanmina*                          100,000           1,358
   Solectron*                      3,506,800          40,854
                                                 -----------
                                                      70,574
                                                 -----------
FINANCIAL SERVICES -- 10.8%
   AmeriCredit*                      126,960           4,015
   Capital One Financial              67,287           3,098
   Charles Schwab                  4,234,301          48,695
   Citigroup                       1,914,700          77,545
   Concord EFS*                    1,027,836          50,312
   Fannie Mae                          5,620             450
   Freddie Mac                       149,430           9,713
   Goldman Sachs Group               665,593          47,490
   MBNA                            2,249,890          68,149
   Moody's                           624,338          23,100
   Morgan Stanley Dean Witter        612,100          28,371
   T. Rowe Price Group               455,100          13,334
   USA Education                      37,320           3,094
                                                 -----------
                                                     377,366
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 1.1%
   Coca-Cola                          72,689           3,405
   Kraft Foods, Cl A*                170,546           5,862
   PepsiCo                            24,567           1,191
   Safeway*                          699,826          27,798
                                                 -----------
                                                      38,256
                                                 -----------


--------------------------------------------------------------------------------
38          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
GAS/NATURAL GAS -- 1.1%
   Dynegy, Cl A                      815,360     $    28,252
   Enron                             319,300           8,695
                                                 -----------
                                                      36,947
                                                 -----------
HOTELS & LODGING -- 0.3%
   Marriott International, Cl A      260,228           8,692
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 2.9%
   General Electric                2,663,620          99,087
                                                 -----------
INSURANCE -- 3.7%
   American International Group    1,603,500         125,073
   UnitedHealth Group                 44,191           2,939
                                                 -----------
                                                     128,012
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 7.2%
   Baxter International               50,145           2,760
   Cardinal Health                   883,498          65,335
   IMS Health                      1,484,700          37,192
   Johnson & Johnson                 714,700          39,594
   McKesson                          233,700           8,831
   Medtronic                       1,961,100          85,308
   Tenet Healthcare*                 194,800          11,620
                                                 -----------
                                                     250,640
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 1.7%
   Tyco International              1,267,000          57,648
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 0.5%
   Noble Drilling*                   498,400          11,962
   Transocean Sedco Forex            247,500           6,534
                                                 -----------
                                                      18,496
                                                 -----------
RETAIL -- 8.0%
   Bed Bath & Beyond*                291,620           7,425
   Home Depot                      2,739,680         105,122
   Kohl's*                         1,385,239          66,491
   Lowe's                             79,614           2,520
   RadioShack                        842,295          20,425
   Rite Aid*                       1,511,989          11,672
   Wal-Mart Stores                   509,600          25,225
   Walgreen                        1,163,656          40,064
                                                 -----------
                                                     278,944
                                                 -----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.0%
   Altera*                         1,341,000     $    21,966
   Analog Devices*                    98,010           3,205
   Applied Materials*                640,006          18,202
   Applied Micro Circuits*           480,400           3,358
   Intel                           3,416,884          69,841
   JDS Uniphase*                     573,500           3,624
   Micron Technology*              1,082,900          20,391
                                                 -----------
                                                     140,587
                                                 -----------
SOFTWARE -- 4.4%
   BEA Systems*                      243,700           2,337
   Check Point Software
     Technologies*                   187,000           4,118
   Microsoft*                      2,745,826         140,504
   Oracle*                           192,000           2,415
   Siebel Systems*                   307,000           3,994
                                                 -----------
                                                     153,368
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 2.5%
   Amdocs*                           550,000          14,657
   AT&T Wireless Services*         2,573,000          38,441
   Sprint-PCS Group*                 817,028          21,480
   Vodafone Group ADR                590,000          12,956
                                                 -----------
                                                      87,534
                                                 -----------
TRUCKING -- 1.0%
   Expeditors International
     Washington                      448,717          21,246
   United Parcel Service, Cl B       250,651          13,029
                                                 -----------
                                                      34,275
                                                 -----------
WHOLESALE -- 1.5%
   Costco Wholesale*               1,230,500          43,757
   Fastenal                          152,900           8,712
                                                 -----------
                                                      52,469
                                                 -----------
Total Common Stock
   (Cost $3,667,232)                               3,131,178
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          39

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS

Large Cap Growth Fund (Concluded)

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.7%
   U.S. Treasury Bill (A) (B)
     3.215%, 02/28/02              $  22,600      $   22,381
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $22,359)                                     22,381
                                                  ----------

 REPURCHASE AGREEMENTS -- 8.9%
   JP Morgan Chase
     3.250%, dated 09/28/01, matures
     10/01/01, repurchase price
     $304,150,168 (collateralized by
     U.S. Government Agency obligations,
     total market
     value: $310,150,242)            304,068         304,068
   Merrill Lynch
     2.550%, dated 09/28/01, matures
     10/01/01, repurchase price
     $7,665,596 (collateralized by
     U.S. Treasury Bonds, total market
     value: $7,897,782)                7,654           7,654
                                                  ----------
Total Repurchase Agreements
   (Cost $311,722)                                   311,722
                                                  ----------
   Total Investments -- 99.4%
     (Cost $4,001,313)                            $3,465,281
                                                  ==========


*Non-income producing security
(A) Security pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
40          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Tax-Managed Small Cap Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
AEROSPACE & DEFENSE -- 0.8%
   Esterline Technologies*            13,200        $    209
   Orbital Sciences*                  70,000             128
   Teledyne Technologies*             40,000             638
                                                    --------
                                                         975
                                                    --------
AIR TRANSPORTATION -- 0.6%
   Atlantic Coast Airlines Holdings*  11,800             157
   EGL*                               61,700             547
                                                    --------
                                                         704
                                                    --------
APPAREL/TEXTILES -- 0.2%
   Liz Claiborne                       6,700             253
                                                    --------
AUTOMOTIVE -- 1.4%
   BorgWarner                          7,400             298
   Copart*                            18,300             512
   Harsco                             12,500             347
   Lear*                               5,500             149
   Oshkosh Truck                       4,635             168
   Paccar                              6,600             324
                                                    --------
                                                       1,798
                                                    --------
BANKS -- 6.6%
   Astoria Financial                   8,600             510
   Colonial Bancgroup                 34,200             438
   Commerce Bancshares                10,810             407
   Commercial Federal                 26,600             646
   Dime Bancorp                        1,700              67
   Downey Financial                    5,000             221
   East-West Bancorp                   8,900             208
   Firstfed Financial*                15,000             390
   Golden State Bancorp                9,200             280
   Greenpoint Financial               18,500             649
   Hibernia, Cl A                     41,500             678
   Huntington Bancshares              30,650             530
   IndyMac Bancorp*                    3,900             106
   Investors Financial Services       13,370             771
   New York Community Bancorp         22,425             520
   Pacific Century Financial          18,050             422
   Provident Bankshares               14,700             304
   Southwest Bancorp of Texas*         6,600             196
   Sovereign Bancorp                  39,500             375
   TCF Financial                       1,700              78
   UnionBanCal                        14,300             484
                                                    --------
                                                       8,280
                                                    --------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 1.1%
   Alberto-Culver, Cl B                8,665        $    337
   Playtex Products*                 100,000           1,015
                                                    --------
                                                       1,352
                                                    --------
BIOTECHNOLOGY -- 0.6%
   Charles River Laboratories
     International*                    5,400             191
   Exelixis*                           8,700             100
   Genencor International*            25,000             247
   Integra LifeSciences Holdings*      5,100             141
   Myriad Genetics*                    3,900             119
                                                    --------
                                                         798
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.2%
   Banta                              13,400             374
   Entercom Communications*            6,700             228
   Getty Images*                       5,000              55
   Hollinger International            41,125             432
   Lamar Advertising*                 22,075             669
   Meredith                           10,000             321
   R.R. Donnelley & Sons              16,800             455
   Radio One, Cl D*                   13,200             152
                                                    --------
                                                       2,686
                                                    --------
BUILDING & CONSTRUCTION -- 2.0%
   Lennar                              8,000             288
   Martin Marietta Materials          11,700             458
   NVR*                                3,200             450
   Pulte Homes                         9,200             282
   Ryland Group                        9,200             439
   Texas Industries                    8,650             267
   York International                 10,300             295
                                                    --------
                                                       2,479
                                                    --------
CHEMICALS -- 2.9%
   Albemarle                          17,200             325
   Ashland                            10,100             389
   Cabot Microelectronics*             3,600             174
   Chemfirst                           5,500             111
   Cytec Industries*                  33,050             765
   Engelhard                          16,900             390
   IMC Global                         40,000             360
   Lubrizol                           14,300             452
   Millennium Chemicals               41,100             431
   Olin                               16,300             240
                                                    --------
                                                       3,637
                                                    --------
COMMERCIAL SERVICES -- 1.3%
   Administaff*                        4,500             117
   Apollo Group, Cl A*                 9,200             387
   Career Education*                   6,700             368



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          41

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Corporate Executive Board*          8,000        $    209
   Kelly Services, Cl A                8,100             163
   Modis Professional Services*       90,000             360
                                                    --------
                                                       1,604
                                                    --------
COMMUNICATIONS EQUIPMENT -- 1.4%
   Allen Telecom*                     40,000             348
   Arris Group*                       37,000             132
   Harris                             33,300           1,060
   Loral Space & Communications*     124,100             161
                                                    --------
                                                       1,701
                                                    --------
COMPUTERS & SERVICES -- 8.0%
   Affiliated Computer Services, Cl A* 7,800             635
   Bisys Group                        16,685             885
   Brady, Cl A                        12,625             376
   CACI International, Cl A*          13,585             743
   Carreker*                          37,360             284
   Checkpoint Systems*                21,300             233
   E.piphany*                         12,800              54
   Echelon*                            7,400              92
   Emulex*                            10,900             104
   Freemarkets*                        5,900              62
   Genuity, Cl A*                    251,500             395
   Intergraph*                        33,300             298
   Iomega*                            56,200              69
   Keynote Systems*                   14,500             110
   Manhattan Associates*               9,600             163
   Maxtor*                            98,600             352
   Mentor Graphics*                   19,800             273
   MSC.Software*                      27,180             438
   NCR*                                8,300             246
   Numerical Technologies*            24,170             401
   Optimal Robotics, Cl A*            14,810             363
   Perot Systems, Cl A*               10,800             174
   ProQuest*                          21,025             692
   Quantum-DLT & Storage*             83,000             677
   Storage Technology*                25,700             322
   SYKES Enterprises*                 25,200             141
   Talx*                              21,293             453
   Unisys*                            71,375             618
   Websense*                          32,755             357
                                                    --------
                                                      10,010
                                                    --------
CONTAINERS & PACKAGING -- 1.3%
   Ball                               10,600             635
   Pactiv*                            29,400             426
   Sealed Air*                        16,750             611
                                                    --------
                                                       1,672
                                                    --------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
DATA PROCESSING -- 1.4%
   Choicepoint*                        9,525        $    397
   Fair Isaac                          4,100             194
   Global Payments                     3,400             100
   Intercept Group*                   14,750             493
   National Data                      14,100             507
                                                    --------
                                                       1,691
                                                    --------
DRUGS -- 2.1%
   Alpharma, Cl A                     12,500             360
   Angiotech Pharmaceuticals*          4,000             172
   Cima Labs*                          2,800             170
   Cubist Pharmaceuticals*             4,300             141
   KOS Pharmaceuticals*                5,900             164
   Medicis Pharmaceutical, Cl A*       4,300             215
   Mylan Laboratories                 11,700             382
   OSI Pharmaceuticals*                2,400              78
   Perrigo*                           30,200             457
   Taro Pharmaceuticals Industries*   14,695             517
                                                    --------
                                                       2,656
                                                    --------
ELECTRICAL SERVICES -- 1.9%
   Conectiv                           11,600             273
   El Paso Electric*                  14,400             189
   GPU                                 5,500             222
   Pinnacle West Capital              10,200             405
   PPL                                 9,100             297
   Public Service of New Mexico       11,800             297
   Puget Energy                        8,800             189
   RGS Energy Group                   13,100             507
                                                    --------
                                                       2,379
                                                    --------
ELECTRONICS -- 1.2%
   Cymer*                              9,100             152
   Energizer Holdings*                57,950             963
   FEI*                                6,000             131
   Kopin*                             12,200             127
   Plexus*                             7,500             177
                                                    --------
                                                       1,550
                                                    --------
ENTERTAINMENT -- 2.4%
   Brunswick                          17,600             290
   Callaway Golf                      36,475             467
   Gaylord Entertainment*             18,725             376
   Gtech Holdings*                    13,700             473
   International Game Technology*      6,480             275
   Shuffle Master*                    33,762             426
   Speedway Motorsports*              25,900             515
   Topps*                             23,400             225
                                                    --------
                                                       3,047
                                                    --------



--------------------------------------------------------------------------------
42          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.7%
   Calgon Carbon                     112,000        $    852
   Republic Services*                 18,825             305
   Stericycle*                         9,845             410
   Tetra Tech*                         6,400             142
   Waste Connections*                 13,395             362
                                                    --------
                                                       2,071
                                                    --------
FINANCIAL SERVICES -- 2.2%
   Affiliated Managers Group*          8,400             477
   AmeriCredit*                        9,500             300
   Bear Stearns                        6,100             305
   Coinstar*                          22,850             451
   Countrywide Credit Industry         1,600              70
   Finova Group*                      56,600              64
   Metris                             26,800             663
   Waddell & Reed Financial, Cl A     15,100             393
                                                    --------
                                                       2,723
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 4.2%
   Constellation Brands, Cl A*        22,055             919
   Dean Foods                          7,400             342
   Pathmark Stores*                   15,200             362
   Pepsi Bottling Group               11,200             516
   PepsiAmericas                      30,000             449
   Performance Food Group*            44,255           1,263
   Smithfield Foods*                  26,700             562
   Suiza Foods*                        6,500             410
   Universal                           6,300             210
   Vector Group                        4,000             171
                                                    --------
                                                       5,204
                                                    --------
GAS/NATURAL GAS -- 0.9%
   Piedmont Natural Gas               14,075             438
   Sempra Energy                      17,700             438
   UGI                                11,500             312
                                                    --------
                                                       1,188
                                                    --------
HOTELS & LODGING -- 0.4%
   Aztar*                             17,300             226
   Mandalay Resort Group*              5,500              89
   Prime Hospitality*                 26,200             231
                                                    --------
                                                         546
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.1%
   Furniture Brands International*     7,600             148
   Harman International Industries    20,120             674
   U.S. Industries                    75,900             174
   Whirlpool                           6,300             349
                                                    --------
                                                       1,345
                                                    --------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
INSURANCE -- 4.2%
   AmerUs Group                       10,400        $    366
   Erie Indemnity, Cl A               15,050             595
   First American                     30,000             607
   HCC Insurance Holdings              8,200             216
   Health Net*                        20,000             384
   Landamerica Financial Group        10,800             359
   Mercury General                    17,875             709
   Old Republic International         35,100             920
   Phoenix*                           20,475             296
   PMI Group                           5,300             331
   Radian Group                        7,524             290
   Stewart Information Services*      10,700             209
                                                    --------
                                                       5,282
                                                    --------
LEASING & RENTING -- 1.3%
   Comdisco                           60,000              35
   Gatx                               12,000             404
   Rent-A-Center*                     12,770             297
   Ryder System                       47,600             952
                                                    --------
                                                       1,688
                                                    --------
MACHINERY -- 3.1%
   Agco                               30,000             272
   CNH Global                         15,800              91
   CoorsTek*                          27,300             682
   Crane                              21,500             471
   Imation*                            6,300             132
   Johnson Controls                    5,500             359
   Millipore                           2,500             132
   PerkinElmer                        14,610             383
   Unova*                             40,000             178
   Varian*                            26,365             672
   Wabtec                             49,000             534
                                                    --------
                                                       3,906
                                                    --------
MARINE TRANSPORTATION -- 0.3%
   Alexander & Baldwin                13,900             325
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 16.8%
   Accredo Health*                    19,927             725
   AdvancePCS*                        22,235           1,596
   AmerisourceBergen*                 18,725           1,329
   Apogent Technologies*              11,900             284
   Arrow International                 7,975             297
   Arthrocare*                         6,600             129
   Barr Laboratories*                 10,400             822
   Bausch & Lomb                       8,700             246
   Beverly Enterprises*               35,600             363
   Caremark Rx*                       43,500             726
   Covance*                           20,300             364



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          43

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cytyc*                             22,800        $    611
   D&K Healthcare Resources           14,015             671
   DaVita*                            19,600             399
   Diagnostic Products                38,660           1,632
   Eclipsys*                          22,400             298
   Express Scripts*                    2,500             138
   First Health Group*                22,800             670
   Haemonetics*                       16,925             586
   Healthsouth*                       87,900           1,429
   Henry Schein*                      15,800             610
   Intermagnetics General*             6,426             150
   Laboratory of America Holdings*     5,400             437
   LifePoint Hospitals*               12,700             559
   Lumenis*                           24,680             496
   Manor Care*                        15,700             441
   Omnicare                            7,700             168
   Pacificare Health Systems*         11,600             146
   Parexel International*              3,000              34
   Patterson Dental*                   5,700             210
   Pharmaceutical Product Development* 8,500             249
   Pharmacopeia*                      11,900             154
   Province Healthcare*                5,500             202
   Quest Diagnostics*                  6,000             370
   Renal Care Group*                  16,000             492
   Sola International*                18,700             284
   Spacelabs Medical*                 31,200             381
   Specialty Laboratories*             4,200             116
   Steris*                            22,900             450
   SurModics*                          1,900              76
   Sybron Dental Specialties*          7,666             143
   Trimeris*                           3,200             112
   Tularik*                            5,100              94
   Varian Medical Systems*            15,405             988
   Visx*                              21,500             284
                                                    --------
                                                      20,961
                                                    --------
METALS & MINING -- 0.5%
   Commercial Metals                   7,000             195
   Freeport-McMoran Copper & Gold,
     Cl B                             12,200             134
   Timken                              8,700             119
   Worthington Industries             18,100             204
                                                    --------
                                                         652
                                                    --------
MISCELLANEOUS MANUFACTURING -- 2.5%
   Blyth                              20,400             406
   FMC*                                5,500             269
   Mobile Mini*                       16,975             441
   Pittston Brink's Group             92,000           1,665
   Roper Industries                    8,425             303
   Tredegar                            5,050              86
                                                    --------
                                                       3,170
                                                    --------



--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Steelcase, Cl A                    33,525        $    421
                                                    --------
PAINT & RELATED PRODUCTS -- 0.7%
   Sherwin-Williams                   41,275             917
                                                    --------
PAPER & PAPER PRODUCTS -- 0.8%
   Pope & Talbot                      13,600             174
   Rayonier                           12,700             514
   Westvaco                           12,600             324
                                                    --------
                                                       1,012
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 2.7%
   Amerada Hess                        4,800             305
   BJ Services*                       18,200             324
   EOG Resources                       7,800             226
   Equitable Resources                11,100             333
   Forest Oil*                         8,150             202
   National-Oilwell*                   9,000             130
   Noble Affiliates                    3,700             115
   Patina Oil & Gas                    6,600             152
   Phillips Petroleum                  8,160             440
   Pogo Producing                      4,700             110
   Smith International*                5,250             191
   Spinnaker Exploration*              2,700              95
   Sunoco                              7,900             281
   Valero Energy                       7,800             274
   Varco International*               16,275             197
                                                    --------
                                                       3,375
                                                    --------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
   BRE Properties, Cl A               13,900             416
   First Industrial Realty Trust      13,725             412
                                                    --------
                                                         828
                                                    --------
RETAIL -- 5.2%
   99 Cents Only Stores*               3,600             116
   AnnTaylor Stores*                   5,000             110
   Bebe Stores*                        7,700             116
   Bob Evans Farms                    12,000             217
   Borders Group*                      9,300             178
   Cheesecake Factory*                26,150             626
   Cost Plus*                          6,000             110
   Darden Restaurants                 16,500             433
   Footstar*                          17,000             588
   HOT Topic*                         19,600             492
   K-Swiss, Cl A                      13,700             336
   Longs Drug Stores                  10,100             275
   Neiman-Marcus Group, Cl A*         10,200             249
   O'Reilly Automotive*               24,900             713



--------------------------------------------------------------------------------
44          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Outback Steakhouse*                18,850        $    483
   Payless Shoesource*                 4,700             258
   RadioShack                         25,600             621
   Ruby Tuesday                       19,300             303
   Toys "R" Us*                       18,200             314
                                                    --------
                                                       6,538
                                                    --------
RUBBER-TIRES -- 0.2%
   Bandag                              9,200             252
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   Alpha Industries*                   7,500             145
   Axcelis Technologies*              66,025             624
   Cree*                               7,200             106
   Fairchild Semiconductor
     International, Cl A*             12,800             205
   Finisar*                           17,700              70
   Genesis Microchip*                 10,145             286
   Globespan*                         14,000             127
   Marvell Technology Group*           9,500             136
   Microsemi*                         10,200             266
   Photronics*                         9,775             180
   Power Integrations*                 9,300             170
   Ultratech Stepper*                 14,385             172
   Varian Semiconductor Equipment*     3,700              96
                                                    --------
                                                       2,583
                                                    --------
SOFTWARE -- 1.8%
   Activision*                        16,950             462
   Advent Software*                    3,200             121
   Centra Software*                   29,330             251
   HNC Software*                       9,100             170
   Hyperion Solutions*                35,500             474
   Inktomi*                           12,500              34
   National Instruments*              14,635             383
   Stellent*                           7,800             112
   THQ*                                4,400             190
                                                    --------
                                                       2,197
                                                    --------
STEEL & STEEL WORKS -- 0.8%
   Nucor                              11,475             456
   Shaw Group*                        18,215             513
                                                    --------
                                                         969
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 1.5%
   Illuminet Holdings*                 7,400             284
   Metro One Telecommunications*      15,562             361
   Polycom*                            9,100             222
   Telephone & Data Systems           10,000             943
   US Unwired, Cl A*                   9,400              95
                                                    --------
                                                       1,905
                                                    --------


--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TRUCKING -- 0.8%
   Navistar International*            27,000        $    763
   Roadway                            11,200             270
                                                    --------
                                                       1,033
                                                    --------
WHOLESALE -- 0.9%
   Daisytek International*            32,400             367
   Handleman*                         15,500             217
   W.W. Grainger                      14,925             580
                                                    --------
                                                       1,164
                                                    --------
Total Common Stock
   (Cost $129,438)                                   121,527
                                                    --------

RIGHTS -- 0.0%
   Bank United*                        7,000               2
                                                    --------
Total Rights
   (Cost $2)                                               2
                                                    --------

WARRANTS -- 0.0%
   Dime Bancorp (C)*                 116,500              29
                                                    --------
Total Warrants
   (Cost $26)                                             29
                                                    --------

U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bill (A) (B)
     3.268%, 02/28/02                $   500             495
                                                    --------
Total U.S. Treasury Obligation
   (Cost $494)                                           495
                                                    --------

CASH EQUIVALENT -- 0.0%
   Fidelity Institutional Domestic
     Portfolio, Cl I                  10,653              11
                                                    --------

Total Cash Equivalent
   (Cost $11)                                             11
                                                    --------

REPURCHASE AGREEMENTS -- 2.7%
   JP Morgan Chase
     3.250,%, dated 09/28/01, matures
     10/01/01, repurchase price
     $2,791,363 (collateralized by
     FNMA obligation,
     market value: $2,850,569)         2,791           2,791





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          45

STATEMENT OF NET ASSETS


Tax-Managed Small Cap Fund (Concluded)

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch
     2.550%, dated 09/28/01, matures
     10/31/01, repurchase price $574,694
     (collateralized by U.S. Treasury Bonds,
     total market value: $592,874)   $   575        $    574
                                                    --------
   Total Repurchase Agreements
     (Cost $3,365)                                     3,365
                                                    --------
   Total Investments -- 100.2%
     (Cost $133,336)                                 125,429
                                                    --------
Other Assets & Liabilities, Net-- (0.2)%                (300)
                                                    --------


NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 15,359,521 outstanding shares of
   beneficial interest                               146,426
Accumulated net realized loss on investments         (13,357)
Net unrealized depreciation on futures contracts         (33)
Net unrealized depreciation on investments            (7,907)
                                                    --------
Total Net Assets-- 100.0%                           $125,129
                                                    ========


Net asset value, offering and redemption
   price per share-- Class A                           $8.15
                                                    ========


*Non-income producing security
(A) Security pledged as collateral on futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This warrant represents a potential distribution settlement in a legal claim and has no strike price or expiration date.
Cl -- Class
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements



--------------------------------------------------------------------------------
46          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Small Cap Value Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%
AEROSPACE & DEFENSE -- 0.2%
   Esterline Technologies*             7,200       $     114
   Kaman, Cl A                        43,600             577
   Orbital Sciences*                 280,100             510
   United Industrial                  36,900             543
                                                   ---------
                                                       1,744
                                                   ---------
AIR TRANSPORTATION -- 0.4%
   EGL*                              381,200           3,381
                                                   ---------
APPAREL/TEXTILES -- 1.5%
   Delta & Pine Land                  96,975           1,647
   Kellwood                          245,800           4,547
   Phillips-Van Heusen                39,500             391
   R.G. Barry                        260,900           1,054
   Tommy Hilfiger*                   177,700           1,590
   Unifi*                            292,300           2,397
                                                   ---------
                                                      11,626
                                                   ---------
AUTOMOTIVE -- 2.8%
   ArvinMeritor                      180,500           2,580
   BorgWarner                        153,500           6,186
   Clarcor                           223,900           5,351
   Harsco                             50,400           1,399
   Modine Manufacturing              149,400           3,672
   Superior Industries International  87,800           2,916
                                                   ---------
                                                      22,104
                                                   ---------
BANKS -- 5.7%
   Andover Bancorp                    26,362           1,346
   BankAtlantic Bancorp, Cl A        209,000           2,111
   Colonial Bancgroup                135,100           1,729
   Commercial Federal                155,375           3,771
   Community First Bankshares         90,000           2,162
   Cullen/Frost Bankers               62,500           1,684
   Downey Financial                   39,300           1,734
   First Citizens Bancshares, Cl A     6,800             566
   Firstfed Financial*                58,900           1,531
   Flagstar Bancorp                   87,150           2,013
   Fulton Financial                   61,400           1,372
   Hamilton Bancorp*                  18,700              53
   Hudson United Bancorp             101,670           2,820
   IndyMac Bancorp*                   62,400           1,692
   MAF Bancorp                        31,800             911
   New York Community Bancorp         25,900             601
   OceanFirst Financial               39,400             989
   Pacific Century Financial         258,850           6,049
   Roslyn Bancorp                          1              --
   Seacoast Financial Services        58,000             863
   Staten Island Bancorp             132,300           3,261
   UMB Financial                      26,600           1,104


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   US Bancorp                              2       $      --
   Washington Federal                 49,060           1,229
   Webster Financial                  43,700           1,440
   Westamerica Bancorporation         61,300           2,210
   Wilmington Trust                   32,200           1,778
                                                   ---------
                                                      45,019
                                                   ---------
BEAUTY PRODUCTS -- 0.2%
   Dial                               13,800             228
   Playtex Products*                  87,200             885
                                                   ---------
                                                       1,113
                                                   ---------
BIOTECHNOLOGY -- 0.3%
   Cambrex                            36,600           1,227
   Celera Genomics Group - Applera*   13,000             314
   Genencor International*           105,500           1,040
                                                   ---------
                                                       2,581
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.4%
   American Greetings, Cl A          143,100           1,895
   Banta                              61,400           1,711
   Bowne                             279,675           2,839
   Consolidated Graphics*             41,000             700
   Courier                            80,100           1,735
   Getty Images*                      27,900             308
   Hollinger International           286,500           3,008
   Meredith                            4,900             157
   Penton Media                      234,200             831
   R.H. Donnelley*                   171,600           4,482
   Spanish Broadcasting System,
     Cl A*                           176,800           1,254
                                                   ---------
                                                      18,920
                                                   ---------

BUILDING & CONSTRUCTION -- 4.3%
   Butler Manufacturing               19,600             425
   Centex Construction Products      164,700           4,867
   Chemed                             30,100             867
   Dal-Tile International*            86,700           1,334
   Elcor                              99,300           2,138
   EMCOR Group*                       93,400           2,979
   Fleetwood Enterprises             214,600           2,399
   Genlyte Group*                    161,100           4,672
   LSI Industries                     50,300           1,257
   M/I Schottenstein Homes            33,700           1,139
   MDC Holdings                       45,600           1,264
   Nortek*                            28,400             612
   Ryland Group                       41,300           1,970
   Simpson Manufacturing*             30,300           1,606
   Standard-Pacific                   55,400           1,081
   Texas Industries                  100,050           3,092
   Winnebago Industries               50,900           1,092
   York International                 51,100           1,464
                                                   ---------
                                                      34,258
                                                   ---------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          47

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
CHEMICALS -- 3.8%
   Agrium                            169,200       $   1,645
   Albemarle                          68,200           1,289
   American Pacific*                 158,800           1,127
   Arch Chemicals                     62,200           1,412
   CFC International*                 55,400             200
   Cytec Industries*                 362,900           8,401
   Ethyl*                            168,300             146
   HB Fuller                          39,100           1,791
   IMC Global                         93,500             842
   Millennium Chemicals              337,325           3,539
   Minerals Technologies             148,100           5,589
   Nova Chemicals                    117,900           1,925
   Olin                               84,900           1,248
   PolyOne                            60,400             471
   Wellman                            45,300             523
                                                   ---------
                                                      30,148
                                                   ---------
COMMERCIAL SERVICES -- 1.6%
   Advo*                             165,300           5,620
   CDI*                               33,900             544
   Central Parking                    67,100             939
   G&K Services, Cl A                 68,100           1,808
   Insurance Auto Auctions*          102,175           1,380
   Stewart Enterprises, Cl A*        170,900             991
   US Oncology*                      171,800           1,280
                                                   ---------
                                                      12,562
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 1.8%
   Advanced Fibre Communication*       9,500             139
   Allen Telecom*                    204,900           1,783
   Andrew*                           272,650           4,957
   Arris Group*                      220,000             787
   Davox*                            168,650           1,341
   Harris                            154,400           4,913
   Loral Space & Communications*     358,600             466
                                                   ---------
                                                      14,386
                                                   ---------

COMPUTERS & SERVICES -- 3.2%
   Ansys*                             31,800             568
   Avant!*                            66,600             197
   Brady, Cl A                       140,300           4,181
   Checkpoint Systems*               106,700           1,166
   E.piphany*                         75,800             322
   Electronics for Imaging*           89,900           1,464
   Genuity, Cl A*                  1,006,500           1,580
   Iomega*                           335,300             409
   Keynote Systems*                   81,000             616
   Maxtor*                           595,400           2,126



--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Paxar*                            236,950       $   3,021
   ProQuest*                         105,925           3,485
   Quantum-DLT & Storage*            491,600           4,011
   Radiant Systems*                   71,300             727
   Storage Technology*               100,800           1,265
   SYKES Enterprises*                 71,800             401
   Unisys*                            14,500             125
                                                   ---------
                                                      25,664
                                                   ---------
CONTAINERS & PACKAGING -- 0.7%
   Ball                                4,000             240
   Greif Brothers, Cl A               17,900             410
   Packaging of America*             291,400           4,502
                                                   ---------
                                                       5,152
                                                   ---------
DATA PROCESSING -- 0.1%
   Reynolds & Reynolds, Cl A          49,200           1,146
                                                   ---------
DRUGS -- 0.5%
   Alpharma, Cl A                     60,000           1,728
   ICN Pharmaceuticals                93,000           2,451
                                                   ---------
                                                       4,179
                                                   ---------
ELECTRICAL SERVICES -- 2.9%
   Allete                             80,500           2,064
   Cleco                              65,400           1,348
   Covanta Energy*                   204,200           2,385
   El Paso Electric*                 606,100           7,970
   Littelfuse*                        76,500           1,693
   Magnetek*                         108,900           1,000
   Montana Power                     169,800             891
   OGE Energy                         51,000           1,115
   Public Service of New Mexico       54,300           1,369
   RGS Energy Group                   60,400           2,338
   UIL Holdings                       20,800             992
                                                   ---------
                                                      23,165
                                                   ---------
ELECTRONICS -- 0.4%
   Avnet                              67,121           1,221
   Methode Electronics, Cl A         101,200             764
   Park Electrochemical               51,800           1,127
                                                   ---------
                                                       3,112
                                                   ---------

ENTERTAINMENT -- 2.8%
   Arctic Cat                        178,700           2,409
   Callaway Golf                     396,150           5,071
   Gaylord Entertainment*            194,175           3,903
   Pinnacle Entertainment*           124,800             743
   Six Flags*                        287,500           3,516



--------------------------------------------------------------------------------
48          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Speedway Motorsports*             291,300       $   5,791
   Topps*                             79,200             760
   World Wrestling Federation
     Entertainment*                   15,600             206
                                                   ---------
                                                      22,399
                                                   ---------

ENVIRONMENTAL SERVICES -- 0.0%
   Sevenson Environmental
     Services (A)                     21,690             195
                                                   ---------

FINANCIAL SERVICES -- 2.6%
   Capital Southwest                  37,200           2,306
   Doral Financial                    54,700           2,122
   Financial Federal*                 79,900           1,958
   Finova Group*                     163,300             183
   John Nuveen, Cl A                  60,150           2,660
   Metris                            188,700           4,670
   Student Loan                       20,000           1,410
   Waddell & Reed Financial, Cl A    211,250           5,493
                                                   ---------
                                                      20,802
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 2.9%
   Constellation Brands, Cl A*        45,700           1,904
   Corn Products International        66,800           1,919
   Dean Foods                         54,100           2,502
   Dole Food                          82,000           1,755
   Fleming                            60,000           1,770
   Pathmark Stores*                  126,300           3,006
   PepsiAmericas                      57,100             854
   Pilgrims Pride, Cl A               16,100             156
   Pilgrims Pride, Cl B               32,200             445
   Ralcorp Holdings*                 222,780           4,335
   Sensient Technologies              82,300           1,533
   Suiza Foods*                       24,600           1,553
   Universal                          42,700           1,425
                                                   ---------
                                                      23,157
                                                   ---------
GAS/NATURAL GAS -- 1.2%
   Cascade Natural Gas                30,100             650
   Oneok                              63,500           1,051
   Piedmont Natural Gas               37,725           1,175
   UGI                               190,100           5,152
   Vectren                            80,000           1,791
                                                   ---------
                                                       9,819
                                                   ---------
HAND/MACHINE TOOLS -- 0.8%
   Lincoln Electric Holdings         286,300           6,304
                                                   ---------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
HOTELS & LODGING -- 0.6%
   Aztar*                            142,500       $   1,864
   Orient-Express Hotels, Cl A*      117,600           1,648
   Prime Hospitality*                146,300           1,287
                                                   ---------
                                                       4,799
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.9%
   Chromcraft Revington*              66,800             551
   Furniture Brands International*    29,300             571
   Harman International Industries   116,000           3,886
   Kimball International, Cl B       151,600           1,995
   Salton*                            34,000             291
                                                   ---------
                                                       7,294
                                                   ---------

INSURANCE -- 6.7%
   Acceptance Insurance*             171,600             875
   AmerUs Group                      115,300           4,059
   Annuity and Life Re                95,200           3,232
   Arch Capital Group*               150,800           2,526
   CNA Surety                         31,600             428
   Commerce Group                     87,800           3,336
   Delphi Financial Group, Cl A       19,448             657
   FBL Financial Group, Cl A          35,257             590
   First American                    146,000           2,957
   Health Net*                       152,500           2,931
   Hilb, Rogal & Hamilton             48,300           2,203
   IPC Holdings*                     101,700           2,319
   Landamerica Financial Group        58,200           1,935
   Phoenix*                          101,775           1,471
   Pico Holdings*                    169,800           1,868
   Presidential Life                  64,600           1,174
   RenaissanceRe Holdings             30,600           2,721
   Scottish Annuity & Life Holdings  169,900           2,574
   Stancorp Financial Group           26,600           1,287
   Stewart Information Services*     320,950           6,259
   Vesta Insurance Group              55,200             723
   W.R. Berkley                       47,400           2,275
   White Mountains Insurance Group    14,400           4,795
                                                   ---------
                                                      53,195
                                                   ---------

LEASING & RENTING -- 0.6%
   Comdisco                          553,000             326
   Gatx                               68,000           2,288
   Rent-A-Center*                     32,000             744
   Ryder System                       81,900           1,637
                                                   ---------
                                                       4,995
                                                   ---------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          49

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
MACHINERY -- 4.3%
   Applied Industrial Technologies    69,500       $   1,174
   Briggs & Stratton                 137,400           4,288
   CoorsTek*                          87,500           2,187
   Crane                             183,050           4,012
   Franklin Electric                  28,500           2,052
   Gardner Denver*                    94,300           2,093
   Gehl*                              18,400             248
   Imation*                           73,800           1,542
   JLG Industries                     75,900             695
   Millipore                          18,000             953
   Regal Beloit                      259,000           4,727
   Tecumseh Products, Cl A            96,900           4,412
   Thomas Industries                  84,800           1,827
   Toro                               38,800           1,634
   Twin Disc                          29,000             418
   Wabtec                            149,600           1,631
                                                   ---------
                                                      33,893
                                                   ---------
MARINE TRANSPORTATION -- 0.5%
   Alexander & Baldwin                47,600           1,114
   Kirby*                            136,300           3,067
                                                   ---------
                                                       4,181
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 3.6%
   America Service Group*             45,200             253
   Arrow International                67,875           2,532
   Bausch & Lomb                      56,500           1,599
   Dendrite International*           300,850           2,389
   Edwards Lifesciences*             300,375           6,728
   Haemonetics*                      191,525           6,629
   Healthsouth*                       17,300             281
   National Dentex*                   67,700           1,422
   Oakley*                           108,500           1,362
   Pacificare Health Systems*         44,500             560
   Parexel International*             34,600             392
   Pharmacopeia*                      20,700             268
   Renal Care Group*                  74,500           2,292
   Sola International*                69,400           1,052
   Visx*                              75,100             994
                                                   ---------
                                                      28,753
                                                   ---------
METALS & MINING -- 2.0%
   Cleveland-Cliffs                  153,600           2,212
   Commercial Metals                  35,500             987
   Kaydon                            263,400           5,513
   Mueller Industries*               177,000           5,080
   ROHN Industries*                  105,300             260
   Velcro Industries                 183,000           1,802
                                                   ---------
                                                      15,854
                                                   ---------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 4.0%
   A.O. Smith                         28,550       $     501
   Aptargroup                         45,800           1,456
   Barnes Group                       38,450             819
   Blyth                             209,700           4,171
   Carlisle                          119,400           3,347
   ESCO Technologies*                 50,500           1,257
   National Service Industries       291,700           6,024
   NCH                                12,730             499
   Pittston Brink's Group            542,200           9,814
   Smith Investment                   10,100             293
   SPS Technologies*                  43,150           1,305
   Tredegar                          120,600           2,050
                                                   ---------
                                                      31,536
                                                   ---------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   Standard Register                  11,040             160
   Wallace Computer Services         253,265           4,027
                                                   ---------
                                                       4,187
                                                   ---------
PAPER & PAPER PRODUCTS -- 0.7%
   Rayonier                           97,175           3,932
   Rock-Tenn, Cl A                    50,800             559
   Schweitzer-Mauduit International   42,700           1,013
                                                   ---------
                                                       5,504
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 5.4%
   3TEC Energy*                       68,500             976
   Atwood Oceanics*                   64,700           1,682
   BJ Services*                      102,000           1,815
   Cabot Oil & Gas, Cl A             208,100           4,152
   CAL Dive International*           104,700           1,744
   Forest Oil*                       226,600           5,620
   Giant Industries*                  44,460             367
   Lone Star Technologies*            50,100             621
   Louis Dreyfus Natural Gas*         28,300           1,101
   National-Oilwell*                  45,300             657
   Nuevo Energy*                     214,800           2,996
   Patina Oil & Gas                   75,300           1,732
   Pennzoil-Quaker State              22,000             246
   Precision Drilling*                54,400           1,149
   Prima Energy*                      57,100           1,265
   Pure Resources*                   153,405           2,447
   Range Resources*                  137,100             651
   Smith International*               41,700           1,518
   St. Mary Land & Exploration       164,000           2,612
   Stone Energy*                      91,900           2,959
   Swift Energy*                      96,700           1,994
   Valero Energy                      51,200           1,797
   Varco International*              129,650           1,566
   Vintage Petroleum                  76,400           1,211
                                                   ---------
                                                      42,878
                                                   ---------




--------------------------------------------------------------------------------
50          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
REAL ESTATE -- 0.5%
   Avatar Holdings*                  103,100       $   2,378
   Trammell Crow*                     20,800             208
   TrizecHahn                         68,600           1,235
                                                   ---------
                                                       3,821
                                                   ---------
REAL ESTATE INVESTMENT TRUSTS -- 11.9%
   Alexandria Real Estate Equities    60,800           2,399
   Apartment Investment &
     Management, Cl A                139,000           6,291
   Archstone Communities Trust       200,700           5,238
   Arden Realty                      183,400           4,690
   AvalonBay Communities             119,000           5,682
   Boston Properties                  94,400           3,599
   BRE Properties, Cl A               65,900           1,974
   Cabot Industrial Trust            150,900           3,093
   Charles E. Smith Residential       20,000           1,030
   Equity Office Properties Trust    302,643           9,685
   Equity Residential Properties
     Trust                            41,450           2,421
   Essex Property Trust               93,700           4,601
   Federal Realty Invstment Trust     63,100           1,388
   First Industrial Realty Trust      56,775           1,703
   Highwoods Properties               57,300           1,418
   Home Properties of New York        73,800           2,335
   Liberty Property Trust            108,500           3,113
   Mack-Cali Realty                  205,900           6,383
   Post Properties                    94,700           3,512
   Prentiss Properties Trust          85,650           2,355
   PS Business Parks                  89,100           2,468
   Public Storage                    189,900           6,343
   Reckson Associates Realty         115,400           2,787
   Shurgard Storage Centers, Cl A     30,400             916
   Simon Property Group               88,000           2,368
   SL Green Realty                    74,800           2,358
   Taubman Centers                   321,550           4,019
                                                   ---------
                                                      94,169
                                                   ---------
RETAIL -- 4.0%
   Brown Shoe                         80,300             911
   Cato, Cl A                         82,000           1,227
   Dillard's, Cl A                   286,600           3,775
   Dress Barn*                        52,300           1,166
   Factory 2-U Stores*                47,300             662
   Footstar*                         163,900           5,671
   Haverty Furniture                  23,600             233
   Insight Enterprises*               49,600             701
   Linens 'N Things*                  39,000             725
   Lone Star Steakhouse & Saloon      48,000             518
   Longs Drug Stores                   5,800             158
   Men's Wearhouse*                  107,600           1,945
   MSC Industrial Direct, Cl A*      113,500           1,808
   Pier 1 Imports                    222,100           1,843


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ryan's Family Steak Houses*       116,380       $   1,992
   Venator Group*                    238,100           3,631
   Wolverine World Wide               19,100             257
   Zale*                             175,400           4,645
                                                   ---------
                                                      31,868
                                                   ---------
RUBBER-TIRES -- 0.3%
   Bandag                             19,200             525
   Cooper Tire & Rubber              105,400           1,501
                                                   ---------
                                                       2,026
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.4%
   Asyst Technologies*               107,800             976
   Axcelis Technologies*             463,525           4,380
   Dupont Photomasks*                 26,200             728
   Fairchild Semiconductor
     International, Cl A*            124,300           1,995
   General Semiconductor*            260,900           2,505
   Sipex*                             49,600             320
                                                   ---------
                                                      10,904
                                                   ---------
SOFTWARE -- 0.7%
   Digi International*                67,300             351
   Hyperion Solutions*                73,400             981
   Inktomi*                          138,000             378
   Network Associates*               169,900           2,190
   Progress Software*                 94,450           1,321
   Timberline Software               119,600             657
                                                   ---------
                                                       5,878
                                                   ---------
STEEL & STEEL WORKS -- 1.2%
   AK Steel Holding                  432,405           3,654
   Roanoke Electric Steel            143,000           1,702
   Schnitzer Steel Industries, Cl A  125,000           1,366
   USX-U.S. Steel Group              182,500           2,551
                                                   ---------
                                                       9,273
                                                   ---------
TELEPHONES & TELECOMMUNICATIONS -- 1.1%
   Anixter International*             40,200             996
   Belden                            114,750           2,157
   Commonwealth Telephone
     Enterprises*                     46,100           1,694
   General Cable                      72,900             718
   IDT*                               68,300             786
   IDT, Cl B*                         26,500             257
   Insteel Industries*                74,800              60
   Inter-Tel                          69,900             801
   Microcell Telecommunications*     307,700             671
   Telephone & Data Systems            7,500             707
                                                   ---------
                                                       8,847
                                                   ---------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          51

STATEMENT OF NET ASSETS


Small Cap Value Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
TRUCKING -- 1.8%
   Arkansas Best*                     57,600       $   1,193
   Arnold Industries                 188,175           3,895
   Roadway                            43,500           1,048
   USFreightways                     233,300           7,311
   Yellow*                            31,700             645
                                                   ---------
                                                      14,092
                                                   ---------
WHOLESALE -- 0.5%
   Daisytek International*            48,500             550
   Handleman*                         92,100           1,289
   United Stationers*                 57,400           1,715
                                                   ---------
                                                       3,554
                                                   ---------
Total Common Stock
   (Cost $769,339)                                   764,437
                                                   ---------
PREFERRED STOCK -- 0.0%
   Craig*                             65,400             121
                                                   ---------
Total Preferred Stock
   (Cost $466)                                           121
                                                   ---------
RIGHTS -- 0.0%
   Bank United*                       46,300              12
                                                   ---------
Total Rights
   (Cost $8)                                              12
                                                   ---------
WARRANTS -- 0.0%
   Dime Bancorp (B)*                  30,242               8
                                                   ---------
Total Warrants
   (Cost $0)                                               8
                                                   ---------
OTHER INVESTMENT COMPANIES -- 0.5%
   John Hancock Bank and
     Thrift Opportunity Fund         526,900           4,310
                                                   ---------
Total Other Investment Companies
   (Cost $4,039)                                       4,310
                                                   ---------

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.1%
   JP Morgan Chase
     3.320%, dated 09/28/01, matures
     10/01/01, repurchase price
     $16,457,667 (collateralized
     by FHLMC obligations, market
     value: $16,943,301)             $16,453       $  16,453
   Merrill Lynch
     2.550%, dated 09/28/01, matures
     10/01/01, repurchase price $152,761
     (collateralized by U.S. Treasury
     Bonds, total market
     value: $157,593)                    153             153
                                                   ---------
Total Repurchase Agreements
   (Cost $16,606)                                     16,606
                                                   ---------
Total Investments -- 98.9%
   (Cost $790,458)                                   785,494
                                                   ---------
Other Assets & Liabilities-- 1.1%                      8,615
                                                   ---------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 50,702,308 outstanding shares of
   beneficial interest                               733,181
Undistributed net investment income                    1,507
Accumulated net realized gain on investments          64,385
Net unrealized depreciation on investments            (4,964)
                                                   ---------
Total Net Assets-- 100.0%                          $ 794,109
                                                   =========

Net asset value, offering and redemption
   price per share-- Class A                          $15.66
                                                   =========


*Non-income producing security
(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
(B) This warrant represents a potential distribution settlement in a legal claim and has no strike price or expiration date.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Company
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
52          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Small Cap Growth Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.4%
AEROSPACE & DEFENSE -- 0.8%
   Alliant Techsystems*               21,750        $  1,862
   DRS Technologies*                  51,900           1,803
   Moog, Cl A*                        41,700             941
   Titan*                             98,600           1,933
                                                    --------
                                                       6,539
                                                    --------
AIR TRANSPORTATION -- 0.5%
   Atlantic Coast Airlines Holdings* 129,800           1,726
   Hawaiian Airlines*              1,095,300           2,300
                                                    --------
                                                       4,026
                                                    --------
APPAREL/TEXTILES -- 1.4%
   Coach*                            111,400           2,953
   Columbia Sportswear*              109,300           2,426
   Polo Ralph Lauren*                326,276           6,118
                                                    --------
                                                      11,497
                                                    --------
AUTOMOTIVE -- 0.7%
   Aftermarket Technology*            53,600             793
   Copart*                           191,700           5,370
                                                    --------
                                                       6,163
                                                    --------
BANKS -- 2.8%
   Alabama National Bancorp           16,100             531
   BankAtlantic Bancorp, Cl A        144,100           1,455
   Bankunited Financial, Cl A*        38,800             569
   Boston Private Financial Holdings   7,300             142
   CFS Bancorp                        46,800             696
   Dime Community Bancshares          25,500             646
   Downey Financial                   29,000           1,280
   First Bank of Puerto Rico          20,700             535
   First Essex Bancorp                25,000             656
   Firstfed Financial*                36,600             952
   Independence Community Bank        25,900             563
   Independent Bank                   23,600             616
   IndyMac Bancorp*                   60,100           1,629
   Local Financial*                   60,500             809
   Nara Bancorp*                       2,400              44
   New York Community Bancorp        219,000           5,083
   Roslyn Bancorp                    102,750           1,902
   Silicon Valley Bancshares*         33,600             679
   Southwest Bancorp of Texas*        14,900             443
   UCBH Holdings                     131,900           3,849
                                                    --------
                                                      23,079
                                                    --------
BEAUTY PRODUCTS -- 0.1%
   Elizabeth Arden*                   65,100             831
                                                    --------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 4.3%
   Arqule*                            42,500         $   444
   Cell Genesys*                      96,600           1,545
   Charles River Laboratories
     International*                   26,650             943
   Digene*                            18,300             457
   Diversa*                           58,200             547
   Exact Sciences*                   120,500           1,116
   Gene Logic*                       118,300           1,557
   Illumina*                          77,500             504
   Incyte Genomics*                  157,550           2,152
   InterMune*                         27,800           1,063
   Invitrogen*                        78,800           5,182
   Lynx Therapeutics*                129,300             308
   Martek Biosciences*                26,200             477
   Neose Technologies*               141,600           5,466
   Novavax*                          103,700           1,462
   Paradigm Genetics*              1,138,600           7,116
   Protein Design Labs*               25,700           1,214
   Regeneration Technologies*         40,800             475
   Sangamo Biosciences*               39,600             297
   Third Wave Technologies*          205,200           1,297
   Transgenomic*                     182,700           1,379
   Visible Genetics*                  16,400             325
                                                    --------
                                                      35,326
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   COX Radio, Cl A*                   83,000           1,674
   Entercom Communications*           18,000             612
   Getty Images*                     128,300           1,415
   Hispanic Broadcasting*            109,400           1,761
   Paxson Communications*            197,800           1,424
   R.H. Donnelley*                    43,400           1,134
   Spanish Broadcasting System,
     Cl A*                           141,550           1,004
   Univision Communications, Cl A*     6,400             147
                                                    --------
                                                       9,171
                                                    --------

BUILDING & CONSTRUCTION -- 1.4%
   American Woodmark                  12,900             379
   Apogee Enterprises                 34,000             439
   Beazer Homes USA*                  11,300             549
   Champion Enterprises*             135,500             942
   D.R. Horton                        95,700           1,996
   EMCOR Group*                       84,800           2,705
   Griffon*                           91,300           1,114
   Lennar                             83,800           3,020
                                                    --------
                                                      11,144
                                                    --------
CHEMICALS -- 0.3%
   Cabot Microelectronics*            21,900           1,058
   Symyx Technologies*               114,600           1,690
                                                    --------
                                                       2,748
                                                    --------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          53

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COAL MINING -- 0.1%
   Arch Coal                          54,900        $    856
                                                    --------
COMMERCIAL SERVICES -- 2.6%
   Career Education*                 113,500           6,242
   Corinthian Colleges*               47,600           1,605
   Education Management*              35,000           1,063
   Exult*                             88,100           1,030
   Icon ADR*                          18,600             617
   Maximus*                          126,800           5,038
   Memberworks*                       50,900           1,047
   PDI*                               14,600             348
   Princeton Review*                 266,900           1,668
   Right Management Consultants*      47,600           1,478
   Sylvan Learning Systems*           65,700           1,505
                                                    --------
                                                      21,641
                                                    --------
COMMUNICATIONS EQUIPMENT -- 2.7%
   Advanced Fibre Communication*      71,700           1,048
   Aether Systems*                    68,700             431
   Anaren Microwave*                 177,450           2,901
   Centillium Communications*        178,800           1,083
   DMC Stratex Networks*             209,300           1,080
   Elastic Networks*                 496,200             288
   Gentner Communications*            44,800             814
   Harris                             31,700           1,009
   Metawave Communications*          277,400             749
   Powerwave Technologies*           211,000           2,515
   RF Micro Devices*                  92,900           1,542
   Sonus Networks*                   444,050           1,332
   Spectralink*                      259,400           4,060
   Stanford Microdevices*            245,600           1,090
   Transcrypt International*          19,011              11
   Viasat*                           106,700           1,904
                                                    --------
                                                      21,857
                                                    --------
COMPUTERS & SERVICES -- 9.3%
   Agile Software*                   151,250           1,375
   Aspen Technology*                  73,000             730
   Auspex Systems*                   363,800             855
   Avocent*                          281,600           4,190
   Carreker*                         323,100           2,452
   CNET Networks*                     69,000             297
   Concurrent Computer*              100,100             909
   Corillian*                        827,000           1,637
   Digimarc*                        1,089,700         15,005
   Digital Insight*                  442,500           5,089
   Digital River*                    214,000           1,594
   Earthlink*                         40,000             609
   Echelon*                          136,200           1,700
   Electronics for Imaging*           58,600             954
   Expedia, Cl A*                     38,700             940
   Foundry Networks*                 136,100             823


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Global Sports*                     43,500        $    507
   GoTo.com*                         179,150           2,248
   Handspring*                        83,900             113
   Immersion*                        701,500           2,175
   Ixia*                              32,700             208
   Jack Henry & Associates            51,000           1,157
   Kronos*                            33,500           1,375
   Lantronix*                        384,000           2,342
   LivePerson*                       948,300             133
   Mcafee.com*                       290,800           3,359
   MSC.Software*                      54,400             876
   Numerical Technologies*            62,000           1,029
   NYFIX*                             71,400           1,021
   Pixar*                            191,800           7,749
   Planar Systems*                     1,800              36
   ProQuest*                          41,700           1,372
   Read-Rite*                        160,100             472
   Research In Motion*                65,900           1,060
   Silicon Storage Technology*       203,500             942
   Simplex Solutions*                 10,200             154
   SonicWall*                        267,500           3,178
   Talx*                              45,540             970
   Ticketmaster, Cl B*               105,200           1,089
   United Online*                    362,060             815
   Virage Logic*                      56,800             621
   Visionics*                         62,100             738
   XCare.net*                        105,400           1,312
                                                    --------
                                                      76,210
                                                    --------
CONTAINERS & PACKAGING -- 0.1%
   Pactiv*                            83,400           1,208
                                                    --------
DATA PROCESSING -- 1.5%
   Ascential Software*               489,700           1,616
   Global Payments                    13,000             382
   Information Resources*             93,800             596
   Intercept Group*                  115,550           3,865
   National Data                     161,200           5,803
                                                    --------
                                                      12,262
                                                    --------
DRUGS -- 6.9%
   Aerogen*                          551,800           2,731
   Alkermes*                         431,900           8,457
   Andrx Group*                        8,400             545
   Atrix Labs*                        76,600           1,800
   Celgene*                          239,200           6,322
   Cephalon*                          87,700           4,375
   Cubist Pharmaceuticals*           131,700           4,316
   Dr. Reddy's Laboratories ADR*      27,000             601
   Dusa Pharmaceuticals*             165,500           1,698
   Emisphere Technologies*            18,500             353
   First Horizon Pharmaceutical*     409,100          10,649
   KOS Pharmaceuticals*               47,000           1,309




--------------------------------------------------------------------------------
54          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medicis Pharmaceutical, Cl A*      75,650       $   3,781
   Noven Pharmaceuticals*             44,900             813
   Perrigo*                          114,600           1,736
   Pozen*                            188,500             820
   SICOR*                            197,300           3,727
   Taro Pharmaceuticals Industries*   54,700           1,923
   Viropharma*                        38,100             963
                                                    --------
                                                      56,919
                                                    --------
ELECTRICAL SERVICES -- 1.0%
   Active Power*                     176,000             882
   Covanta Energy*                   214,200           2,502
   Electro Scientific Industries*     25,900             569
   Merix*                            109,700           1,541
   Powell Industries*                 47,600           1,078
   Power-One*                        250,800           1,542
                                                    --------
                                                       8,114
                                                    --------
ELECTRONICS -- 1.7%
   BEI Technologies                   26,600             427
   Cymer*                             80,400           1,347
   Engineered Support Systems         32,600           1,535
   FEI*                              146,700           3,191
   Flir Systems*                      44,400           1,822
   Kopin*                             63,000             657
   Mettler Toledo International*      27,800           1,172
   Molecular Devices*                 32,800             611
   Photon Dynamics*                   28,000             648
   Wilson Greatbatch Technologies*    88,600           2,596
                                                    --------
                                                      14,006
                                                    --------
ENTERTAINMENT -- 1.1%
   Alliance Gaming*                   98,400           1,397
   Anchor Gaming*                     24,300           1,009
   Argosy Gaming*                     32,100             841
   Direct Focus*                      78,400           1,560
   Jakks Pacific*                     38,900             525
   Macrovision*                        5,000             142
   Shuffle Master*                   285,525           3,601
                                                    --------
                                                       9,075
                                                    --------
ENVIRONMENTAL SERVICES -- 0.8%
   Millennium Cell*                  273,300           1,022
   Stericycle*                        72,400           3,018
   TRC*                               29,700           1,073
   Waste Connections*                 44,500           1,202
                                                    --------
                                                       6,315
                                                    --------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.3%
   Affiliated Managers Group*         37,700     $     2,142
   Blackrock*                         18,900             836
   Coinstar*                          72,000           1,420
   Doral Financial                    48,500           1,882
   Financial Federal*                 35,300             865
   Friedman Billings Ramsey Group,
     Cl A*                           450,700           2,298
   Investment Technology Group*       36,900           2,047
   Metris                            101,100           2,502
   NCO Group*                         68,300             934
   NextCard*                         216,900           1,382
   Waddell & Reed Financial, Cl A     95,100           2,473
                                                    --------
                                                      18,781
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Constellation Brands, Cl A*       123,300           5,137
   DIMON                             149,500             860
   Dole Food                          75,300           1,611
   Fleming                           152,600           4,502
   Fresh Del Monte Produce*           96,100           1,245
   Nash Finch                         39,200           1,337
   Pathmark Stores*                   95,800           2,280
   Performance Food Group*           149,500           4,265
   Ruddick                            80,300           1,228
   Smithfield Foods*                 259,900           5,471
   Standard Commercial                44,100             725
   Suiza Foods*                       30,200           1,907
   Vector Group                       37,900           1,620
                                                    --------
                                                      32,188
                                                    --------
HOTELS & LODGING -- 0.3%
   Choice Hotels International*       76,300           1,259
   Four Seasons Hotels                36,100           1,353
                                                    --------
                                                       2,612
                                                    --------
INSURANCE -- 1.2%
   AmerUs Group                       35,500           1,250
   First American                    294,100           5,955
   Stancorp Financial Group           29,200           1,413
   UICI*                              73,500           1,002
                                                    --------
                                                       9,620
                                                    --------
MACHINERY -- 0.2%
   Flowserve*                         40,200             794
   OpticNet (C)*                      27,300              --
   Woodward Governor                  18,300             887
                                                    --------
                                                       1,681
                                                    --------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          55

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 21.6%
   Accredo Health*                    37,800        $  1,376
   AdvancePCS*                       106,100           7,616
   American Medical Systems
     Holdings*                       300,400           5,729
   Ameripath*                        155,200           4,076
   Amsurg*                           129,300           3,562
   Amylin Pharmaceuticals*           228,800           1,265
   Atherogenics (PIPE) (C)*          429,000           1,943
   Barr Laboratories*                  7,300             577
   Beverly Enterprises*              375,700           3,832
   Biosite*                            5,300             128
   Cell Therapeutics*                121,300           2,917
   Cerner*                            17,500             866
   Cholestech*                        59,900             958
   Cooper                             51,000           2,392
   COR Therapeutics*                 421,300           9,534
   Corixa*                           383,800           4,030
   Covance*                          172,700           3,093
   Coventry Health Care*              48,200           1,138
   Cytyc*                            128,600           3,448
   D&K Healthcare Resources           32,700           1,566
   DaVita*                           293,500           5,973
   Diagnostic Products               113,400           4,788
   Eclipsys*                         113,500           1,510
   Endocare*                          53,900             946
   First Health Group*               259,300           7,618
   Genta*                             33,300             345
   Henry Schein*                     224,400           8,662
   Insmed*                           264,000             708
   Intermagnetics General*            38,518             896
   Invacare                           38,000           1,539
   Landauer                           22,600             767
   LifePoint Hospitals*              223,600           9,838
   Lumenis*                          105,500           2,118
   Magellan Health Services*         132,900           1,524
   Med-Design*                        18,500             266
   Medarex*                           90,900           1,373
   Medicines*                        241,700           1,462
   Mentor                            125,200           3,168
   MIM*                              229,000           2,404
   Neurocrine Biosciences*            88,100           2,821
   NPS Pharmaceuticals*               28,100             877
   Oakley*                           199,850           2,508
   Pediatrix Medical Group*          163,100           6,653
   Pharmaceutical Product
     Development*                    211,200           6,186
   Pharmacopeia*                      66,600             863
   Pharmacyclics*                    250,000           4,450
   PolyMedica*                       107,100           1,635
   Possis Medical*                    10,900             128
   Province Healthcare*               49,500           1,819
   RehabCare Group*                   61,200           2,663
   Renal Care Group*                 156,600           4,819


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Respironics*                       45,300        $  1,611
   Sangstat Medical*                  73,600           1,356
   Scios*                            130,300           2,179
   SRI/Surgical Express*              24,800             738
   Steris*                           301,900           5,935
   Syncor International*              95,600           3,043
   Thoratec*                          86,000           1,422
   Unilab*                            30,700             851
   United Surgical Partners*          30,400             623
   Urocor*                            55,900             983
   US Physical Therapy*               14,100             229
   Varian Medical Systems*            79,000           5,068
   Vascular Solutions*                74,300             131
   Wright Medical Group*             105,600           1,789
                                                    --------
                                                     177,331
                                                    --------
METALS & MINING -- 0.1%
   Quanex                             36,800             850
                                                    --------
MISCELLANEOUS MANUFACTURING -- 0.0%
   Identix*                           16,300             133
                                                    --------
OFFICE/BUSINESS EQUIPMENT -- 0.4%
   Interface, Cl A                   119,200             513
   John H. Harland                    74,800           1,638
   Wallace Computer Services          86,700           1,378
                                                    --------
                                                       3,529
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 3.5%
   Core Laboratories*                118,200           1,520
   Eott Energy Partners               69,600           1,378
   Frontier Oil                       91,100           1,562
   Horizon Offshore*                 223,100           1,361
   Key Energy Services*              474,400           3,017
   National-Oilwell*                 130,300           1,889
   Ocean Energy                       31,600             515
   Patterson-UTI Energy*             387,400           4,788
   Precision Drilling*               114,300           2,414
   Pride International*              145,100           1,509
   Quicksilver Resources*             81,800           1,113
   Swift Energy*                     104,200           2,149
   Tetra Technologies*                54,100             943
   Valero Energy                      36,400           1,278
   XTO Energy                        225,750           3,149
                                                    --------
                                                      28,585
                                                    --------
 REAL ESTATE INVESTMENT TRUSTS -- 0.1%
   Annaly Mortgage Management         52,000             751
                                                    --------



--------------------------------------------------------------------------------
56          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 7.3%
   99 Cents Only Stores*              37,550         $ 1,215
   Alloy*                             38,000             469
   American Eagle Outfitters*        236,900           4,714
   AnnTaylor Stores*                  25,500             559
   Bebe Stores*                       96,100           1,447
   Borders Group*                    149,200           2,857
   Buckle*                            13,950             230
   Charlotte Russe Holding*           47,200             613
   Cheesecake Factory*               147,400           3,530
   Chico's FAS*                      219,000           5,157
   Children's Place*                 196,400           3,521
   CKE Restaurant*                    37,000             240
   Cost Plus*                         43,250             794
   Finish Line, Cl A*                 53,700             583
   Fred's                             63,500           1,664
   Genesco*                           28,000             455
   HOT Topic*                         92,300           2,317
   Kenneth Cole Productions, Cl A*    78,500             993
   Movie Gallery*                     75,750           1,570
   O'Reilly Automotive*              159,100           4,558
   P.F. Chang's China Bistro*         20,400             733
   Pacific Sunwear of California*    159,500           2,193
   Panera Bread, Cl A*                23,800             833
   Petsmart*                         253,200           1,783
   Regis                             110,600           2,318
   Ruby Tuesday                      178,200           2,798
   School Specialty*                  59,550           1,820
   Smith & Wollensky Restaurant
     Group*                          311,500           1,044
   Too*                              166,300           3,491
   Tweeter Home Entertainment
     Group*                          332,900           4,541
   Williams-Sonoma*                   36,500             869
                                                    --------
                                                      59,909
                                                    --------
RETIREMENT/AGED CARE -- 0.6%
   Sunrise Assisted Living*          187,400           4,841
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 6.4%
   Alpha Industries*                  26,800             519
   ASM International*                101,700           1,170
   AstroPower*                        11,200             387
   Asyst Technologies*               168,000           1,520
   Axcelis Technologies*              52,000             491
   Cirrus Logic*                      29,500             219
   Cree*                              59,600             881
   Emcore*                            69,200             592
   Entegris*                         149,500           1,181
   Fairchild Semiconductor
     International, Cl A*             71,600           1,149
   Genesis Microchip*                 11,900             335
   Integrated Circuit Systems*       155,750           1,991
   Intersil, Cl A*                    34,200             955


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   LTX*                              149,500        $  2,035
   Marvell Technology Group*          74,950           1,076
   Microsemi*                         72,100           1,878
   Microtune*                        126,350           1,440
   Mykrolis*                          70,400             632
   O2Micro International*            104,800           1,378
   Omnivision Technologies*          740,100           2,220
   Photronics*                       104,900           1,935
   Pixelworks*                       880,450          11,094
   PLX Technology*                   125,400             648
   Power Integrations*               115,100           2,097
   Rudolph Technologies*              86,100           2,123
   Silicon Laboratories*              65,450             903
   Sipex*                             53,300             344
   Standard Microsystems*             51,900             487
   Triquint Semiconductor*           427,538           6,836
   Tvia*                             466,200             643
   Xicor*                            107,250             853
   Zoran*                             89,450           2,167
                                                    --------
                                                      52,179
                                                    --------
SOFTWARE -- 4.5%
   Activision*                        45,800           1,247
   Actuate*                          122,100             512
   Barra*                             16,100             676
   Borland Software*                 252,700           2,047
   Business Objects ADR*               5,900             115
   Embarcadero Technologies*          24,000             189
   F5 Networks*                      171,700           1,593
   HNC Software*                      20,300             380
   HPL Technologies*                  37,500             165
   Informatica*                       50,200             198
   Interactive Intelligence*          37,500             187
   Legato Systems*                   111,400             610
   Matrixone*                        108,900             592
   Moldflow*                         143,700           1,217
   NETIQ*                            346,550           7,891
   Onyx Software*                   1,478,000          2,808
   Peregrine Systems*                 85,000           1,074
   Precise Software Solutions*        49,200             544
   Quest Software*                    55,400             642
   Red Hat*                         2,492,700          8,724
   Retek*                             81,200           1,025
   Serena Software*                   64,600             753
   Stellent*                         143,200           2,062
   Take-Two Interactive Software*    137,000             969
   THQ*                                3,400             147
   Verity*                            38,100             385
   Vignette*                          76,700             271
                                                    --------
                                                      37,023
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          56

STATEMENT OF NET ASSETS

Small Cap Growth Fund (Concluded)

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 0.6%
   Maverick Tube*                    292,000        $  2,646
   Shaw Group*                        80,200           2,259
                                                    --------
                                                       4,905
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 2.5%
   Allegiance Telecom*                62,000             187
   Boston Communications Group*       61,600             690
   Dobson Communications, Cl A*      101,300           1,048
   Illuminet Holdings*                58,900           2,257
   Metro One Telecommunications*      70,300           1,631
   Polycom*                          507,300          12,363
   Ubiquitel*                         16,100             130
   Ulticom*                           34,069             278
   West*                              67,700           1,340
   WorldCom - MCI Group*                 476               7
   Z-Tel Technologies*               244,800             201
                                                    --------
                                                      20,132
                                                    --------
TRUCKING -- 0.4%
   Railamerica*                      124,800           1,560
   USFreightways                      61,500           1,927
                                                    --------
                                                       3,487
                                                    --------
WHOLESALE -- 0.3%
   Aviall*                           133,500             821
   Daisytek International*            93,000           1,055
   United Stationers*                 28,600             854
                                                    --------
                                                       2,730
                                                    --------
Total Common Stock
   (Cost $955,358)                                   800,254
                                                    --------
WARRANTS -- 0.0%
   Endo Pharmaceuticals Holdings,
     Expires 12/31/01*                82,000              12
                                                    --------
Total Warrants
   (Cost $298)                                            12
                                                    --------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A) (B)
     3.215%, 02/28/02                 $2,700           2,674
                                                    --------
Total U.S. Treasury Obligation
   (Cost $2,664)                                       2,674
                                                    --------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.1%
   JP Morgan Chase
     3.250%, dated 09/28/01, matures
     10/01/01, repurchase price
     $16,918,715 (collateralized by
     FNMA obligation, market
     value: $17,255,850)               $16,914      $ 16,914
                                                    --------
Total Repurchase Agreement
   (Cost $16,914)                                     16,914
                                                    --------
Total Investments -- 99.8%
   (Cost $975,234)                                   819,854
                                                    --------
Other Assets & Liabilities-- 0.2%                      1,583
                                                    --------


NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 66,490,597 outstanding shares of
   beneficial interest                             1,249,392
Fund Shares of Class I
   (unlimited authorization -- no par value)
   based on 3,679 outstanding shares of
   beneficial interest                                    56
Accumulated net realized loss on investments        (272,327)
Net unrealized depreciation on futures                  (304)
Net unrealized depreciation on investments          (155,380)
                                                    --------
Total Net Assets-- 100.0%                           $821,437
                                                    ========

Net asset value, offering and redemption
   price per share-- Class A                          $12.35
                                                    ========

Net asset value, offering and redemption
   price per share-- Class I                          $12.35
                                                    ========


*Non-income producing security
(A) Security pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
PIPE -- Private Investment in a Public Entity
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
58          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Mid-Cap Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.9%
AEROSPACE & DEFENSE -- 0.4%
   General Dynamics                    1,400        $    124
                                                    --------
AIR TRANSPORTATION -- 0.7%
   Continental Airlines, Cl B*         4,500              68
   Sabre Holdings*                     6,000             160
                                                    --------
                                                         228
                                                    --------
APPAREL/TEXTILES -- 1.1%
   Jones Apparel Group*                5,100             130
   Liz Claiborne                       2,600              98
   Mohawk Industries*                  3,400             125
                                                    --------
                                                         353
                                                    --------
AUTOMOTIVE -- 1.1%
   Lear*                               2,800              76
   SPX*                                3,500             290
                                                    --------
                                                         366
                                                    --------
BANKS -- 7.9%
   Associated Banc                    12,400             420
   Banknorth Group                     6,000             134
   Charter One Financial              23,893             674
   Comerica                           12,400             687
   Greenpoint Financial                7,500             263
   Hibernia, Cl A                     11,300             185
   North Fork Bancorporation           2,100              63
   TCF Financial                       3,600             166
                                                    --------
                                                       2,592
                                                    --------
BIOTECHNOLOGY -- 0.4%
   Immunex*                            6,300             118
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.7%
   Hispanic Broadcasting*              7,400             119
   R.R. Donnelley & Sons              13,800             373
   Univision Communications, Cl A*     3,700              85
                                                    --------
                                                         577
                                                    --------
BUILDING & CONSTRUCTION -- 1.0%
   Centex                              3,900             131
   D.R. Horton                         2,200              46
   Dycom Industries*                  12,500             145
                                                    --------
                                                         322
                                                    --------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
CHEMICALS -- 1.4%
   Ashland                             5,200        $    200
   Cabot                               3,100             124
   Lubrizol                            4,700             149
                                                    --------
                                                         473
                                                    --------
COAL MINING -- 1.3%
   Arch Coal                           6,500             101
   Consol Energy                      13,000             279
   Massey Energy                       3,600              53
                                                    --------
                                                         433
                                                    --------
COMMERCIAL SERVICES -- 2.1%
   Cendant*                           12,400             159
   Convergys*                          4,300             119
   Deluxe                              9,000             311
   Quintiles Transnational*            6,600              96
                                                    --------
                                                         685
                                                    --------
COMMUNICATIONS EQUIPMENT -- 1.3%
   Commscope*                          6,800             122
   Comverse Technology*                3,600              74
   L-3 Communications Holdings*          700              61
   Scientific-Atlanta                 10,500             184
                                                    --------
                                                         441
                                                    --------
COMPUTERS & SERVICES -- 4.6%
   Autodesk                            4,500             144
   Checkfree*                          3,100              53
   Computer Sciences*                  2,700              90
   Diebold                             4,000             153
   Jabil Circuit*                      5,900             106
   Lexmark International*              1,500              67
   Mentor Graphics*                   12,000             165
   NCR*                                1,900              56
   Pixar*                              5,500             222
   Storage Technology*                 4,800              60
   Symbol Technologies                 4,700              49
   Unisys*                            20,800             180
   VeriSign*                           3,300             138
   Yahoo                               5,000              44
                                                    --------
                                                       1,527
                                                    --------
CONTAINERS & PACKAGING -- 2.6%
   Bemis                               6,100             243
   Packaging of America*              16,100             249
   Pactiv*                            24,400             353
                                                    --------
                                                         845
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          59

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
DATA PROCESSING -- 1.0%
   CSG Systems International           4,900        $    201
   Reynolds & Reynolds, Cl A           5,700             133
                                                    --------
                                                         334
                                                    --------
DRUGS -- 3.7%
   Allergan                            2,500             166
   Andrx Group*                        1,600             104
   Forest Laboratories*                1,900             137
   IVAX                                9,250             205
   King Pharmaceuticals*               5,666             237
   Medimmune*                          1,200              43
   Mylan Laboratories                 10,300             336
                                                    --------
                                                       1,228
                                                    --------
ELECTRICAL SERVICES -- 3.9%
   American Power Conversion*          4,700              55
   Black Hills                         2,500              76
   Calpine*                            6,400             146
   DTE Energy                          2,100              90
   Exelon                              1,700              76
   FirstEnergy                         9,500             342
   NRG Energy*                        15,800             256
   PPL                                 8,000             261
                                                    --------
                                                       1,302
                                                    --------
ELECTRONICS -- 1.6%
   Arrow Electronics*                 10,300             215
   AVX                                 3,100              50
   Mettler Toledo International*       2,900             122
   Sanmina*                            3,800              52
   Vishay Intertechnology*             5,750             106
                                                    --------
                                                         545
                                                    --------
ENTERTAINMENT -- 1.0%
   Brunswick                           7,100             117
   Galileo International               1,000              21
   International Game Technology*      4,900             208
                                                    --------
                                                         346
                                                    --------
FINANCIAL SERVICES -- 2.6%
   Bear Stearns                        3,415             171
   Countrywide Credit Industry        11,700             514
   Lehman Brothers Holdings            1,300              74
   Providian Financial                 4,600              92
                                                    --------
                                                         851
                                                    --------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 6.1%
   Constellation Brands, Cl A*         3,900        $    162
   McCormick                           2,000              92
   Pepsi Bottling Group               10,500             484
   Smithfield Foods*                  17,800             375
   Supervalu                          24,000             485
   Viad                               21,500             412
                                                    --------
                                                       2,010
                                                    --------
GAS/NATURAL GAS -- 2.2%
   Praxair                             2,100              88
   Sempra Energy                      25,224             624
                                                    --------
                                                         712
                                                    --------
HOTELS & LODGING -- 1.0%
   Harrah's Entertainment*             3,300              89
   MGM Mirage*                        10,000             225
                                                    --------
                                                         314
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 2.1%
   Fortune Brands                      8,600             288
   Maytag                              2,600              64
   Whirlpool                           6,000             332
                                                    --------
                                                         684
                                                    --------
INSURANCE -- 8.1%
   AMBAC Financial Group               2,600             142
   American Financial Group            2,500              56
   CNA Financial*                      5,900             160
   Fidelity National Financial         1,760              47
   MGIC Investment                     3,500             229
   Old Republic International         13,600             356
   Oxford Health Plans*               10,500             298
   PMI Group                           5,200             324
   Protective Life                    12,200             354
   Torchmark                           1,200              47
   Trigon Healthcare*                  2,200             144
   UnumProvident                      20,000             505
                                                    --------
                                                       2,662
                                                    --------
LEASING & RENTING -- 0.9%
   United Rentals*                    17,400             302
                                                    --------




--------------------------------------------------------------------------------
60          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
MACHINERY -- 2.4%
   Crane                               4,000        $     88
   Ingersoll-Rand                      1,200              40
   Johnson Controls                    5,500             359
   Pentair                             3,000              92
   PerkinElmer                         2,200              58
   Rockwell International             10,400             153
                                                    --------
                                                         790
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 5.4%
   Apogent Technologies*               6,000             143
   Barr Laboratories*                  1,000              79
   Beckman Coulter                     1,400              62
   Dentsply International              6,100             280
   Guidant*                            2,200              85
   Henry Schein*                       4,300             166
   McKesson                           11,200             423
   Resmed*                             1,200              61
   St. Jude Medical*                     900              62
   Techne*                             9,400             277
   Tenet Healthcare*                   2,500             149
                                                    --------
                                                       1,787
                                                    --------
METALS & MINING -- 0.3%
   Precision Castparts                 4,200              93
                                                    --------
MISCELLANEOUS MANUFACTURING -- 0.7%
   FMC*                                4,700             230
                                                    --------
OFFICE/BUSINESS EQUIPMENT -- 0.8%
   Pitney Bowes                        7,100             271
                                                    --------
PAINT & RELATED PRODUCTS -- 0.8%
   Sherwin-Williams                    7,300             162
   Valspar                             2,700              90
                                                    --------
                                                         252
                                                    --------

PETROLEUM & FUEL PRODUCTS -- 6.5%
   Amerada Hess                        3,500             222
   Apache                              2,000              86
   BJ Services*                       13,700             244
   Ensco International                 8,200             120
   Nabors Industries*                  2,600              54
   Occidental Petroleum               25,100             611
   Ocean Energy                        3,500              57
   Tidewater                          14,000             374
   USX-Marathon Group                    800              21
   Valero Energy                      10,500             369
                                                    --------
                                                       2,158
                                                    --------



--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 2.1%
   Apartment Investment &
     Management, Cl A                  2,700        $    123
   Hospitality Properties Trust        6,900             166
   Host Marriott                      26,400             186
   Public Storage                      6,500             217
                                                    --------
                                                         692
                                                    --------
RETAIL -- 6.2%
   Autonation*                        22,500             198
   Autozone*                           9,900             514
   Best Buy*                           2,400             109
   Brinker International*              6,100             144
   Circuit City Stores                 9,300             112
   Darden Restaurants                  6,400             168
   Dollar Tree Stores*                 2,400              45
   Federated Department Stores*       16,600             468
   May Department Stores               5,700             165
   Ross Stores                         4,100             120
                                                    --------
                                                       2,043
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   Advanced Micro Devices*            11,900              97
   Broadcom, Cl A*                     2,800              57
   International Rectifier*            6,000             163
   Kla-Tencor*                         3,100              98
   Microchip Technology*               4,400             118
   Nvidia*                             5,600             154
                                                    --------
                                                         687
                                                    --------
SOFTWARE -- 1.1%
   BMC Software*                       5,900              75
   Compuware*                         10,500              87
   Openwave Systems*                   4,200              54
   Retek*                              3,200              40
   Sybase*                            13,000             121
                                                    --------
                                                         377
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 1.3%
   Telephone & Data Systems            2,100             198
   US Cellular*                        4,800             238
   WorldCom - MCI Group*                   2              --
                                                    --------
                                                         436
                                                    --------
WHOLESALE -- 1.4%
   Tech Data*                         12,100             459
                                                    --------
Total Common Stock
   (Cost $31,974)                                     30,649
                                                    --------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          61

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS

Mid-Cap Fund (Concluded)

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANIES -- 2.2%
   Standard & Poor's Depositary
     Receipts, Trust Ser 1             7,000        $    731
                                                    --------
Total Other Investment Companies
   (Cost $744)                                           731
                                                    --------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A) (B)
     2.262%, 12/20/01               $    100              99
                                                    --------
Total U.S. Treasury Obligation
    (Cost $100)                                           99
                                                    --------

REPURCHASE AGREEMENT -- 4.7%
   JP Morgan Chase
     2.750%, dated 09/28/01, matures
     10/01/01, repurchase price
     $1,535,260 (collateralized by
     U.S. Treasury obligation,
     total market value: $1,565,606)   1,535           1,535
                                                    --------
Total Repurchase Agreement
   (Cost $1,535)                                       1,535
                                                    --------
Total Investments -- 100.1%
   (Cost $34,353)                                     33,014
                                                    --------
Other Assets & Liabilities-- (0.1)%                      (38)
                                                    --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 2,705,769 outstanding shares of
   beneficial interest                                37,324
Undistributed net investment income                       25
Accumulated net realized loss on investments          (3,039)
Net unrealized appreciation on futures                     5
Net unrealized depreciation on investments            (1,339)
                                                    --------
Total Net Assets-- 100.0%                           $ 32,976
                                                    ========

Net asset value, offering and redemption
   price per share-- Class A                          $12.19
                                                    ========


*Non-income producing security
(A) Security pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
Cl -- Class
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements



--------------------------------------------------------------------------------
62          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Capital Appreciation Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 83.0%
BANKS -- 5.9%
   Northern Trust                        9,000      $    472
   State Street                         10,000           455
                                                    --------
                                                         927
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 16.7%
   Clear Channel Communications*        11,000           437
   Comcast, Cl A*                       18,300           656
   COX Communications, Cl A*            13,000           543
   Liberty Media, Cl A*                 50,000           635
   Viacom, Cl B*                         9,910           342
                                                    --------
                                                       2,613
                                                    --------
COMMERCIAL SERVICES -- 5.5%
   Paychex                              17,000           536
   Robert Half International*           16,500           330
                                                    --------
                                                         866
                                                    --------
COMMUNICATIONS EQUIPMENT -- 3.2%
   Qualcomm*                            10,400           494
                                                    --------
COMPUTERS & SERVICES -- 2.4%
   VeriSign*                             9,000           377
                                                    --------
DATA PROCESSING -- 5.2%
   First Data                           13,900           810
                                                    --------
DRUGS -- 4.8%
   Allergan                              2,800           186
   Pfizer                               12,100           485
   Pharmacia                             2,000            81
                                                    --------
                                                         752
                                                    --------

FINANCIAL SERVICES -- 10.8%
   Charles Schwab                       25,000           288
   Concord EFS*                          9,600           470
   MBNA                                 15,000           454
   Moody's                              13,000           481
                                                    --------
                                                       1,693
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 3.0%
   Safeway*                             12,000           477
                                                    --------
HOTELS & LODGING -- 1.3%
   Marriott International, Cl A          6,000           200
                                                    --------



--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 10.7%
   RadioShack                           20,000      $    485
   Rite Aid*                            65,000           502
   Wal-Mart Stores                       6,900           341
   Walgreen                              9,700           334
                                                    --------
                                                       1,662
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.6%
   Applied Materials*                    6,900           196
   Intel                                17,500           358
                                                    --------
                                                         554
                                                    --------
SOFTWARE -- 2.9%
   Microsoft*                            8,750           448
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 1.7%
   Sprint-PCS Group*                     9,800           258
                                                    --------
TRUCKING -- 5.3%
   Expeditors International Washington   8,000           379
   United Parcel Service, Cl B           8,600           447
                                                    --------
                                                         826
                                                    --------
Total Common Stock
   (Cost $12,087)                                     12,957
                                                    --------

REPURCHASE AGREEMENTS -- 4.5%
   JP Morgan Chase
     3.250%, dated 09/28/01, matures
     10/01/01, repurchase price
     $340,277 (collateralized by
     FNMA obligation,
     total market value: $347,555)      $340             340
   Merrill Lynch
     2.550%, dated 09/28/01, matures
     10/01/01, repurchase price $355,133
     (collateralized by U.S. Treasury Bonds,
     total market value: $366,368)       355             355
                                                    --------
Total Repurchase Agreements
   (Cost $695)                                           695
                                                    --------
Total Investments -- 87.5%
   (Cost $12,782)                                   $ 13,652
                                                    ========


* Non-income producing security
Cl -- Class
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          63

STATEMENT OF NET ASSETS

Equity Income Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.1%
AEROSPACE & DEFENSE -- 1.7%
   Boeing                              3,600        $    121
   General Dynamics                    1,100              97
   Raytheon                            1,675              58
   United Technologies                 1,675              78
                                                    --------
                                                         354
                                                    --------
AUTOMOTIVE -- 1.6%
   Delphi Automotive Systems           6,175              72
   Ford Motor                          7,425             129
   General Motors                      2,228              96
   TRW                                 1,175              35
                                                    --------
                                                         332
                                                    --------
BANKS -- 11.3%
   Bank of America                     7,825             457
   Bank of New York                    3,575             125
   Bank One                            3,752             118
   Comerica                              650              36
   Fifth Third Bancorp                 2,362             145
   FleetBoston Financial               4,200             154
   JP Morgan Chase                     7,300             249
   Mellon Financial                    4,450             144
   US Bancorp                          1,925              43
   Wachovia                            4,800             149
   Washington Mutual                   9,850             379
   Wells Fargo                         8,200             365
                                                    --------
                                                       2,364
                                                    --------
BEAUTY PRODUCTS -- 1.4%
   Procter & Gamble                    3,950             287
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   Knight Ridder                       1,800             100
   McGraw-Hill                         2,175             127
                                                    --------
                                                         227
                                                    --------
BUILDING & CONSTRUCTION -- 0.2%
   Masco                               1,950              40
                                                    --------
CHEMICALS -- 2.4%
   Ashland                             2,150              83
   Dow Chemical                        3,950             129
   E.I. du Pont de Nemours             5,081             191
   Engelhard                           2,550              59
   Rohm & Haas                         1,175              38
                                                    --------
                                                         500
                                                    --------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.0%
   Motorola                           13,575        $    212
                                                    --------
COMPUTERS & SERVICES -- 4.2%
   Apple Computer*                     4,800              75
   Autodesk                            1,400              45
   Compaq Computer                    14,050             117
   Electronic Data Systems             2,925             168
   Hewlett-Packard                     9,200             148
   International Business Machines     3,500             323
                                                    --------
                                                         876
                                                    --------
DRUGS -- 1.3%
   American Home Products              1,250              73
   Merck                               1,300              87
   Pharmacia                           2,699             109
                                                    --------
                                                         269
                                                    --------
ELECTRICAL SERVICES -- 3.2%
   Ameren                              3,525             135
   Constellation Energy Group          5,875             142
   Duke Energy                         3,075             116
   Mirant*                             1,151              25
   Southern                            2,875              69
   TXU                                 4,025             187
                                                    --------
                                                         674
                                                    --------
ENTERTAINMENT -- 1.5%
   Carnival                            1,075              23
   Mattel                              8,550             134
   Walt Disney                         8,375             156
                                                    --------
                                                         313
                                                    --------
FINANCIAL SERVICES -- 9.8%
   Bear Stearns                        2,325             116
   Citigroup                          21,234             860
   Fannie Mae                          4,975             398
   Household International             4,725             267
   Merrill Lynch                       3,200             130
   Morgan Stanley Dean Witter          5,025             233
   T. Rowe Price Group                 1,225              36
                                                    --------
                                                       2,040
                                                    --------



--------------------------------------------------------------------------------
64          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 5.2%
   Albertson's                         2,935        $     94
   Coca-Cola                           1,725              81
   Conagra Foods                       3,250              73
   Hershey Foods                       1,300              85
   PepsiCo                             2,525             122
   Philip Morris                       9,950             480
   Supervalu                           3,975              80
   Unilever                            1,325              72
                                                    --------
                                                       1,087
                                                    --------
GAS/NATURAL GAS -- 1.9%
   El Paso                             3,300             137
   Enron                               3,325              90
   Sempra Energy                       5,700             141
   Williams                            1,200              33
                                                    --------
                                                         401
                                                    --------
GOLD -- 0.3%
   Barrick Gold                        3,550              62
                                                    --------
HAND/MACHINE TOOLS -- 0.3%
   Illinois Tool Works                 1,300              70
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   General Electric                    3,725             139
   Whirlpool                           1,500              83
                                                    --------
                                                         222
                                                    --------
INSURANCE -- 4.1%
   American International Group        2,667             208
   Hartford Financial Services Group   2,175             128
   Jefferson-Pilot                     1,880              84
   Marsh & McLennan                      475              46
   MBIA                                4,450             222
   St. Paul                            3,975             164
                                                    --------
                                                         852
                                                    --------
LEASING & RENTING -- 0.2%
   Ryder System                        2,100              42
                                                    --------
MACHINERY -- 0.8%
   Emerson Electric                    2,250             106
   Ingersoll-Rand                      1,900              64
                                                    --------
                                                         170
                                                    --------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 1.6%
   Baxter International                6,175        $    340
                                                    --------
METALS & MINING -- 1.4%
   Alcan                               1,925              58
   Alcoa                               6,025             187
   Worthington Industries              3,875              43
                                                    --------
                                                         288
                                                    --------
MISCELLANEOUS MANUFACTURING -- 0.5%
   Honeywell International             2,450              65
   Tyco International                    848              38
                                                    --------
                                                         103
                                                    --------
OFFICE/BUSINESS EQUIPMENT -- 1.2%
   Minnesota Mining & Manufacturing    2,500             246
                                                    --------
PAPER & PAPER PRODUCTS -- 1.9%
   International Paper                 1,000              35
   Kimberly-Clark                      1,700             105
   Weyerhaeuser                        2,975             145
   Willamette Industries               2,500             113
                                                    --------
                                                         398
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 10.8%
   Baker Hughes                        3,675             106
   Burlington Resources                1,650              56
   Chevron                             3,075             261
   Conoco, Cl B                        3,453              87
   Exxon Mobil                        24,700             973
   Halliburton                         3,725              84
   Phillips Petroleum                  1,475              80
   Royal Dutch Petroleum, NY Shares    5,825             293
   Schlumberger                        2,300             105
   Texaco                              2,300             150
   Unocal                              2,175              71
                                                    --------
                                                       2,266
                                                    --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak                       1,895              62
                                                    --------
RAILROADS -- 0.3%
   Burlington Northern Santa Fe        2,175              58
                                                    --------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          65

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS

Equity Income Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%
   Apartment Investment & Management,
     Cl A                              2,725        $    123
   Kimco Realty                        3,150             153
   Post Properties                     3,464             129
   Simon Property Group                6,350             171
                                                    --------
                                                         576
                                                    --------
RETAIL -- 3.4%
   JC Penney                           9,600             210
   May Department Stores               3,450             100
   McDonald's                          4,400             119
   Sears Roebuck                       2,325              81
   Target                              6,275             199
                                                    --------
                                                         709
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.8%
   Texas Instruments                   6,400             160
                                                    --------
SOFTWARE -- 0.4%
   Computer Associates International   3,075              79
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 10.8%
   Alltel                              2,200             127
   AT&T                               14,462             279
   AT&T Wireless Services*             4,668              70
   BellSouth                           6,325             263
   Lucent Technologies                15,225              87
   Qwest Communications International  6,528             109
   SBC Communications                 10,124             477
   Sprint-FON Group                    3,975              95
   Verizon Communications             13,909             753
                                                    --------
                                                       2,260
                                                    --------
WHOLESALE -- 0.4%
   W.W. Grainger                       2,025              79
                                                    --------
Total Common Stock
   (Cost $15,982)                                     19,018
                                                    --------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.0%
   JP Morgan Chase
     3.250%, dated 09/28/01, matures
     10/01/01, repurchase price
     $2,714,641 (collateralized by
     FNMA obligations,
     total market value: $2,768,747)  $2,714        $  2,714
                                                    --------
Total Repurchase Agreement
   (Cost $2,714)                                       2,714
                                                    --------
Total Investments -- 104.1%
   (Cost $18,696)                                     21,732
                                                    --------
Other Assets and Liabilities, Net -- (4.1)%             (856)
                                                    --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,362,165 outstanding shares of
   beneficial interest                                17,958
Undistributed net investment income                       91
Accumulated net realized loss on investments            (209)
Net unrealized appreciation on investments             3,036
                                                    --------
Total Net Assets -- 100.0%                          $ 20,876
                                                    ========

Net asset value, offering and redemption
   price per share -- Class A                          $6.21
                                                    ========


*Non-income producing security
Cl -- Class
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
66          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Balanced Fund

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 4.1%
   U.S. Treasury Note
        4.625%, 05/15/06                $500        $    518
   U.S. Treasury Bond
        6.250%, 05/15/30                 250             278
                                                    --------
Total U.S. Treasury Obligations
   (Cost $795)                                           796
                                                    --------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATION -- 0.2%
   FHLMC
        8.000%, 12/01/02                  31              31
                                                    --------
Total U.S. Government Mortgage-Backed Obligation
   (Cost $31)                                             31
                                                    --------

CORPORATE OBLIGATIONS -- 35.5%
AUTOMOTIVE -- 2.6%
   Daimler-Chrysler
        6.400%, 05/15/06                 500             506
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.4%
   AOL Time Warner
        6.125%, 04/15/06                 250             258
   Viacom
        6.400%, 01/30/06                 200             209
                                                    --------
                                                         467
                                                    --------
FINANCIAL SERVICES -- 14.7%
   Bear Stearns
        6.500%, 05/01/06                 200             207
   Citigroup
        5.500%, 08/09/06                 500             513
   Ford Motor Credit
        6.125%, 04/28/03                 280             287
   General Motors Acceptance
        6.750%, 01/15/06                  50              51
        6.125%, 09/15/06                 690             690
   Morgan Stanley Dean Witter, Ser C MTN
        7.375%, 04/15/03                 350             368
   Paine Webber Group, Ser C MTN
        6.020%, 04/22/02                 400             408
   PDVSA Finance
        8.750%, 02/15/04                 314             324
                                                    --------
                                                       2,848
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 3.3%
   Repsol International Finance BV
        7.450%, 07/15/05                 600             647
                                                    --------

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 12.5%
   British Telecommunications PLC (B)
        7.625%, 12/15/05                $500         $   541
   France Telecom (A) (B)
        7.200%, 03/01/06                 400             423
   Sprint Capital
        6.125%, 11/15/08                 400             389
   Telefonica Europe BV
        7.350%, 09/15/05                 520             558
   WorldCom
        7.500%, 05/15/11                 500             510
                                                    --------
                                                       2,421
                                                    --------
Total Corporate Obligations
   (Cost $6,625)                                       6,889
                                                    --------

COMMON STOCK -- 58.9%
AEROSPACE & DEFENSE -- 0.8%
   Lockheed Martin                     3,600             158
                                                    --------
AUTOMOTIVE -- 0.5%
   Harley-Davidson                     2,500             101
                                                    --------
BANKS -- 1.0%
   Wells Fargo                         4,500             200
                                                    --------
BEAUTY PRODUCTS -- 0.5%
   Colgate-Palmolive                   1,600              93
                                                    --------
BIOTECHNOLOGY -- 2.0%
   Amgen*                              2,200             129
   Idec Pharmaceuticals*               3,500             174
   Protein Design Labs*                2,000              94
                                                    --------
                                                         397
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.5%
   McGraw-Hill                         8,000             466
   Viacom, Cl B*                       6,189             213
                                                    --------
                                                         679
                                                    --------
COMMERCIAL SERVICES -- 1.0%
   Jacobs Engineering Group*           1,500              94
   Paychex                             3,400             107
                                                    --------
                                                         201
                                                    --------
COMMUNICATIONS EQUIPMENT -- 0.5%
   Qualcomm*                           2,100             100
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          67

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS

Balanced Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 3.9%
   Dell Computer*                      3,200        $     59
   International Business Machines     3,000             277
   VeriSign*                          10,000             419
                                                    --------
                                                         755
                                                    --------
DATA PROCESSING -- 0.5%
   First Data                          1,500              87
                                                    --------
DRUGS -- 8.1%
   Allergan                            2,100             139
   American Home Products              5,200             303
   Elan ADR*                           2,300             112
   Eli Lilly                           1,100              89
   Pfizer                             23,025             923
                                                    --------
                                                       1,566
                                                    --------
FINANCIAL SERVICES -- 4.1%
   Concord EFS*                        5,700             279
   Fannie Mae                          1,200              96
   Freddie Mac                         2,100             136
   Goldman Sachs Group                 1,500             107
   Lehman Brothers Holdings            1,100              63
   USA Education                       1,300             108
                                                    --------
                                                         789
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Kraft Foods, Cl A*                  3,200             110
   PepsiCo                             3,300             160
   Philip Morris                       2,300             111
                                                    --------
                                                         381
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 4.7%
   General Electric                   24,300             904
                                                    --------
INSURANCE -- 1.3%
   American International Group        2,300             180
   UnitedHealth Group                  1,100              73
                                                    --------
                                                         253
                                                    --------
MACHINERY -- 1.2%
   Caterpillar                         5,000             224
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 7.5%
   Baxter International                4,000             220
   Cardinal Health                     2,300             170
   ImClone Systems*                    3,300             187
   Johnson & Johnson                   8,700             482
   Medtronic                           6,600             287
   Quest Diagnostics*                  1,800             111
                                                    --------
                                                       1,457
                                                    --------



--------------------------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 4.5%
   Home Depot                          8,200        $    315
   Kohl's*                             2,000              96
   Lowe's                              6,100             193
   Wal-Mart Stores                     5,300             262
                                                    --------
                                                         866
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.8%
   Applied Materials*                  5,300             151
   Intel                              16,100             329
   QLogic*                             6,400             122
   Texas Instruments                  13,100             327
                                                    --------
                                                         929
                                                    --------
SOFTWARE -- 2.9%
   Microsoft*                         11,100             568
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 1.8%
   Sprint-PCS Group*                  13,100             344
                                                    --------
WHOLESALE -- 1.8%
   Costco Wholesale*                   3,400             121
   W.W. Grainger                       6,000             233
                                                    --------
                                                         354
                                                    --------
Total Common Stock
   (Cost $10,208)                                     11,406
                                                    --------

REPURCHASE AGREEMENT -- 1.6%
   Merrill Lynch
     2.550%, dated 09/28/01, matures
     10/01/01, repurchase price $312,714
     (collateralized by U.S. Treasury Bonds,
     total market value: $322,607)      $313             313
                                                    --------
Total Repurchase Agreement
   (Cost $313)                                           313
                                                    --------
Total Investments -- 100.3%
   (Cost $17,972)                                    $19,435
                                                    ========



*   Non-income producing security
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bond -- The rate reflected on the Schedule of Investments is the effective yield on September 30, 2001. The coupon on a step bond changes on a specific date.
ADR -- American Depository Receipt
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
68          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Core Fixed Income Fund

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.7%
   U.S. Treasury Bonds
       11.875%, 11/15/03             $   410      $      485
        9.875%, 11/15/15              75,080         110,274
        9.250%, 02/15/16             148,480         208,672
        8.500%, 02/15/20               1,000           1,360
        6.250%, 05/15/30               1,630           1,814
        6.125%, 08/15/29              25,785          28,095
        5.250%, 11/15/28              87,145          84,074
   U.S. Treasury Bonds (E)
        3.875%, 04/15/29              41,268          44,311
        3.625%, 01/15/08              26,090          27,069
        3.625%, 04/15/28              50,486          51,842
   U.S. Treasury Notes
        5.625%, 05/15/08               2,240           2,410
        5.000%, 02/15/11              16,060          16,512
        5.000%, 08/15/11               2,210           2,284
   U.S. Treasury STRIPS
        6.309%, 11/15/21              33,805          10,149
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $541,970)                                   589,351
                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.3%
   FFCB Discount Note (G)
        2.760%, 10/16/01              24,000          23,970
   FHLB Discount Note (G)
        2.230%, 10/19/01              68,000          67,911
   FHLMC
        6.625%, 09/15/09              70,200          77,220
        5.875%, 03/21/11               1,970           2,024
        5.500%, 07/15/06              52,135          52,662
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21               3,095           3,193
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21               5,891           6,076
   FHLMC Discount Note, Ser RB
        2.700%, 11/06/01              45,000          44,887
   FHLMC Discount Note, Ser RB
        2.500%, 11//01                40,000          39,850
   FHLMC REMIC, Ser 1, Cl Z
        9.300%, 04/15/19               1,182           1,236


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC REMIC, Ser 1005, Cl D
        6.500%, 10/15/05             $   269     $       271
   FHMLC Discount Note, Ser RB (G)
        4.240%, 02/28/02              50,000          49,498
   FHMLC Discount Note, Ser RB (G)
        3.512%, 01/03/02              50,000          49,687
   FNMA
        6.250%, 02/01/11               6,600           6,938
        5.750%, 02/15/08                 700             738
        5.500%, 02/15/06               2,500           2,630
   FNMA CMO, Ser 1990-58, Cl J
        7.000%, 05/25/20               3,415           3,529
   FNMA CMO, Ser 1997-5, Cl VG
        7.050%, 06/25/04               2,474           2,514
   FNMA CMO, Ser 45, Cl K
        7.000%, 09/25/21               1,651           1,706
   FNMA CMO, Ser 69, Cl Z
        6.000%, 01/25/22               1,991           2,018
   FNMA CMO, Ser 86, Cl Z
        6.500%, 07/25/21               1,503           1,525
   FNMA CMO, Discount Note, Ser 9,
     Cl C (G)
        3.460%, 08/25/23                  16              16
   FNMA Discount Note, Ser BB (G)
        3.750%, 11/29/01              50,000          49,787
   FNMA Discount Note, Ser BB (G)
        3.520%, 01/31/02              50,000          49,562
   FNMA Discount Note, Ser BB (G)
        3.430%, 02/21/02               6,800           6,732
   FNMA REMIC, Ser 1990-106, Cl J
        8.500%, 09/25/20                 299             317
   FNMA REMIC, Ser 1991-156, Cl A
        7.500%, 10/25/21               1,391           1,432
   FNMA REMIC, Ser 93, Cl G
        5.500%, 08/25/20               1,479           1,479
   FNMA, Ser 30, Cl Z
        7.000%, 06/25/22               2,474           2,589
   TVA
        7.125%, 05/01/30               4,950           5,510
   TVA Discount Note (G)
        2.530%, 11/07/01              50,000          49,875
   TVA, Ser G
        5.375%, 11/13/08               2,840           2,926
                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $601,699)                                   610,308
                                                  ----------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          69

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 37.5%
   FHLMC
        9.000%, 12/01/05             $    60     $        64
        8.000%, 01/01/25 to
          08/01/26 (C)                 2,817           2,993
        7.500%, 06/01/10 to 12/01/30  11,530          12,012
        7.000%, 02/01/09 to 06/01/31  11,135          11,598
        6.500%, 08/01/08 to 06/01/31  91,683          93,666
        6.000%, 12/01/12 to
          06/01/31 (C)                45,480          46,333
        5.500%, 02/01/13 to 05/01/16  25,222          25,465
   FHLMC TBA
        7.000%, 10/01/31              13,800          14,283
        6.500%, 10/01/31              67,000          68,214
   FNMA
        9.000%, 07/01/07                  33              34
        8.500%, 09/01/13                  85              92
        8.000%, 06/01/12 to 12/01/29   8,091           8,488
        7.500%, 10/01/28                 623             656
        7.000%, 09/01/07 to 10/31/31  15,477          16,107
        6.500%, 02/01/12 to 10/01/31  98,591         101,038
        6.000%, 02/01/13 to 10/01/31 174,090         174,882
        5.500%, 09/01/13 to 09/01/16  46,145          46,505
   FNMA TBA
        7.500%, 10/01/31               8,600           8,933
        6.500%, 10/18/16 to 11/15/31 113,900         116,126
        6.000%, 10/18/16 to 10/15/31  10,000           9,971
   GNMA
        9.500%, 01/15/19                 247             274
        8.500%, 11/15/20 to 12/15/21     266             288
        8.000%, 05/15/25 to 04/15/30   3,035           3,203
        7.500%, 09/15/06 to 10/15/30  39,830          41,644
        7.000%, 08/15/13 to 08/15/29  52,386          54,460
        6.500%, 07/15/14 to 01/15/30  87,744          90,146
        6.000%, 03/15/14 to 06/15/29  35,019          35,722
        5.500%, 04/15/14 to 07/15/14   4,501           4,574
   GNMA TBA
        8.000%, 10/01/31              14,300          15,011
        7.500%, 10/01/31              55,500          57,841
        7.000%, 10/01/31              59,600          61,686
        6.500%, 09/15/31 to 10/01/31 180,700         184,541
        6.000%, 10/01/31              10,900          10,924
                                                  ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,280,252)                               1,317,774
                                                  ----------



--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 25.7%
AEROSPACE & DEFENSE -- 0.7%
   Boeing
        7.875%, 04/15/43             $ 5,000      $    5,119
   British Aerospace Financial (B)
        7.500%, 07/01/27               6,500           6,565
   Lockheed Martin
        8.500%, 12/01/29               6,420           7,375
   Northrop-Grumman
        9.375%, 10/15/24               3,717           4,014
                                                  ----------
                                                      23,073
                                                  ----------
AIR TRANSPORTATION -- 1.5%
   America West Airlines, Ser 1999-1
        7.930%, 01/02/19              11,394          11,552
   American Airlines, Ser 94, Cl A4
        9.780%, 11/26/11               3,770           3,861
   Atlas Air, Ser 00-1
        8.707%, 01/02/19               4,311           4,542
   Continental Airlines, Ser 00-2
        8.312%, 04/02/11               3,700           3,534
   Continental Airlines, Ser 97, Cl I
        7.420%, 04/01/07               1,183           1,174
   Continental Airlines, Ser 974, Cl C
        6.800%, 07/02/07               8,658           8,182
   Continental Airlines, Ser 99-2
        7.730%, 03/15/11               2,794           2,528
   Federal Express, Ser 98-1, Cl B
        6.845%, 01/15/19               1,359           1,284
   Federal Express, Ser A3
        8.400%, 03/23/10                 600             630
   Northwest Airlines, Ser 99-1, Cl C
        8.130%, 02/01/14               2,328           2,137
   Northwest Air Lines, Ser 993, Cl C
        9.152%, 04/01/10               1,919           1,918
   United Air Lines, Ser 00, Cl 2
        7.811%, 10/01/09               1,000             985
   United Air Lines, Ser 96-A, Cl 1
        7.270%, 01/30/13               3,952           3,559
   United Air Lines, Ser A-3
        8.390%, 01/21/11               1,584           1,441
   US Airways Pass-Thru Trust Ser 98-1
        7.350%, 01/30/18               1,918           1,704
   US Airways, Cl B
        7.500%, 04/15/08               2,787           2,532
                                                  ----------
                                                      51,563
                                                  ----------





--------------------------------------------------------------------------------
70          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.4%
   DaimlerChrysler
        8.000%, 06/15/10             $ 1,700       $   1,802
   Ford Motor
        9.215%, 09/15/21               1,000           1,123
        7.700%, 05/15/97               4,200           3,927
        7.450%, 07/16/31               1,460           1,374
   General Motors Acceptance (F)
        7.150%, 06/15/15              10,000           3,725
   Visteon
        8.250%, 08/01/10               3,230           3,456
                                                  ----------
                                                      15,407
                                                  ----------
BANKS -- 3.2%
   Allfirst Financial
        7.200%, 07/01/07               8,175           8,839
   AmSouth Bancorp
        6.750%, 11/01/25               2,800           2,933
   Andina de Fomento
        8.875%, 06/01/05               5,700           6,348
   Banco Santander-Chile MBIA
        6.500%, 11/01/05               4,225           4,357
   Bank of America
       10.200%, 07/15/15               7,440           9,849
        7.500%, 09/15/06                 100             110
        7.400%, 01/15/11               2,525           2,756
   Bank of Hawaii
        6.875%, 03/01/09               1,000             981
   Bank of Montreal-Chicago
        6.100%, 09/15/05               2,230           2,322
   Bank of Oklahoma
        7.125%, 08/15/07              11,500          11,759
   Bankers Trust
        7.500%, 11/15/15               1,000           1,090
   Compass Bank
        6.450%, 05/01/09               4,400           4,334
   Dresdner Bank-New York
        7.250%, 09/15/15               2,700           2,906
   First National Bank of Omaha
        7.320%, 12/01/10               5,225           5,238
   First Union Capital, Ser A
        7.935%, 01/15/27                 950             931
   HSBC Bank
        6.950%, 03/15/11               3,700           3,880
   Key Bank
        7.125%, 08/15/06               1,000           1,072
   Keycorp
        6.750%, 03/15/06               6,100           6,413
   National Bank of Hungary
        8.875%, 11/01/13               1,550           1,928
   Royal Bank of Scotland Group PLC, Ser 2
        8.817%, 03/31/49               6,500           7,207


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Santander Financial Issuances
        7.750%, 05/15/05             $ 3,810       $   4,148
        7.250%, 11/01/15               3,600           3,794
   Swiss Bank - New York
        7.000%, 10/15/15               1,700           1,836
   Union Planters
        7.750%, 03/01/11               4,000           4,312
   US Bank
        8.350%, 11/01/04               1,000           1,110
   US Bank
        6.375%, 08/01/11                 890             920
   Washington Mutual Bank
        7.500%, 08/15/06               1,500           1,654
        6.875%, 06/15/11               2,100           2,203
   Westdeutsche Landesbank NY
        6.050%, 01/15/09               6,750           6,885
                                                  ----------
                                                     112,115
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.3%
   Comcast
        8.875%, 04/01/07               7,765           8,474
   Comcast Cable Communications
        6.875%, 06/15/09                 700             714
        6.750%, 01/30/11               9,000           9,039
   Continental Cablevision
        9.500%, 08/01/13               9,195          10,390
        9.000%, 09/01/08               1,400           1,619
   COX Communications
        7.875%, 08/15/09                 750             803
   Qwest Capital Funding
        7.250%, 02/15/11               7,800           7,874
   Sprint Capital
        7.625%, 01/30/11               3,125           3,305
   TCI Communications
        7.875%, 02/15/26               4,200           4,237
                                                  ----------
                                                      46,455
                                                  ----------
CHEMICALS -- 0.2%
   Dow Chemical
        7.375%, 11/01/29               3,240           3,394
   Rohm & Haas
        7.850%, 07/15/29               3,060           3,236
                                                  ----------
                                                       6,630
                                                  ----------
COMPUTERS & SERVICES -- 0.3%
   Electronic Data Systems
        7.450%, 10/15/29               5,000           5,088
   International Business Machines
        7.125%, 12/01/96               1,000             974
        7.000%, 10/30/45               5,550           5,397
                                                  ----------
                                                      11,459
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          71

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 0.3%
   Norsk Hydro A/S
        9.000%, 04/15/12             $ 1,725      $    2,068
   Toll Road Investment Part II (B) (F)
        6.635%, 02/15/06              10,300           8,105
                                                  ----------
                                                      10,173
                                                  ----------
DRUGS -- 0.2%
   Bristol-Myers Squibb
        5.750%, 10/01/11               4,600           4,681
   Bristol-Myers Squibb
        4.750%, 10/01/06               3,770           3,792
                                                  ----------
                                                       8,473
                                                  ----------
ELECTRICAL SERVICES -- 2.8%
   Amerenenergy Generating, Ser C
        7.750%, 11/01/05               5,000           5,357
   Arizona Public Services
        8.000%, 12/30/15               4,500           4,787
   CE Generation LLC
        7.416%, 12/15/18               4,791           4,889
   Commonwealth Edison, Ser 75
        9.875%, 06/15/20               1,350           1,547
   Conectiv, Ser A MTN
        6.730%, 06/01/06               8,050           8,375
   Dominion Fiber Ventures (B)
        7.050%, 03/15/05               3,500           3,646
   Edison Mission Energy
        9.875%, 04/15/11               5,150           5,181
        7.730%, 06/15/09                 500             451
   Exelon
        6.750%, 05/01/11               2,000           2,060
   FPL Group Capital
        7.375%, 06/01/09               5,000           5,419
   Hydro-Quebec, Ser FU
       11.750%, 02/01/12               1,300           1,883
   Hydro-Quebec, Ser GW
        9.750%, 01/15/18               3,850           4,144
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30               1,930           2,603
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22               2,470           2,927
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               3,060           3,192
   Jersey Central Power & Light
        6.375%, 05/01/03               2,441           2,515
   Korea Electric Power
        7.750%, 04/01/13               4,052           4,270
        6.750%, 08/01/27               1,075           1,131
   Midwest Generation, Ser A
        8.300%, 07/02/09               3,000           3,010


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Nisource Finance
        7.625%, 11/15/05             $ 2,200     $     2,395
   NRG Energy
        7.500%, 06/15/07               3,350           3,547
   NRG Energy (B)
        7.625%, 02/01/06               5,750           6,124
   PSEG Energy Holdings (B)
        8.500%, 06/15/11               3,575           3,710
   PSI Energy
        7.850%, 10/15/07               6,300           6,639
   System Energy Resources
        7.430%, 01/15/11               3,772           3,985
   Utilicorp United
        7.000%, 07/15/04               3,250           3,400
                                                  ----------
                                                      97,187
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.5%
   Waste Management
        7.375%, 08/01/10               3,000           3,147
        7.125%, 12/15/17               9,980           9,593
        7.100%, 08/01/26               3,000           3,128
                                                  ----------
                                                      15,868
                                                  ----------
FINANCIAL SERVICES -- 4.2%
   Associates (A)
        3.680%, 05/17/02              14,000          14,021
   Bear Stearns
        7.800%, 08/15/07               2,800           3,066
        6.250%, 07/15/05                 960           1,001
   CIT Group, Ser B
        6.875%, 02/16/05              10,655          11,182
   CIT Holdings, Ser A
        7.125%, 12/17/03               4,110           4,357
   Donaldson, Lufkin & Jenrette
        6.875%, 11/01/05               1,500           1,603
   Dryden Investor Trust (B)
        7.157%, 07/23/08               8,465           8,812
   Finova Group
        7.500%, 11/15/09                 330             129
   Ford Motor Credit
        7.875%, 06/15/10               4,500           4,747
        7.600%, 08/01/05               6,000           6,369
        7.375%, 02/01/11               3,180           3,248
        6.875%, 02/01/06               6,500           6,693
   Ford Motor Credit MTN
        9.140%, 12/30/14               1,000           1,111
   General Motors Acceptance
        7.250%, 03/02/11               6,580           6,654
        6.750%, 01/15/06                 760             782
        6.125%, 09/15/06               1,060           1,059



--------------------------------------------------------------------------------
72          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Goldman Sachs Group
        6.875%, 01/15/11             $ 8,200     $     8,449
   Heller Financial, Cl I MTN
        7.125%, 09/28/04               1,200           1,311
   Household Finance
        8.000%, 05/09/05               5,000           5,462
   Household Netherlands BV
        6.200%, 12/01/03               4,450           4,628
   John Deere Capital
        6.000%, 02/15/09               3,100           3,065
   JP Morgan Capital Trust II
        7.950%, 02/01/27                 700             727
   JP Morgan, Ser A MTN
        6.000%, 01/15/09               1,790           1,808
   Lehman Brothers Holdings
        8.750%, 03/15/05               1,545           1,725
        8.500%, 05/01/07               1,000           1,120
        8.250%, 06/15/07               1,500           1,663
   Lehman Brothers Holdings,
     Ser F MTN
        7.500%, 09/01/06               3,025           3,233
   Merrill Lynch
        7.430%, 09/01/22               1,703           1,674
        6.875%, 11/15/18               5,200           5,167
   PaineWebber Group
        6.750%, 02/01/06                 750             803
        6.500%, 11/01/05               2,775           2,945
   PaineWebber Group, Ser C MTN
        7.390%, 10/16/17               5,405           5,608
        7.115%, 01/27/04               2,000           2,140
   Principal Financial Group (B)
        8.200%, 08/15/09               9,345          10,300
   Secured Finance MTN
        9.050%, 12/15/04               3,000           3,371
   Toyota Motor Credit
        5.500%, 12/15/08                 120             120
   Washington Mutual Capital
        8.375%, 06/01/27               1,100           1,130
   Washington Mutual Financial
        8.250%, 06/15/05               4,700           5,229
   Wharf Capital International
        8.875%, 11/01/04                 975           1,079
   Wharf International Finance
        7.625%, 03/13/07               1,300           1,375
                                                  ----------
                                                     148,966
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Diageo Capital PLC
        6.625%, 06/24/04               3,000           3,199
   Earthgrains
        8.500%, 08/01/05               4,300           4,612
   Kellogg, Ser B
        6.600%, 04/01/11               8,675           8,990


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Nabisco
        7.550%, 06/15/15             $ 5,850     $     6,201
   Nabisco (A)
        6.375%, 02/01/05               5,000           5,131
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29               4,120           4,254
   Philip Morris
        7.750%, 01/15/27              10,110          10,211
   Philip Morris Capital
        7.500%, 07/16/09               1,750           1,883
   RJ Reynolds Tobacco Holdings, Ser B
        7.875%, 05/15/09               4,810           4,990
        7.750%, 05/15/06               7,230           7,619
                                                  ----------
                                                      57,090
                                                  ----------
GAS/NATURAL GAS -- 0.6%
   CMS Panhandle Holding Pipeline
        7.000%, 07/15/29               2,300           1,987
   Dynegy
        7.450%, 07/15/06               7,150           7,640
   Oneok
        7.750%, 08/15/06               1,000           1,105
        7.125%, 04/15/11               2,450           2,571
   Williams
        7.875%, 09/01/21               1,625           1,647
        6.125%, 02/15/02               1,530           1,540
   Yosemite Security Trust I (B)
        8.250%, 11/15/04               4,500           4,754
                                                  ----------
                                                      21,244
                                                  ----------
HOTELS & LODGING -- 0.1%
   Park Place Entertainment (B)
        7.500%, 09/01/09               5,300           4,870
                                                  ----------
HOUSEHOLD PRODUCTS -- 0.1%
   Black & Decker (B)
        7.125%, 06/01/11               1,900           1,972
                                                  ----------
INSURANCE -- 1.7%
   Allstate
        7.500%, 06/15/13               1,000           1,091
   American General
        7.125%, 02/15/04               3,000           3,199
   AON
        8.650%, 05/15/05               1,675           1,872
   Associated P&C Holdings
        6.750%, 07/15/03              10,205          10,549
   AXA Financial
        9.000%, 12/15/04               4,250           4,765
   Conseco
        8.750%, 02/09/04               7,189           6,003
   Health Care Services (B)
        7.750%, 06/15/11               5,000           5,056




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          73

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lincoln National
        9.125%, 10/01/24             $ 4,200     $     4,651
   Loew's
        7.625%, 06/01/23               2,550           2,432
        7.000%, 10/15/23                 850             757
   Protective Life (B)
        5.875%, 08/15/06               1,500           1,524
   United Healthcare Group
        6.600%, 12/01/03               6,885           7,217
   USF&G
        7.125%, 06/01/05               1,000           1,061
   Zurich Capital Trust I (B)
        8.376%, 06/01/37               8,700           8,733
                                                  ----------
                                                      58,910
                                                  ----------
MULTI-MEDIA -- 0.7%
   News America
        7.300%, 04/30/28               3,920           3,514
        6.750%, 01/09/38               1,120           1,123
   News America Holdings
       10.125%, 10/15/12               5,685           6,204
        8.150%, 10/17/36               5,500           5,321
   Time Warner Entertainment
        8.375%, 03/15/23               2,000           2,150
   Walt Disney MTN
        5.620%, 12/01/08               7,280           7,016
                                                  ----------
                                                      25,328
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 0.2%
   Pittney Bowes Credit
        5.750%, 08/15/08               8,600           8,639
                                                  ----------
PAPER & PAPER PRODUCTS -- 0.6%
   Federal Paper Board
        8.875%, 07/01/12               1,700           1,906
   Georgia-Pacific
        9.875%, 11/01/21               4,975           5,018
        9.500%, 12/01/11               1,500           1,650
   International Paper
        8.125%, 07/08/05               2,000           2,178
   Pactiv
        8.000%, 04/15/07               3,000           3,225
        7.950%, 12/15/25                 825             816
   Westvaco
        8.400%, 06/01/07               4,300           4,746
   Weyerhaeuser
        7.250%, 07/01/13               1,875           1,964
                                                  ----------
                                                      21,503
                                                  ----------


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 0.5%
   Coastal
        6.950%, 06/01/28             $ 6,750     $     5,881
   Vastar Resources
        6.500%, 04/01/09               6,900           7,219
   YPF Sociedad Anonima, Ser A MTN
        7.750%, 08/27/07               5,000           5,000
                                                  ----------
                                                      18,100
                                                  ----------
RAILROADS -- 0.2%
   Consolidated Rail
        7.875%, 05/15/43                 670             684
   CSX
        7.950%, 05/01/27                 600             645
   Union Pacific
        7.125%, 02/01/28               5,785           5,713
                                                  ----------
                                                       7,042
                                                  ----------
REAL ESTATE -- 0.2%
   Security Capital Group, Ser A MTN
        7.750%, 11/15/03               6,125           6,462
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   Franchise Finance America MTN
        8.680%, 01/14/04               7,200           7,970
                                                  ----------
REGIONAL AGENCIES -- 0.1%
   Quebec Province
        7.500%, 09/15/29               2,119           2,355
                                                  ----------
RETAIL -- 0.8%
   BAA
        7.000%, 01/15/04               6,825           7,081
   Dillards
        6.875%, 06/01/05               2,500           2,299
   Dollar General
        8.625%, 06/15/10               8,000           8,256
   JC Penney
        9.750%, 06/15/21               2,550           2,336
        7.600%, 04/01/07               3,590           3,262
        6.900%, 08/15/26               3,000           2,913
   May Department Stores
        9.875%, 06/15/21               3,550           3,714
                                                  ----------
                                                      29,861
                                                  ----------
SPECIAL PURPOSE ENTITY -- 0.8%
   Air 2 US (B)
        8.627%, 10/01/20               1,500           1,445
        8.027%, 10/01/19               2,853           2,902
   Enron Clearing Trust (B)
        7.375%, 05/15/06              10,200          10,584




--------------------------------------------------------------------------------
74          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Marlin Water Trust II (B)
        6.310%, 07/15/03               3,000     $     3,061
   Osprey Trust/Osprey I (B)
        8.310%, 01/15/03               6,275           6,534
        7.797%, 01/15/03               4,000           4,142
                                                  ----------
                                                      28,668
                                                  ----------
STEEL & STEEL WORKS -- 0.1%
   Pohang Iron & Steel
        7.375%, 05/15/05                 585             619
        7.125%, 07/15/04               1,250           1,327
                                                  ----------
                                                       1,946
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.6%
   AT&T
        7.125%, 02/15/28               5,290           4,853
   AT&T Canada (D)
        6.820%, 06/15/08               6,200           2,108
   AT&T MTN (D)
        8.350%, 02/15/05               3,000           3,249
   British Telecommunications PLC (B)
        7.625%, 12/15/05               1,800           1,946
   British Telecommunications PLC (D)
        8.625%, 12/15/30               4,585           5,169
   Citizens Communications (B)
        7.625%, 08/15/08               1,000           1,021
   Deutsche Telekom
        8.250%, 06/15/30               4,550           4,806
   France Telecom (B) (D)
        8.500%, 03/01/31               3,190           3,413
        7.750%, 03/01/11               3,300           3,504
   Global Crossing
        9.000%, 08/15/21               1,000             410
   Intermedia Communications, Ser B
        8.600%, 06/01/08               2,775           2,803
   Qwest
        8.875%, 06/01/31               2,000           2,115
   TCI Communications
        6.375%, 05/01/03               1,540           1,590
   WorldCom
        8.250%, 05/15/31              15,000          15,040
   WorldCom (A) (B)
        7.375%, 01/15/03               1,000           1,035
   WorldCom (B)
        7.375%, 01/15/06               2,100           2,197
                                                  ----------
                                                      55,259
                                                  ----------
Total Corporate Obligations
   (Cost $882,346)                                   904,588
                                                  ----------



--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.4%
CREDIT CARDS -- 0.1%
   Banc One Credit Card Master Trust,
     Ser A, Cl A
        7.340%, 10/25/26             $   249     $       248
   Credit Card Merchant Voucher Receipt,
     Ser 1996-A, Cl A1
        6.250%, 12/01/03               2,162           2,163
                                                  ----------
                                                       2,411
                                                  ----------
MORTGAGE RELATED SECURITIES -- 5.3%
   Advanta Mortgage Loan Trust,
     Ser 1993-4, Cl A1
        5.500%, 03/25/10                 985             997
   AFC Home Equity Loan Trust,
     Ser 1997-2, Cl 1A5
        6.970%, 06/25/27               1,270           1,338
   Asset Securitization,
     Ser 1996-D2, Cl A1
        6.920%, 02/14/29               7,485           7,949
   CityScape Home Equity Loan Trust,
     Ser 1997-C, Cl A4
        7.000%, 07/25/28               1,841           1,946
   Contimortgage Home Equity Loan,
     Ser 1997-1, Cl A9
        7.050%, 03/15/28               1,617           1,707
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28               2,726           2,848
   Contimortgage Home Equity Loan,
     Ser 1997-5, Cl A5
        6.630%, 12/15/20               2,500           2,598
   Contimortgage Home Equity Loan,
     Ser 1998-1, Cl A6
        6.580%, 12/15/18               1,015           1,054
   Delta Funding Home Equity Loan,
     Ser 1998-4, Cl A4F
        6.190%, 02/15/31               3,075           3,193
   Delta Funding Home Equity Loan,
     Ser 1997-1, Cl A6
        7.210%, 04/25/29               2,062           2,176
   Delta Funding Home Equity Loan,
     Ser 1997-3, Cl A6F
        6.860%, 10/25/28               6,758           7,120
   Delta Funding Home Equity Loan,
     Ser 1997-4, Cl A5F
        6.670%, 01/25/28               4,818           5,056
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3
        7.275%, 07/25/28               1,589           1,657




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          75

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fannie Mae Grantor Trust,
     Ser 1999-T2, Cl A1
        7.500%, 01/19/39             $ 1,964     $     2,058
   FFCA Secured Lending,
     Ser 1997-1, IO (A) (F)
        1.024%, 07/18/15              19,466             671
   FFCA Secured Lending,
     Ser 1999-1A, Cl IO (A)
        1.772%, 03/18/16              22,708           1,436
   First Union-Lehman Brothers,
     1997-C2, IO
        1.524%, 11/18/29               7,438             469
   Fund America Investors,
     Ser 1993-A, Cl A2
        7.800%, 06/25/23               2,135           2,306
   GE Capital Mortgage Services,
     Ser 1994-7, Cl A15
        5.000%, 02/25/09               1,170           1,106
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27               6,534           6,844
   GMAC Commercial Mortgage Securities,
     Ser 1998-C2, Cl X, IO
        0.804%, 05/15/35              24,156             820
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
        6.945%, 09/15/33                 100             107
   Green Tree Financial, Ser 1, Cl A6
        6.330%, 11/01/29               2,202           2,313
   Green Tree Financial,
     Ser 1994-2, Cl A4
        7.900%, 05/15/19                 921             950
   Green Tree Home Equity Loan Trust,
     Ser 1997-B, Cl A6
        7.120%, 04/15/27                 654             676
   GS Mortgage Securities,
     Ser 1998-1, Cl A
        8.000%, 09//27                   889             950
   GS Mortgage Securities,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                 853             885
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
        6.562%, 04/13/31               4,100           4,334
   GS Mortgage Securities,
     Ser 1999-3, Cl A
        8.000%, 08/19/29               3,233           3,436
   IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
        6.880%, 11//28                 4,177           4,401
   IMC Home Equity Loan Trust,
     Ser 1997-7, Cl A8
        6.650%, 02//29                 1,520           1,605


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   IMC Home Equity Loan Trust,
     Ser 1998-3, Cl A8
        6.340%, 08//29               $ 8,212     $     8,558
   IMPAC Commercial Holdings,
     Ser 1998-C1 A1A
        6.060%, 10//07                 3,252           3,383
   Independent National Mortgage,
     Ser 1995-U, Cl A3
        7.130%, 01/25/26               2,952           3,018
   JP Morgan Commercial Mortgage,
     Ser 1997-C5, Cl X
        1.530%, 09/15/29              10,778             634
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28               7,940           8,369
   Money Store Home Equity Trust,
     Ser 1997-B, Cl A8
        6.900%, 07/15/38               2,381           2,499
   Money Store Home Equity Trust,
     Ser 1997-D, Cl AF7
        6.485%, 12/15/38               2,635           2,756
   Money Store SBA Loan Trust
     1999-1, Cl A
        5.000%, 07/15/25               1,621           1,619
   New South Home Equity Trust,
     Ser 1999-1, Cl A6IO
        8.000%, 05/25/30               3,000              --
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/36               5,100           5,506
   Public Service New Hampshire Funding,
     Ser 2001-1, Cl A3
        6.480%, 05/01/15              24,979          26,551
   Residential Accredit Loan,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27               6,000           6,154
   Residential Funding Mortgage
     Securities I, Ser S9, Cl 1A1
        6.500%, 04/25/13               3,007           3,091
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25              13,038          14,204
   Residential Funding Mortgage
     Security, Ser 1996-S14, Cl M1
        7.500%, 05/25/26               3,231           3,377
   Resolution Trust, Ser 1994-1, Cl M3
     8.400%, 09/25/29                  1,455           1,452
   Saxon Asset Securities Trust,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30               4,487           4,667
   Saxon Asset Securities,
     Ser 1, Cl AF6
        6.350%, 02/25/29               8,543           8,866




--------------------------------------------------------------------------------
76          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   UCFC Home Equity Loan,
     Ser 1995-B1, Cl A5
        7.250%, 12/10/20              $2,450     $     2,491
   Union Planters Mortgage Finance,
     Ser 1998-1, Cl A1 (C)
        6.350%, 01/25/28                 108             108
   US Clearing Master Trust, Ser 1A
        4.790%, 07/15/06               4,372           4,377
                                                  ----------
                                                     186,686
                                                  ----------
Total Asset-Backed Securities
   (Cost $184,912)                                   189,097
                                                  ----------

MUNICIPAL BOND -- 0.1%
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB, MBIA (F)
        7.725%, 06/30/10               3,850           2,353
                                                  ----------
Total Municipal Bond
   (Cost $1,984)                                       2,353
                                                  ----------

COMMERCIAL PAPER -- 3.2%
FINANCIAL SERVICES -- 1.6%
   BMW US Capital (G)
        3.510%, 10/03/01              13,000          12,998
   Morgan Stanley Dean Witter (G)
        2.430%, 10/12/01              25,000          24,981
   UBS Finance (G)
        2.490%, 10/22/01              20,000          19,971
                                                  ----------
                                                      57,950
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 1.0%
   Coca-Cola (G)
        2.410%, 10/24/01              20,000          19,966
   Kraft (G)
        3.500%, 10/16/01              15,000          14,983
                                                  ----------
                                                      34,949
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 0.6%
   AT&T
        4.525%, 08/06/02              10,000          10,000
   BellSouth (G)
        2.400%, 11/21/01              10,000           9,965
                                                  ----------
                                                      19,965
                                                  ----------
Total Commercial Paper
   (Cost $112,863)                                   112,864
                                                  ----------


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description         ($ Thousands)/Contracts    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.3%
   ABN Amro
     3.230%, dated 09/28/01, matures
     10/01/01, repurchase price
     $113,403,982 (collateralized by
     FHLMC obligations, total market
     value: $115,642,657)           $113,374     $   113,374
   JP Morgan Chase
     3.230%, dated 09/28/01, matures
     10/01/01, repurchase price $33,772,456
     (collateralized by FHLMC obligations,
     total market
     value: $34,441,989)              33,764          33,764
   Merrill Lynch
     3.23%, dated 09/28/01, matures
     10/01/01, repurchase price
     $145,039,029 (collateralized by
     U.S. Government obligations, total
     market value: $147,902,549)      145,000        145,000
                                                  ----------
Total Repurchase Agreements
   (Cost $292,138)                                   292,138
                                                  ----------
   Total Investments -- 114.2%
     (Cost $3,898,164)                             4,018,473
                                                  ----------

WRITTEN OPTIONS -- (0.1)%
   October 2001 FNMA Call, Expires
     10/09/01, Strike Price $99.594   (8,800)            (62)
   October 2001 FNMA Put, Expires
     10/09/01, Strike Price $97.719   (8,800)            (10)
   November 2001 Ten Year Note
     Future Call,Expires 10/27/01,
     Strike Price $108.000              (412)           (573)
   December 2001 Treasury Note
     Future Call, Expires 11/26/01,
     Strike Price $107.000              (900)         (2,137)
   December 2001 Ten Year Note
     Future Put, Expires 12/31/01,
     Strike Price $102.000              (807)            (38)
   December 2001 Ten Year Note
     Future Call, Expires 12/19/01,
     Strike Price $111.000              (440)           (227)
                                                  ----------
   Total Written Options
     (Premium $(1,882)) (See Note 7)                  (3,047)
                                                  ----------
Payable for Investment Securities
   Purchased -- (17.4)%                             (614,112)
Other Assets and Liabilities, Net -- 3.3%            117,833
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          77

STATEMENT OF NET ASSETS


Core Fixed Income Fund (Concluded)

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 327,232,421 outstanding shares of
   beneficial interest                            $3,369,640
Fund Shares of Class I
   (unlimited authorization -- no par value)
   based on 7,994 outstanding shares of
   beneficial interest                                    85
Distributions in excess of investment income            (439)
Accumulated net realized gain on investments          23,909
Net unrealized appreciation on futures and options     5,643
Net unrealized appreciation on investments           120,309
                                                  ----------
Total Net Assets-- 100.0%                         $3,519,147
                                                  ==========

Net asset value, offering and redemption
   price per share-- Class A                          $10.75
                                                  ==========

Net asset value, offering and redemption
   price per share-- Class I                          $10.76
                                                  ==========

* Non-income producing security
(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2001.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Securities have been pledged as collateral on open futures contracts.
(D) Step bond -- The rate reflected on the Statement of Net Assets is the effective yield on September 30, 2001. The coupon on a step bond changes on a specific date.
(E) Treasury Inflation Index Notes
(F) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(G) Rate shown is the effective yield at time of purchase.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FFCA -- Federal Farm Credit Association
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
PO -- Principal Only Security
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIPS -- Separate Trading of Registered Interest and Principal of Securities TBA -- To Be Announced
TVA -- Tennessee Valley Authority
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
78          SEI Institutional Managed Trust / Annual Report / September 30, 2001

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 93.0%
APPAREL/TEXTILES -- 1.0%
   Flooring America, Ser B (C)*
        9.250%, 10/15/07              $  296        $     --
   Galey & Lord
        9.125%, 03/01/08               2,000             460
   HCI Direct (C)*
       13.750%, 08/01/02                 900             230
   Phillips Van-Heusen
        9.500%, 05/01/08               1,400           1,400
   Tropical Sportswear
       International, Ser A
       11.000%, 06/15/08               1,000             920
   William Carter (A)
       10.875%, 08/15/11               4,450           4,517
                                                    --------
                                                       7,527
                                                    --------
AUTOMOTIVE -- 1.6%
   Advance Stores, Ser B
       10.250%, 04/15/08               3,050           2,867
   Aetna Industries
       11.875%, 10/01/06               1,000             200
   Autonation (A)
        9.000%, 08/01/08               3,500           3,360
   Collins & Aikman
       11.500%, 04/15/06               2,000           1,780
   Delco Remy International
       10.625%, 08/01/06               1,500           1,462
   Diamond Triumph Auto
        9.250%, 04/01/08               1,000             910
   Hayes Lemmerz International, Ser B
        9.125%, 07/15/07                 600              90
        8.250%, 12/15/08                 600              90
   Stanadyne Automotive, Ser B
       10.250%, 12/15/07               1,000             750
                                                    --------
                                                      11,509
                                                    --------
BEAUTY PRODUCTS -- 0.6%
   Elizabeth Arden, Ser B
       11.750%, 02/01/11                 450             423
   Playtex Products
        9.375%, 06/01/11               3,900           3,939
                                                    --------
                                                       4,362
                                                    --------
BROADCASTING, TELEVISION & RADIO -- 12.8%
   Adelphia Communications
       10.250%, 06/15/11               5,000           4,350
        8.875%, 01/15/07                 897             798
        7.875%, 05/01/09                 500             405
   Adelphia Communications, Ser B
       10.500%, 07/15/04                 500             476
        8.375%, 02/01/08               1,444           1,184



--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Adelphia Communications, Ser B (E)
        9.050%, 01/15/08              $1,900        $    836
   Allbritton Communications, Ser B
        9.750%, 11/30/07               2,000           2,000
        8.875%, 02/01/08                 750             742
   Australis Media (B) (D)
       11.994%, 05/15/03                 400              --
   Charter Communications Holdings
       11.125%, 01/15/11               2,500           2,531
       10.750%, 10/01/09               2,500           2,487
       10.250%, 01/15/10               1,750           1,680
        8.625%, 04/01/09               1,000             892
   Charter Communications Holdings (A)
        9.625%, 11/15/09               1,000             950
   Charter Communications
       Holdings (A) (B)
       11.750%, 05/15/11                 900             495
   Charter Communications Holdings (B)
       13.461%, 01/15/11               1,750           1,015
        9.892%, 04/01/11               2,200           1,419
   Clear Channel Communications
        8.000%, 11/01/08                 500             520
   Coaxial Communication LLC
       10.000%, 08/15/06               2,150           2,085
   Coaxial Communication LLC (B)
       14.260%, 08/15/08               1,600           1,168
   Comcast
       10.500%, 06/15/06                 700             826
        8.875%, 04/01/07                 350             382
        8.250%, 02/15/08                 650             700
   CSC Holdings
        9.875%, 02/15/13                 650             699
   CSC Holdings (A)
        7.625%, 04/01/11               4,750           4,699
   CSC Holdings, Ser B
        8.125%, 07/15/09               1,400           1,437
        8.125%, 08/15/09                 750             767
   Cumulus Media
       10.375%, 07/01/08               1,700           1,607
   Echostar DBS
        9.375%, 02/01/09               6,700           6,549
   Emmis Communications, Ser B
        8.125%, 03/15/09               2,850           2,551
   Frontiervision Holdings (B)
       11.875%, 09/15/07               1,000           1,005
   Frontiervision Holdings, Ser B (B)
       11.875%, 09/15/07               1,050           1,055
   Gray Communications System
       10.625%, 10/01/06                 700             686
   Insight Communications (B)
       14.320%, 02/15/11               1,900           1,007




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          79

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   James Cable Partnership LP, Ser B
       10.750%, 08/15/04              $1,450        $  1,189
   Lamar Media
        9.625%, 12/01/06                 500             500
   Lin Television
        8.375%, 03/01/08               5,500           4,895
   Lin Television (A)
        8.000%, 01/15/08               1,750           1,671
   Mediacom Broadband (A)
       11.000%, 07/15/13               2,000           2,040
   Mediacom LLC
        9.500%, 01/15/13                 600             596
   Mediacom LLC (A)
        9.500%, 01/15/13               4,850           4,814
   Nextmedia Operating (A)
       10.750%, 07/01/11               3,500           3,343
   Olympus LP, Ser B
       10.625%, 11/15/06               2,000           1,920
   Pegasus Communications,
       Ser B (F)
       12.500%, 08/01/07                 500             430
   Price Communications Wireless,
        Ser B
        9.125%, 12/15/06               1,600           1,632
   Radio One (A)
        8.875%, 07/01/11               4,350           4,285
   Renaissance Media Group (B)
       10.000%, 04/15/08               1,000             780
   Rogers Cablesystems
       10.000%, 12/01/07                 450             475
   Rogers Communications
        9.125%, 01/15/06                 800             794
        8.875%, 07/15/07                 650             650
   Salem Communications (A)
        9.000%, 07/01/11               2,600           2,672
   Salem Communications, Ser B
        9.500%, 10/01/07               2,030           2,050
   Sinclair Broadcast Group
        9.000%, 07/15/07               2,000           1,800
        8.750%, 12/15/07               1,300           1,144
   Susquehanna Media
        8.500%, 05/15/09               1,350           1,337
   Tri-State Outdoor Media
       11.000%, 05/15/08               1,450             986
   Young Broadcasting (A)
       10.000%, 03/01/11               1,400           1,113
   Young Broadcasting, Ser B
        8.750%, 06/15/07               1,400           1,148
                                                    --------
                                                      92,267
                                                    --------
BUILDING & CONSTRUCTION -- 3.7%
   AAF-McQuay
        8.875%, 02/15/03               1,485           1,426
   Brand Scaffold Services
       10.250%, 02/15/08               1,650           1,477


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Dayton Superior (F)
       13.000%, 06/15/09              $1,500        $  1,485
   D.R. Horton
        9.750%, 09/15/10               1,350           1,309
        8.000%, 02/01/09                 900             837
   Formica, Ser B
       10.875%, 03/01/09               1,000             360
   International Utility Structures
       13.000%, 02/01/08                 724             145
   KB Home
        9.500%, 02/15/11               2,500           2,362
   Lennar, Ser B
        9.950%, 05/01/10               2,850           2,950
   Meritage
        9.750%, 06/01/11               1,800           1,665
   MMI Products, Ser B
       11.250%, 04/15/07               1,000             880
   Nortek, Ser B
        9.875%, 06/15/11               3,250           2,811
        9.125%, 09/01/07               1,000             915
   Ryland Group
        9.750%, 09/01/10               1,000           1,000
   Schuler Homes (A)
       10.500%, 07/15/11               2,500           2,375
   Standard Pacific
        9.500%, 09/15/10               1,250           1,213
        8.500%, 04/01/09               2,400           2,256
   Toll
        8.125%, 02/01/09               1,000             920
                                                    --------
                                                      26,386
                                                    --------
CHEMICALS -- 3.6%
   Acetex (A)
       10.875%, 08/01/09               2,350           2,256
   Airgas (A)
        9.125%, 10/01/11               6,500           6,565
   Avecia Group PLC
       11.000%, 07/01/09               3,900           3,666
   Huntsman (A)
        9.500%, 07/01/07                 500             120
   Huntsman ICI Chemicals
       10.125%, 07/01/09               5,925           5,095
   Huntsman Polymers
       11.750%, 12/01/04                 250              63
   ISP Chemco (A)
       10.250%, 07/01/11               4,000           3,840
   LLS (C)*
       11.625%, 08/01/09               1,000             250
   Lyondell Chemical, Ser B
        9.875%, 05/01/07                 725             667



--------------------------------------------------------------------------------
80          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Octel Developments
       10.000%, 05/01/06              $  950        $    969
   Philipp Brothers Chemical
        9.875%, 06/01/08               1,200             600
   Scotts
        8.625%, 01/15/09               2,000           1,980
                                                    --------
                                                      26,071
                                                    --------
COMMERCIAL SERVICES -- 2.7%
   Encompass Services (A)
       10.500%, 05/01/09               2,000           1,360
   Iron Mountain
        9.125%, 07/15/07                 450             463
        8.625%, 04/01/13               5,390           5,444
        8.250%, 07/01/11                 870             844
        8.125%, 05/15/08               1,750           1,732
   Key3Media Group
       11.250%, 06/15/11               1,000             680
   Mail-Well, Ser B
        8.750%, 12/15/08                 500             365
   Stewart Enterprises (A)
       10.750%, 07/01/08               1,250           1,325
   Travelcenters of America
       12.750%, 05/01/09               2,500           2,550
   Trico Marine Service, Ser G
        8.500%, 08/01/05               2,055           1,850
   URS, Ser B
       12.250%, 05/01/09               1,900           1,919
   Worldwide Flight Service, Ser B
       12.250%, 08/15/07                 800             624
                                                    --------
                                                      19,156
                                                    --------
COMPUTERS & SERVICES -- 0.5%
   Amazon.com (B)
       25.868%, 05/01/08               1,000             650
   Diva Systems, Ser B (B)
       58.090%, 03/01/08               3,757             488
   Equinix
       13.000%, 12/01/07                 800             280
   Rhythms Netconnections (C)*
       12.750%, 04/15/09               1,300             143
   Unisys
        8.125%, 06/01/06               2,250           2,104
                                                    --------
                                                       3,665
                                                    --------
CONTAINERS & PACKAGING -- 1.5%
   Amtrol
       10.625%, 12/31/06                 400             316
   Consolidated Container Capital
       10.125%, 07/15/09               1,000             920


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Consumers Packaging (C)*
        9.750%, 02/01/07              $  750        $     15
   Container Corporation of America
        9.750%, 04/01/03                 350             355
   Fonda Group, Ser B
        9.500%, 03/01/07                 900             846
   Norampac
        9.500%, 02/01/08               1,875           1,908
   Owens-Illinois
        8.100%, 05/15/07               1,050             798
   Packaged Ice, Ser B
        9.750%, 02/01/05               1,200             864
   Plastipak Holdings (A)
       10.750%, 09/01/11                 500             500
   Sealed Air (A)
        8.750%, 07/01/08               1,000             954
   SF Holdings Group, Ser B (B)
       23.780%, 03/15/08               1,000             490
   Stone Container
        9.750%, 02/01/11               2,775           2,803
   Stone Container (A)
       11.500%, 08/15/06                 400             420
                                                    --------
                                                      11,189
                                                    --------
DIVERSIFIED OPERATIONS -- 1.1%
   Amscan Holdings
        9.875%, 12/15/07                 650             520
   Buhrmann US
       12.250%, 11/01/09               4,000           3,540
   Elgar Holdings
        9.875%, 02/01/08               1,000             445
   Knology Holdings (B)
       17.461%, 10/15/07               3,400           1,122
   Maxxam Group Holdings, Ser B
       12.000%, 08/01/03                 600             510
   Werner Holdings, Ser A (F)
       10.000%, 11/15/07               1,950           1,755
                                                    --------
                                                       7,892
                                                    --------
DRUGS -- 1.1%
   Amerisource Bergen (A)
        8.125%, 09/01/08               5,545           5,725
   ICN Pharmaceuticals (A)
        9.750%, 11/15/08                 770             879
        8.750%, 11/15/08                 500             571
   NBTY, Ser B
        8.625%, 09/15/07               1,000             950
                                                    --------
                                                       8,125
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          81

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 3.8%
   AES
        9.375%, 09/15/10              $2,300        $  1,978
        8.875%, 02/15/11               3,250           2,746
        8.750%, 06/15/08                 800             690
        8.500%, 11/01/07               1,000             810
        8.000%, 12/31/08                 500             430
   Ampex, Ser B (F)
       12.000%, 03/15/03               1,000             150
   Calpine
        8.500%, 02/15/11               4,000           3,878
        7.750%, 04/15/09               2,500           2,353
   Calpine Canada Energy
        8.500%, 05/01/08               4,000           3,906
   Celestica International
       10.500%, 12/31/06               1,150           1,196
   Communications Instrument, Ser B
       10.000%, 09/15/04                 500             440
   Condor Systems, Ser B
       11.875%, 05/01/09               1,700             595
   Flextronics International
        9.875%, 07/01/10               1,750           1,724
   Integrated Electrical
        Services, Ser B
        9.375%, 02/01/09               2,500           2,200
   Niagra Mohawk Power, Ser G
        7.750%, 10/01/08                 800             857
   PSE&G Energy Holdings (A)
        8.625%, 02/15/08               2,000           2,115
   TNP Enterprises, Ser B
       10.250%, 04/01/10               1,350           1,458
                                                    --------
                                                      27,526
                                                    --------
ENTERTAINMENT -- 7.6%
   Alliance Atlantis Communications
       13.000%, 12/15/09               2,000           2,020
   Alliance Gaming, Ser B
       10.000%, 08/01/07               3,275           3,111
   Anchor Gaming
        9.875%, 10/15/08               1,350           1,377
   Argosy Gaming
       10.750%, 06/01/09               1,975           2,103
        9.000%, 09/01/11               2,000           1,990
   Bally Total Fitness Holding, Ser D
        9.875%, 10/15/07               1,350           1,336
   Booth Creek Ski Holdings, Ser B
       12.500%, 03/15/07               1,600           1,216
   Cinemark USA, Ser B
        9.625%, 08/01/08                 300             258
   Cinemark USA, Ser D
        9.625%, 08/01/08                 500             420


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Hard Rock Hotel, Ser B
        9.250%, 04/01/05              $1,750        $  1,277
   Herbst Gaming (A)
       10.750%, 09/01/08               4,500           4,162
   Horseshoe Gaming Holdings, Ser B
        8.625%, 05/15/09               3,000           2,940
   Imax
        7.875%, 12/01/05               1,750             455
   Intrawest
       10.500%, 02/01/10               5,300           4,823
        9.750%, 08/15/08               1,250           1,113
   Jazz Casino LLC (H)
        6.540%, 03/31/08                 139             108
   KSL Recreation Group, Ser B (F)
       10.250%, 05/01/07                 200             196
   Muzak LLC
        9.875%, 03/15/09               1,000             870
   Penn National Gaming, Ser B
       11.125%, 03/01/08               5,200           5,239
   Pinnacle Entertainment, Ser B
        9.500%, 08/01/07               2,925           2,457
   Regal Cinemas (C)*
        9.500%, 06/01/08                 900              90
        8.875%, 12/15/10                 450              45
   Scientific Games, Ser B
       12.500%, 08/15/10               1,550           1,550
   Six Flags
        9.750%, 06/15/07                 500             473
        9.250%, 04/01/06               2,500           2,338
   Sun International Hotels
        9.000%, 03/15/07               1,800           1,611
   Sun International Hotels (A)
        8.875%, 08/15/11               5,510           4,711
   Town Sports International, Ser B
        9.750%, 10/15/04               3,500           3,378
   Vail Resorts
        8.750%, 05/15/09               1,100             990
   Waterford Gaming LLC (A)
        9.500%, 03/15/10               1,234           1,148
   Yanknets LLC (A)
       12.750%, 03/01/07               1,000           1,030
                                                    --------
                                                      54,835
                                                    --------
ENVIRONMENTAL SERVICES -- 1.7%
   Allied Waste North America, Ser B
       10.000%, 08/01/09               5,000           5,000
        7.875%, 01/01/09               4,800           4,656
   Allied Waste North America (A)
        8.875%, 04/01/08                 975             995
   Cogentrix Energy, Ser B
        8.750%, 10/15/08               1,250           1,342




--------------------------------------------------------------------------------
82          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Waste Systems International (A) (C) (F)*
        7.000%, 05/13/05              $  800        $      8
   Waste Systems International,
     Ser B (C) (F)*
       11.500%, 01/15/06                 550              96
                                                    --------
                                                      12,097
                                                    --------
FINANCIAL SERVICES -- 2.5%
   Alamosa Delaware (A)
       13.625%, 08/15/11                 450             425
   Alamosa Deleware
       12.500%, 02/01/11               4,550           4,050
   Armkel (A)
        9.500%, 08/15/09               6,800           6,885
   Labrache
       12.000%, 03/02/07               1,775           1,970
   Metris
       10.125%, 07/15/06               1,700           1,445
   Sovereign Bancorp
       10.500%, 11/15/06               1,500           1,613
   Yell Finance (A)
       10.750%, 08/01/11               1,650           1,658
                                                    --------
                                                      18,046
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Archibald Candy
       10.250%, 07/01/04               1,300             780
   Aurora Foods, Ser B
        9.875%, 02/15/07               1,050             845
        8.750%, 07/01/08                 850             676
   Aurora Foods, Ser D
        9.875%, 02/15/07                 500             402
   Carrols
        9.500%, 12/01/08               1,000             905
   Constellation Brands
        8.750%, 12/15/03                 810             810
   Del Monte (A)
        9.250%, 05/15/11               1,000           1,020
   Eagle Family Foods, Ser B
        8.750%, 01/15/08               1,600             952
   Fleming
       10.125%, 04/01/08               3,750           3,825
   Fleming, Ser B
       10.500%, 12/01/04               2,670           2,670
   Mrs. Fields Holdings (B)
       32.510%, 12/01/05                 800             368
   Mrs. Fields Original, Ser B
       10.125%, 12/01/04               1,010             899
   Nash Finch , Ser B
        8.500%, 05/01/08               3,250           3,088
   National Wine & Spirits
       10.125%, 01/15/09               1,700           1,666


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pilgrim's Pride
        9.625%, 09/15/11              $2,825        $  2,839
   Premier International Food
       12.000%, 09/01/09               1,800           1,836
   Stater Brother Holdings
       10.750%, 08/15/06               1,700           1,666
   Vlasic Foods International,
       Ser B (C)*
       10.250%, 07/01/09               1,250             288
   Winn-Dixie Stores
        8.875%, 04/01/08               3,000           2,865
                                                    --------
                                                      28,400
                                                    --------
FORESTRY -- 0.2%
   Tembec Industries
        8.625%, 06/30/09                 300             303
        8.500%, 02/01/11               1,100           1,111
                                                    --------
                                                       1,414
                                                    --------
GAS/NATURAL GAS -- 0.5%
   El Paso Energy (A)
        8.500%, 06/01/11               1,400           1,407
   Western Gas Resources
       10.000%, 06/15/09               2,100           2,142
                                                    --------
                                                       3,549
                                                    --------
HOTELS & LODGING -- 6.2%
   Ameristar Casinos
       10.750%, 02/15/09               3,750           3,806
   Aztar
        8.875%, 05/15/07               2,000           1,930
   Aztar (A)
        9.000%, 08/15/11               7,650           7,382
   Boca Resorts
        9.875%, 04/15/09                 900             895
   Boyd Gaming
        9.500%, 07/15/07               2,050           1,845
   Boyd Gaming (A)
        9.250%, 08/01/09               2,050           1,937
   Extended Stay America (A)
        9.875%, 06/15/11               2,000           1,770
   Fitzgeralds Gaming, Ser B (C)*
       12.250%, 12/15/04               1,691             930
   Harrahs Operating
        7.875%, 12/15/05               4,950           4,925
   HMH Properties, Ser B
        7.875%, 08/01/08               1,750           1,452
   Hollywood Casino
       11.250%, 05/01/07               3,675           3,712
   Hollywood Casino (A)
       13.000%, 08/01/06               1,400           1,162
   John Q. Hammons Hotels (F)
        8.875%, 02/15/04                 500             440




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          83

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Mandalay Resort Group
        9.250%, 12/01/05              $1,600        $  1,456
   Mandalay Resort Group, Ser B
       10.250%, 08/01/07               1,725           1,587
   Park Place Entertainment
        9.375%, 02/15/07                 850             848
        8.125%, 05/15/11                 900             824
   Prime Hospitality
        9.250%, 01/15/06                 600             590
   Prime Hospitality, Ser B
        9.750%, 04/01/07                 450             446
   Riviera Black Hawk
       13.000%, 05/01/05                 700             683
   Station Casinos
        9.875%, 07/01/10               3,655           3,308
        9.750%, 04/15/07                 621             571
        8.375%, 02/15/08               1,000             940
   Windsor Woodmount Black Hawk, Ser B
       13.000%, 03/15/05               1,000             931
                                                    --------
                                                      44,370
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.3%
   Holmes Products, Ser D
        9.875%, 11/15/07                 500             115
   Home Products International
        9.625%, 05/15/08                 800             462
   Salton (A)
       12.250%, 04/15/08               1,500           1,207
   Sealy Mattress (A)
        9.875%, 12/15/07               1,900           1,767
   Sealy Mattress, Ser B
        9.875%, 12/15/07               1,000             930
   Sealy Mattress, Ser B (B)
       12.570%, 12/15/07                 500             400
   Simmons, Ser B
       10.250%, 03/15/09               5,055           4,550
                                                    --------
                                                       9,431
                                                    --------
INSURANCE -- 0.2%
   Willis Corroon
        9.000%, 02/01/09               1,350           1,397
                                                    --------
LEASING & RENTING -- 0.7%
   Anthony Crane Rental LP, Ser B
       10.375%, 08/01/08               1,025             512
   United Rentals (A)
        9.500%, 06/01/08               1,250           1,088
   United Rentals, Ser B
        9.250%, 01/15/09               2,500           2,200
   Universal Compression (B)
        9.750%, 02/15/08               1,400           1,246
                                                    --------
                                                       5,046
                                                    --------



--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MACHINERY -- 2.4%
   Alliant Techsystems (A)
        8.500%, 05/15/11              $1,665        $  1,707
   Argo-Technologies
        8.625%, 10/01/07               4,000           2,680
   BE Aerospace, Ser B
        8.875%, 05/01/11                 650             426
        8.000%, 03/01/08               1,500             975
   Eagle Geophysical (C) (G)*
        1.152%, 07/15/08               1,000              50
   Fisher Scientific International
        9.000%, 02/01/08               2,180           2,164
   Grove Worldwide (C)*
        9.250%, 05/01/08               1,000              40
   GSI Group
       10.250%, 11/01/07               1,250             925
   Moog, Ser B
       10.000%, 05/01/06                 500             512
   Motors & Gears, Ser D  (F)
       10.750%, 11/15/06               1,840           1,582
   Numatics, Ser B
        9.625%, 04/01/08                 800             432
   Resolution Performance
       13.500%, 11/15/10               2,650           2,729
   Sequa
        9.000%, 08/01/09               1,800           1,539
   Simonds Industries
       10.250%, 07/01/08                 700             364
   Wabtec
        9.375%, 06/15/05               1,200           1,188
                                                    --------
                                                      17,313
                                                    --------
MARINE TRANSPORTATION -- 0.2%
   First Wave Marine (C)*
       11.000%, 02/01/08               1,000              65
   Gulfmark Offshore
        8.750%, 06/01/08               1,000             910
   Ultapetrol
       10.500%, 04/01/08                 800             680
                                                    --------
                                                       1,655
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 6.2%
   Advance PCS
        8.500%, 04/01/08               2,550           2,569
   Alliance Imaging
       10.375%, 04/15/11               4,000           4,128
   Beverly Enterprises
        9.000%, 02/15/06               1,915           1,939
   Bio-Rad Labs
       11.625%, 02/15/07               1,500           1,620
   Concentra Operating
       13.000%, 08/15/09               2,900           3,045
   Davita, Ser B
        9.250%, 04/15/11                 600             618




--------------------------------------------------------------------------------
84          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fresenius Medical Capital Trust IV (A)
        7.875%, 06/15/11              $2,000        $  1,980
   HCA - Health Care
        8.750%, 09/01/10               1,250           1,345
        6.910%, 06/15/05               1,800           1,813
   Healthsouth
       10.750%, 10/01/08               1,600           1,736
   Healthsouth (A)
        8.375%, 10/01/11               1,000           1,011
   Insight Health Services, Ser B
        9.625%, 06/15/08               1,800           2,061
   Leiner Health Products (C)*
        9.625%, 07/10/07                 500              39
   Lifepoint Hospitals Holdings, Ser B
       10.750%, 05/15/09               3,300           3,663
   Magellan Health Services
        9.000%, 02/15/08               3,250           2,990
   Magellan Health Services (A)
        9.375%, 11/15/07               2,850           2,907
   Omnicare (A)
        8.125%, 03/15/11               1,375           1,420
   Select Medical
        9.500%, 06/15/09               3,100           2,914
   Tenet Healthcare
        8.625%, 01/15/07                 500             524
   Tenet Healthcare, Ser B
        9.250%, 09/01/10                 700             826
   Triad Hospitals Holdings, Ser B
       11.000%, 05/15/09               2,100           2,263
   Triad Hospitals, Ser B
        8.750%, 05/01/09               3,000           3,075
   Universal Health Services
        8.750%, 08/15/05                 250             253
                                                    --------
                                                      44,739
                                                    --------
METALS & METAL FABRICATE/HARDWARE -- 0.6%
   AEI Resources (A) (C)*
       11.500%, 12/15/06                 500              47
   California Steel Industry, Ser B
        8.500%, 04/01/09                 500             440
   Kaiser Aluminum & Chemical
        9.875%, 02/15/02               1,500           1,395
   Kaiser Aluminum & Chemical, Ser B
       10.875%, 10/15/06                 700             581
   Metallurg, Ser B
       11.000%, 12/01/07                 900             738
   Oxford Automotive, Ser D
       10.125%, 06/15/07               1,850             962
   Renco Metals (C)*
       11.500%, 07/01/03                 500              40
                                                    --------
                                                       4,203
                                                    --------



--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.2%
   Diamond Brands Operating (C)*
       10.125%, 04/15/08              $1,050        $    130
   Doskocil Manufacturing (C)*
       10.125%, 09/15/07                 500              60
   Omega Cabinets
       10.500%, 06/15/07               1,000           1,000
                                                    --------
                                                       1,190
                                                    --------
PAPER & PAPER PRODUCTS -- 0.1%
   Buckeye Technologies
        9.250%, 09/15/08                 500             480
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 5.9%
   Abraxas Petroleum, Ser A
       11.500%, 11/01/04               1,000             800
   Baytex Energy (A)
       10.500%, 02/15/11               1,950           1,906
   Belco Oil & Gas, Ser B
        8.875%, 09/15/07               2,275           2,275
   Canadian Forest Oil
        8.750%, 09/15/07               2,000           1,940
   Chesepeake Energy
        8.125%, 04/01/11               1,800           1,692
   Comstock Resources
       11.250%, 05/01/07               1,075           1,064
   Conoco
        8.375%, 11/15/05                 500             554
   Continental Resources
       10.250%, 08/01/08               1,175           1,019
   Denbury Management
        9.000%, 03/01/08               4,800           4,320
   Dunbury Resources (A)
        9.000%, 03/01/08               1,000             900
   Hanover Equipment (A)
        8.500%, 09/01/08               2,500           2,506
   HS Resources
        9.250%, 11/15/06                 600             625
   HS Resources, Ser B
        9.250%, 11/15/06                 600             625
   Key Energy Services, Ser B
       14.000%, 01/15/09               1,071           1,232
   Magnum Hunter Re (F)
       10.000%, 06/01/07               2,000           1,860
   Mission Resources
       10.875%, 04/01/07               1,850           1,702
   Nuevo Energy, Ser B
        9.375%, 10/01/10               1,350           1,249
   Ocean Energy, Ser B
        8.875%, 07/15/07               1,200           1,254




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          85

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Parker Drilling, Ser D
        9.750%, 11/15/06              $1,650        $  1,510
   Pioneer Natural Resource
        9.625%, 04/01/10               1,000           1,078
   Plains Resources, Ser B
       10.250%, 03/15/06                 675             682
   Plains Resources, Ser F
       10.250%, 03/15/06                 775             783
   Pogo Producing, Ser B
        8.750%, 05/15/07               1,200           1,191
   Pride International
       10.000%, 06/01/09                 500             525
        9.375%, 05/01/07               1,000           1,028
   R&B Falcon, Ser B
        6.950%, 04/15/08               1,000           1,040
   Sesi
        8.875%, 05/15/11               2,000           1,830
   Southwest Royalties, Ser B
       10.500%, 10/15/04               2,000           1,700
   Swift Energy
       10.250%, 08/01/09               2,000           2,000
   Wiser Oil
        9.500%, 05/15/07               2,000           1,700
                                                    --------
                                                      42,590
                                                    --------
PRINTING & PUBLISHING -- 2.2%
   American Lawyer Media, Ser B
        9.750%, 12/15/07               1,000             695
   American Media Operation
       10.250%, 05/01/09                 900             882
   Canwest Media (A)
       10.625%, 05/15/11               5,630           5,546
   Garden State Newspapers
        8.625%, 07/01/11               1,100             918
   Hollinger International Publishing
        9.250%, 03/15/07               1,500           1,397
   Liberty Group Operating
        9.375%, 02/01/08                 650             422
   Liberty Group Publishings (B)
       50.510%, 02/01/09                 500             240
   Phoenix Color
       10.375%, 02/01/09                 750             525
   Printpack, Ser B
       10.625%, 08/15/06                 800             808
   Quebecor Media (A)
       11.125%, 07/15/11               2,250           2,228
   Quebecor World
        7.750%, 02/15/09               1,500           1,521
   Regional Independent Media Group
       10.500%, 07/01/08               1,000           1,000
                                                    --------
                                                      16,182
                                                    --------


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REAL ESTATE -- 0.8%
   Blum (A)
       11.250%, 06/15/11              $3,500        $  3,150
   LNR Property
       10.500%, 01/15/09               2,500           2,425
                                                    --------
                                                       5,575
                                                    --------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
   Felcor Lodging LP (A)
        8.500%, 06/01/11               1,900           1,710
   Host Marriott, Ser E
        8.375%, 02/15/06                 500             445
   Meristar Hospitality
        8.750%, 08/15/07               1,000             760
   Meristar Hospitality (A)
        9.000%, 01/15/08               1,000             810
                                                    --------
                                                       3,725
                                                    --------
RETAIL -- 4.0%
   Amerigas Partner (A)
        8.875%, 05/20/11               2,300           2,311
   Ameriking
       10.750%, 12/01/06                 600             108
   Cole National Group
        9.875%, 12/31/06                 600             593
   Duane Reade
        9.250%, 02/15/08               4,050           3,929
   HMV Media Group, Ser B
       10.250%, 05/15/08                 800             560
   Jack In the Box
        8.375%, 04/15/08               1,250           1,238
   JC Penney
        7.600%, 04/01/07               1,810           1,645
   K Mart (A)
        9.875%, 06/15/08                 675             613
   Leslie's Poolmart
       10.375%, 07/15/04               1,600           1,376
   Michaels Stores (A)
        9.250%, 07/01/09               4,750           4,750
   Ne Restaurant
       10.750%, 07/15/08                 850             678
   Nebraska Book
        8.750%, 02/15/08               2,350           1,998
   Office Depot (A)
       10.000%, 07/15/08                 490             495
   R.H. Donnelly
        9.125%, 06/01/08                 800             800
   Rite Aid
        7.125%, 01/15/07               4,465           3,661
   Saks
        8.250%, 11/15/08               2,600           1,859




--------------------------------------------------------------------------------
86          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Tricon Global Restaurant
        8.875%, 04/15/11              $2,200        $  2,244
                                                    --------
                                                      28,858
                                                    --------
RUBBER & PLASTIC -- 0.3%
   Applied Extrusion Technologies (A)
       10.750%, 07/01/11               2,500           2,488
                                                    --------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.3%
   Amkor Technology
        9.250%, 02/15/08               2,250           1,789
   Amphenol
        9.875%, 05/15/07                 450             472
                                                    --------
                                                       2,261
                                                    --------
SPECIAL PURPOSE ACQUISITION -- 1.1%
   Advance Holding, Ser B (B)
       12.875%, 04/15/09               5,150           3,785
   AP Holdings (B)
       75.320%, 03/15/08               1,700             115
   DTI Holdings, Ser B (B)
       80.730%, 03/01/08                 750             105
   Peabody Energy, Ser B
        9.625%, 05/15/08               3,512           3,644
        8.875%, 05/15/08                 184             189
                                                    --------
                                                       7,838
                                                    --------
SPECIAL PURPOSE ENTITY -- 0.3%
   Airplanes Pass Through Trust, Ser D
       10.875%, 03/15/19                 988             612
   Golden State Holdings
        7.125%, 08/01/05               1,310           1,333
                                                    --------
                                                       1,945
                                                    --------
STEEL & STEEL WORKS -- 0.1%
   AK Steel
        9.125%, 12/15/06               1,000             975
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 8.5%
   Airgate PCS (B)
       13.477%, 10/01/09               4,750           3,016
   Alamosa PCS Holdings (B)
       17.420%, 02/15/10               2,200           1,056
   Allegiance Telecom, Ser B (B)
       26.980%, 02/15/08               1,350             499
   Carrier One International, Ser B
       13.250%, 02/15/09               1,000              90
   Colt Telecommunications
       Group (B) (G)
       12.000%, 12/15/06                 600             420
   Completel Europe, Ser B (B)
       49.770%, 02/15/09               1,800             216


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Covad Communications Group, Ser B (C)*
       12.000%, 02/15/10              $2,950        $    472
   Crown Castle International
       10.750%, 08/01/11               1,500           1,376
        9.375%, 08/01/11               1,400           1,183
   Crown Castle International (B)
       19.966%, 11/15/07                 750             581
   Diamond Cable Communications PLC (B)
       44.280%, 02/15/07               1,550             480
       13.250%, 09/30/04                 300             135
       11.750%, 12/15/05               1,050             430
   Dobson Communications
       10.875%, 07/01/10               1,800           1,840
   Dolphin Telecommunications (B)
      107.100%, 05/15/09               1,250              12
   E.spire Communications (B) (C)*
       69.280%, 04/01/06                 500              50
       13.750%, 07/15/07                 500              75
        7.288%, 11/01/05               1,800             216
   Echostar Broadband
       10.375%, 10/01/07               5,000           5,050
   Fairpoint Communications
       12.500%, 05/01/10                 100              82
   Flag
        8.250%, 01/30/08                 750             487
   France Telecom
        9.000%, 06/01/09               1,350           1,424
        8.000%, 08/01/08                 650             650
   GCI
        9.750%, 08/01/07               1,400           1,316
   GT Group Telecomunications (B)
       31.840%, 02/01/10               2,150             430
   Horizon PCS (B)
       19.090%, 10/01/10               1,000             400
   Insight Midwest
       10.500%, 11/01/10               2,100           2,216
        9.750%, 10/01/09               2,250           2,318
   IPCS (B)
       16.430%, 07/15/10               1,500             750
   Iwo Holdings
       14.000%, 01/15/11               3,650           3,066
   KPN Qwest BV
        8.125%, 06/01/09               1,450             609
   L-3 Communications, Ser B (A)
        8.000%, 08/01/08                 750             758
   Loral Space & Communications
       11.250%, 01/15/07                 800             288
   McLeodUSA
       11.500%, 05/01/09               1,000             280
        9.250%, 07/15/07               1,000             260
   McLeodUSA (B)
       11.530%, 03/01/07               2,150             538




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          87

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Motient, Ser B
       12.250%, 04/01/08              $  800        $    152
   Nextel Communications
        9.500%, 02/01/11               1,750           1,068
   Nextel Communications (B)
       10.650%, 09/15/07               1,394             836
   Nextel International
       12.750%, 08/01/10               1,800             414
   Nextel Partners
       11.000%, 03/15/10               1,000             660
   Nextel Partners (B)
       13.944%, 02/01/09               1,501             735
   NTL (B)
       11.200%, 11/15/07                 750             518
   NTL Communications, Ser B
       11.500%, 10/01/08                 600             300
   NTL, Ser B (B)
       11.500%, 02/01/06               1,200             624
   Pac-West Telecommunications
       13.500%, 02/01/09               1,900             475
   Pagemart Nationwide (B) (C)*
       10.295%, 02/01/05                 750              15
   Paxson Communications (A)
       10.750%, 07/15/08               1,000             991
   Pegasus Satellite (B)
       20.680%, 03/01/07               1,000             540
   Powertel
       11.125%, 06/01/07                 500             535
   Price Communication Wireless
       11.750%, 07/15/07                 250             260
   Primus Telecommunications Group
       11.250%, 01/15/09                 500              95
   RCN
       10.125%, 01/15/10                 785             267
       10.000%, 10/15/07                 488             171
   Rogers Cantel
        9.375%, 06/01/08                 900             878
   Rural Cellular, Ser B
        9.625%, 05/15/08               2,600           2,522
   Spectrasite Holdings, Ser B
       10.750%, 03/15/10               2,000           1,300
   Sprint Spectrum
       11.000%, 08/15/06               1,040           1,097
   Telecorp
       10.625%, 07/15/10               2,700           2,376
   Time Warner
        9.750%, 07/15/08               1,050             662
   Tritel PCS
        9.375%, 02/01/11               5,000           4,888
   Triton PCS (B)
        9.793%, 05/01/08               1,200           1,005


--------------------------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Voicestream Wire
       10.375%, 11/15/09              $1,650        $  1,856
   Voicestream Wire (B)
       11.840%, 11/15/09               1,750           1,470
   Western Wireless
       10.500%, 06/01/06                 400             412
       10.500%, 02/01/07                 300             309
   World Access (C)*
       13.250%, 01/15/08                 800               8
   XO Communications
       10.500%, 12/01/09                 650             117
   XO Communications (B)
       51.770%, 04/15/08                 800              72
                                                    --------
                                                      60,697
                                                    --------
TRANSPORTATION SERVICES -- 0.4%
   Allied Holdings, Ser B
        8.625%, 10/01/07                 850             323
   Kansas City Southern
        9.500%, 10/01/08                 750             765
   Oshkosh Trucking
        8.750%, 03/01/08               2,000           1,980
                                                    --------
                                                       3,068
                                                    --------
WHOLESALE -- 0.1%
   Owens & Minor (A)
        8.500%, 07/15/11                 500             516
                                                    --------
Total Corporate Obligations
   (Cost $754,895)                                   670,558
                                                    --------

COMMON STOCK -- 0.2%
   Aurora Foods                       33,650             135
   Crown Packaging (F)*              100,848               1
   Jordan Telecommunications (F)*        500               9
   Metretek Technologies*             60,000              51
   OpTel*                                300              --
   Phase Metrics, Cl A (G)*           36,136              16
   Price Communications*              25,892             439
   Safelite Glass, Cl B (D) (F) (G)*   5,161              --
   Safelite Realty (D) (F) (G)*          348              --
   Safety Components International*   26,759             214
   SF Holdings Group, Cl C (A)*          200              --
   Weatherford International*         23,167             591
   WorldCom - MCI Group*                 213               3
                                                    --------
Total Common Stock
   (Cost $2,865)                                       1,459
                                                    --------

--------------------------------------------------------------------------------
88          SEI Institutional Managed Trust / Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED/CONVERTIBLE STOCK -- 0.7%
   Adelphia Business Solution,
     Ser B PIK*                           14         $     2
   Adelphia Communications,
     Ser B PIK                     1,254,249           1,116
   Ameriking PIK (F)*              3,553,800              --
   BPC Holding, Ser B PIK*           646,256             549
   Crown Paper PIK*                  817,500              14
   Diva Systems, Ser C*               41,615               1
   E.Spire Communications PIK (A)*       617              --
   Earthwatch PIK*                         2              --
   Earthwatch, Ser C PIK*              5,350               1
   Great Lakes Carbon, Ser B PIK*    500,000             300
   InterAct Electriconic Marketing,
     Convertible 14.00 (F)*              700              --
   InterAct Operating PIK (F)*       458,778              --
   Intermedia Communication PIK*           6               7
   Intermedia Communication,
     Ser B PIK*                          451             487
   Metretek Technologies*                300             274
   Next Generation Network,
     Ser C PIK*                    1,290,000              65
   Nextel Communications,
     Ser E PIK*                        4,410             190
   Pegasus Satellite PIK (F)*          4,300             327
   Pegasus Satellite PIK*                  1              --
   Pegasus Satellite,
     Ser A1 PIK (A)*                       1              --
   Peninsula Gaming*                   7,042              42
   Primedia, Ser D, Exchange*          4,000             160
   SD Warren PIK*                  1,327,000           1,430
   WorldCom (A)*                      20,000             468
   XO Communications PIK*              9,279              65
                                                    --------
Total Preferred/Convertible Stock
   (Cost $9,986)                                       5,498
                                                    --------
WARRANTS -- 0.2%
   Airgate PCS, Expires 10/01/09 (D)*  1,400             129
   Ampex, Expires 03/15/03 (F)*       34,000              --
   Australis Media, Expires
     10/30/01 (A) (F) (I)*               500              --
   Dairy Mart Stores,
     Expires 12/12/01*                 1,334              --
   Dayton Superior,
     Expires 06/15/09 (D) (F)*         1,500              23
   Diva System, Expires
     01/01/10 (D) (G)*                 1,915              --
   Diva Systems, Expires
     03/01/08 (F)*                    11,271              --
   E.Spire Communications,
     Expires 11/01/05 (A) (G)*           500              --
   Equinix, Expires 12/01/07*            800              16
   GT Group Telecom, Expires 02/01/10* 2,150              32
   HF Holdings, Expires 07/15/02*      3,156               3
   Horizon PCS, Expires
     10/01/10 (D) (F)*                 4,100             205
   InterAct Electronic Marketing,
     Expires 08/01/03 (F)*               700              --
   InterAct Electronic Marketing,
     Expires 12/15/09 (A) (F)*           700              --


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
   International Utility Structures,
     Expires 02/01/03*                   500        $     --
   IPCS, Expires 07/15/10 (D) (F)*     2,750             138
   Iwo Holdings, Expires 01/15/11 (D)* 3,650             256
   Jostens, Expires 05/01/10*          1,500              23
   Key Energy Services,
     Expires 01/15/09*                 1,150              26
   KMC Telecommunications Holdings,
     Expires 04/15/08 (A)*             1,250               1
   Leap Wireless International,
     Expires 04/15/10 (D) (F)*         5,000             200
   Metretek Technologies,
     Expires 09/10/03*                30,000              19
   Metricom, Expires 02/15/10*         1,000              --
   Motient, Expires 04/01/08 (A)*        900              --
   Mrs. Fields Holdings,
     Expires 12/01/05*                   800               8
   Next Generation Media,
     Expires 02/01/08*                 2,365              --
   Nextel International,
     Expires 04/15/07 (I)*               400              --
   Orbital Imaging,
     Expires 03/01/05 (A)*               950              --
   Pegasus Communications,
     Expires 01/01/07 (I)*               250               3
   PLD Telekom, Expires 06/01/06*        830              --
   Pliant, Expires 06/01/10*           1,300              --
   Republic Technology,
     Expires 07/15/09*                   550              --
   Safelite Glass, Cl A,
     Expires 09/29/06 (D) (F) (G)*    12,649              --
   Safelite Glass, Cl B,
     Expires 09/29/07 (D) (F) (G)*     8,433              --
   Startec Global Communications,
     Expires 05/15/08 (A)*               500              --
   Telus, Expires 09/15/05*            2,159              19
   Travelcenters of America,
     Expires 05/01/09 (D)(F)*          7,500              75
   USN Communication,
     Expires 08/15/04*                11,540              --
   Waste Systems International,
     Expires 01/15/06 (F)*             8,250              --
   Windsor Woodmont Black Hawk Resort,
     Expires 03/15/10 (G)*             1,000              --
   Worldwide Flight Services,
     Expires 08/15/07*                   800              --
                                                    --------
Total Warrants
   (Cost $1,202)                                       1,176
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2001          89

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

--------------------------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (G) -- 1.2%
   GE Capital
        3.800%, 10/01/01              $8,988        $  8,988
                                                    --------
Total Commercial Paper
   (Cost $8,988)                                       8,988
                                                    --------

CASH EQUIVALENT -- 1.7%
   Evergreen Institutional
     Money Market Fund            12,138,695          12,139
                                                    --------
Total Cash Equivalent
   (Cost $12,139)                                     12,139
                                                    --------

REPURCHASE AGREEMENT -- 1.0%
   Morgan Stanley Dean Witter
     3.330%, dated 09/28/01, matures
     10/01/01, repurchase price
     $7,350,446 (collateralized by
     FNMA obligations, total market
     value: $7,519,331)                7,348           7,348
                                                    --------
Total Repurchase Agreement
   (Cost $7,348)                                       7,348
                                                    --------
Total Investments -- 98.0%
   (Cost $797,423)                                  $707,166
                                                    ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*Non-income producing security
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step bond -- The rate reflected on the Schedule of Investments is the effective yield on September 30, 2001. The coupon on a step bond changes on a specific date.
(C) In default on interest payments.
(D) Restricted security, not readily marketable (See Note 2).
(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(F) Security considered illiquid
(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
(H) Variable Rate Security -- the rate reported on the Schedule of Investments is the rate in effect as of September 30, 2001.
(I) Warrants are attached to senior debt obligation.
Cl -- Class
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
PCS -- Personal Communications System
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
90          SEI Institutional Managed Trust / Annual Report / September 30, 2001

Statements of Assets and Liabilities ($ Thousands)

September 30, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                             LARGE CAP          CAPITAL                         HIGH YIELD
                                                                GROWTH     APPRECIATION          BALANCED             BOND
                                                                  FUND             FUND              FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $4,001,313, $12,782, $17,972
     and $797,423 respectively)                              $3,465,281          $13,652           $19,435         $707,166
   Cash                                                              --                3                --            1,181
   Income receivable                                              7,530               14               142           18,435
   Receivable for investment securities sold                    387,858           11,158             3,889           13,780
   Receivable for capital shares sold                             8,082                5                47            8,641
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                               3,868,751           24,832            23,513          749,203
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securities purchased                  369,678            9,165             3,906           18,518
   Income distribution payable                                       --               --                --            5,973
   Payable for capital shares redeemed                            8,810               52               221            2,854
   Payable for investment advisory fees                             502                2                 3              131
   Payable for management fees                                      995                6                 6              218
   Payable for shareholder servicing fees                           711                3                 4              156
   Accrued expenses                                                 467                2                --               39
   Cash overdraft due to custodian                                  365               --                 1               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                            381,528            9,230             4,141           27,889
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                             $3,487,223          $15,602           $19,372         $721,314
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Fund Shares of Class A
     (unlimited authorization -- no par value)
     based on 208,467,689, 3,778,208, 2,576,635 and
     91,806,588, respectively                                 5,165,306           21,689            24,533          942,397
   Fund Shares of Class I
     (unlimited authorization -- no par value)
     based on 4,834, 0, 0 and 0, respectively                        99               --                --               --
   Undistributed net investment income (distributions
     in excess of net investment income)                             --                3               121               (3)
   Accumulated net realized loss on investments              (1,136,752)          (6,960)           (6,745)        (130,823)
   Net unrealized depreciation on futures                        (5,398)              --                --               --
   Net unrealized appreciation (depreciation) on investments   (536,032)             870             1,463          (90,257)
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                    $3,487,223          $15,602           $19,372         $721,314
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                                     $16.73            $4.13             $7.52            $7.86
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                                     $16.72              N/A               N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001           91

Statements of Operations ($ Thousands)

For the year or period ended September 30, 2001


-----------------------------------------------------------------------------------------------------------------------------------
                                          TAX-MANAGED         LARGE CAP          LARGE CAP     TAX-MANAGED           SMALL
                                            LARGE CAP             VALUE             GROWTH       SMALL CAP       CAP VALUE
                                                 FUND              FUND               FUND        FUND (2)            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                $  24,869         $  72,496        $  15,909             $ 902          $15,267
   Interest Income                              2,250             3,329            7,191               247            1,929
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                     27,119            75,825           23,100             1,149           17,196
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                              6,544            13,491           14,401               379            3,198
   Investment Advisory Fees                     7,479            13,491           16,458               705            5,939
   Custodian/Wire Agent Fees                      101               408              467                11               69
   Transfer Agent Fees (1)                         --                --               --                --               --
   Professional Fees                               10                96              113                 3                8
   Registration Fees                               22               113              441                30                9
   Printing Fees                                   24               218              264                 5               43
   Trustee Fees                                     4                28               45                 1                6
   Shareholder Servicing Fees                   4,675             9,636           10,286               271            2,284
   Distribution Fees (1)                           --                --               --                --               --
   Other Expenses                                   8                56              118                 5                7
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                              18,867            37,537           42,593             1,410           11,563
-----------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                  (1,168)           (2,255)          (2,548)              (91)            (281)
     Shareholder Servicing Fees                (1,794)           (2,497)          (5,044)             (126)          (1,224)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                15,905            32,785           35,001             1,193           10,058
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                   11,214            43,040          (11,901)              (44)           7,138
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                   (316,525)           56,789       (1,035,542)          (12,291)         109,801
   Net Realized Gain (Loss) from Futures
     and Options Contracts                    (13,161)          (16,496)         (21,616)           (1,066)          (7,938)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                       (347,018)         (288,947)      (1,871,466)           (7,940)         (78,168)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $(665,490)        $(205,614)     $(2,940,525)         $(21,341)         $30,833
-----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                  SMALL                            CAPITAL
                                             CAP GROWTH           MID-CAP     APPRECIATION            EQUITY          BALANCED
                                                   FUND              FUND             FUND       INCOME FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                  $  1,259            $  519           $  122             $ 556             $  88
   Interest Income                               2,201                56              120               128               777
----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                       3,460               575              242               684               865
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                               4,040               133               97               101               102
   Investment Advisory Fees                      7,522               152              114               115               116
   Custodian/Wire Agent Fees                       132                 7                4                 1                 1
   Transfer Agent Fees (1)                           4                --               --                --                --
   Professional Fees                                35                --                1                 1                 1
   Registration Fees                               136                --                6                 5                --
   Printing Fees                                    75                 1                2                 9                 2
   Trustee Fees                                     15                --                3                 2                --
   Shareholder Servicing Fees                    2,883                95               71                72                73
   Distribution Fees (1)                             2                --               --                --                --
   Other Expenses                                   69                 1               27                 6                 5
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                               14,913               389              325               312               300
----------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                     (162)               --              (17)              (15)              (13)
     Shareholder Servicing Fees                 (2,038)               (9)             (69)              (53)              (69)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                 12,713               380              239               244               218
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    (9,253)              195                3               440               647
----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                    (244,526)           (2,455)          (6,043)            1,823            (6,728)
   Net Realized Gain (Loss) from Futures
     and Options Contracts                      (8,091)             (430)            (763)             (683)               --
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                        (389,169)           (5,060)         (12,480)           (5,294)           (4,551)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $(651,039)          $(7,750)        $(19,283)          $(3,714)         $(10,632)
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------

                                                COREFIXED     HIGH YIELD
                                                     FUND      BOND FUND
--------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                    $     --        $   563
   Interest Income                               210,000         84,108
--------------------------------------------------------------------------
   Total Investment Income                       210,000         84,671
--------------------------------------------------------------------------
EXPENSES:
   Management Fees                                 9,193          2,664
   Investment Advisory Fees                        9,029          3,711
   Custodian/Wire Agent Fees                         367             72
   Transfer Agent Fees (1)                            --             --
   Professional Fees                                  97             21
   Registration Fees                                 101             19
   Printing Fees                                     201             44
   Trustee Fees                                        2              6
   Shareholder Servicing Fees                      8,209          1,903
   Distribution Fees (1)                              --             --
   Other Expenses                                    412             60
--------------------------------------------------------------------------
   Total Expenses                                 27,611          8,500
--------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                     (1,932)          (698)
     Shareholder Servicing Fees                   (5,967)        (1,328)
--------------------------------------------------------------------------
   Net Expenses                                   19,712          6,474
--------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     190,288         78,197
--------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                        70,872       (119,467)
   Net Realized Gain (Loss) from Futures
     and Options Contracts                        10,900             --
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                           131,253          3,919
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $403,313       $(37,351)
--------------------------------------------------------------------------
(1) Fees are incurred at the Class D level only. Class D was fully liquidated on January 31, 2001.
(2) The Tax-Managed Small Cap Fund commenced operations October 30, 2000. Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
      SEI Institutional Managed Trust / Annual Report /September 30, 2001
                                     92 & 93

Statements of Changes in Net Assets ($ Thousands)

For the years or periods ended September 30,

-------------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                   LARGE CAP                   LARGE CAP
                                                LARGE CAP FUND                 VALUE FUND                  GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                             09/30/00-   09/30/99-       09/30/00-     09/30/99-     09/30/00-      09/30/99-
                                             09/30/01    09/30/00        09/30/01      09/30/00      09/30/01       09/30/00
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)         $    11,214  $    9,727      $   43,040    $  47,233   $    (11,901)      $ (12,590)
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts    (329,686)    (38,273)         40,293       22,389     (1,057,158)        237,913
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                     (347,018)    109,420        (288,947)      89,186     (1,871,466)        615,141
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                       (665,490)     80,874        (205,614)     158,808     (2,940,525)        840,464
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                (10,653)     (8,415)        (44,116)     (42,400)            --              --
     Class D                                     --          --              --           --             --              --
     Class I                                     --          --              --           --             --              --
   Return of Capital:
     Class A                                     --          --              --           --             --              --
   Net Capital Gains:
     Class A                                     --      (1,970)        (29,848)    (117,434)      (190,075)        (93,509)
     Class D                                     --          --              --           --             --              --
     Class I                                     --          --              --           --             --              --
   Distributions in Excess of Net Capital Gains:
     Class A                                     --          --              --           --        (76,595)             --
     Class D                                     --          --              --           --             --              --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                      (10,653)    (10,385)        (73,964)    (159,834)      (266,670)        (93,509)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued          1,187,893   1,444,684       1,984,215    1,935,065      2,856,227       2,440,172
     Reinvestment of Cash Distributions       9,644       9,571          68,682      146,901        248,565          85,579
     Proceeds from In-Kind Transactions (4)      --          --              --           --             --              --
     Cost of Shares Redeemed               (832,599)   (265,578)     (1,731,972)    (984,650)    (1,308,523)     (1,001,463)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions              364,938   1,188,677         320,925    1,097,316      1,796,269       1,524,288
-------------------------------------------------------------------------------------------------------------------------------
   Class D (2):
     Proceeds from Shares Issued                 --          --              --           --             --              --
     Reinvestment of Cash Distributions          --          --              --           --             --              --
     Cost of Shares Redeemed                     --          --              --           --             --              --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                   --          --              --           --             --              --
-------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --          --             169           --             99              --
     Reinvestment of Cash Distributions          --          --              --           --             --              --
     Cost of Shares Redeemed                     --          --              --           --             --              --
-------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                   --          --             169           --             99              --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions        364,938   1,188,677         321,094    1,097,316      1,796,368       1,524,288
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets   (311,205)  1,259,166          41,516    1,096,290     (1,410,827)      2,271,243
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                    1,969,302     710,136       3,548,830    2,452,540      4,898,050       2,626,807
   END OF PERIOD                         $1,658,097  $1,969,302      $3,590,346   $3,548,830    $ 3,487,223      $4,898,050
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                               TAX-MANAGED                SMALL CAP                          SMALL CAP
                                            SMALL CAP FUND (3)            VALUE FUND                         GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                                  10/31/00-         09/30/00-      09/30/99-          09/30/00-      09/30/99-
                                                  09/30/01          09/30/01       09/30/00           09/30/01       09/30/00
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                    $   (44)          $ 7,138       $ 7,289            $  (9,253)   $ (10,341)
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts            (13,357)          101,863        42,479             (252,617)     497,728
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                              (7,940)          (78,168)       71,380             (389,169)      50,025
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                               (21,341)           30,833       121,148             (651,039)     537,412
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                            --            (7,664)       (5,947)                  --           --
     Class D                                            --                --            --                   --           --
     Class I                                            --                --            --                   --           --
   Return of Capital:
     Class A                                           (55)               --            --                   --           --
   Net Capital Gains:
     Class A                                            --           (43,478)           --             (352,125)     (80,820)
     Class D                                            --                --            --                 (854)        (213)
     Class I                                            --                --            --                   --           --
   Distributions in Excess of Net Capital Gains:
     Class A                                            --                --            --              (19,666)          --
     Class D                                            --                --            --                  (48)          --
------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                 (55)          (51,142)       (5,947)            (372,693)     (81,033)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                   201,813           435,727       430,626              806,071    1,068,219
     Reinvestment of Cash Distributions                 55            45,176         5,174              318,503       67,665
     Proceeds from In-Kind Transactions (4)             --               726            --                   --           --
     Cost of Shares Redeemed                       (55,343)         (564,487)     (225,850)            (856,073)    (946,720)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                     146,525           (82,858)      209,950              268,501      189,164
------------------------------------------------------------------------------------------------------------------------------
   Class D (2):
     Proceeds from Shares Issued                        --                --            --                  185        1,338
     Reinvestment of Cash Distributions                 --                --            --                  887          210
     Cost of Shares Redeemed                            --                --            --               (4,253)        (737)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                          --                --            --               (3,181)         811
------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                        --                --            --                   57           --
     Reinvestment of Cash Distributions                 --                --            --                   --           --
     Cost of Shares Redeemed                            --                --            --                   --           --
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                          --                --            --                   57           --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               146,525           (82,858)      209,950              265,377      189,975
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets           125,129          (103,167)      325,151             (758,355)     646,354
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                  --           897,276       572,125            1,579,792      933,438
   END OF PERIOD                                  $125,129          $794,109      $897,276           $  821,437   $1,579,792
------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 5 in the notes to financial statements for additional information.
(2) Class D was fully liquidated on January 31, 2001.
(3) The Tax-Managed Small Cap Fund commenced operations October 31, 2000.
(4) See Note 8 in the notes to financial statements for additional information. The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
      SEI Institutional Managed Trust / Annual Report /September 30, 2001
                                     94 & 95

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

-------------------------------------------------------------------------------------------------------------------------------
                                                                                CAPITAL                     EQUITY
                                                 MID-CAP FUND              APPRECIATION FUND              INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
                                            09/30/00-   09/30/99-      09/30/00-     09/30/99-      09/30/00-     09/30/99-
                                            09/30/01    09/30/00       09/30/01      09/30/00       09/30/01      09/30/00
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                     $  195    $    180          $    3     $    244       $    440     $    954
   Net Realized Gain (Loss) from Investment
     Transactions, Futures
     and Options Contracts                   (2,885)      5,452          (6,806)      15,918          1,140        6,678
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts           (5,060)      3,233         (12,480)      (4,928)        (5,294)      (4,200)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                         (7,750)      8,865         (19,283)      11,234         (3,714)       3,432
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                   (202)       (173)             --         (407)          (523)      (1,219)
     Class I                                     --          --              --           --             --           --
   Net Capital Gains:
     Class A                                 (4,986)     (3,370)        (12,631)     (20,458)        (6,929)     (25,817)
     Class I                                     --          --              --           --             --           --
   Distributions in Excess of Net Capital Gains:
     Class A                                   (154)         --            (156)          --           (208)          --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                       (5,342)     (3,543)        (12,787)     (20,865)        (7,660)     (27,036)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued             46,394      18,223           6,138       21,588          5,690       27,327
     Reinvestment of Cash Distributions       4,275       2,602          10,030       13,507          5,252       14,435
     Cost of Shares Redeemed                (46,749)    (18,994)        (15,538)     (63,019)       (14,390)     (63,295)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                3,920       1,831             630      (27,924)        (3,448)     (21,533)
-------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --          --              --           --             --           --
     Reinvestment of Cash Distributions          --          --              --           --             --           --
     Cost of Shares Redeemed                     --          --              --           --             --           --
-------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                   --          --              --           --             --           --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          3,920       1,831             630      (27,924)        (3,448)     (21,533)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets     (9,172)      7,153         (31,440)     (37,555)       (14,822)     (45,137)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                       42,148      34,995          47,042       84,597         35,698       80,835
   END OF PERIOD                            $32,976     $42,148         $15,602    $  47,042        $20,876      $35,698
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         CORE                       HIGH YIELD
                                                      BALANCED FUND                FIXED INCOME FUND                 BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                09/30/00-       09/30/99-      09/30/00-      09/30/99-       09/30/00-    09/30/99-
                                                09/30/01        09/30/00       09/30/01       09/30/00        09/30/01     09/30/00
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                       $    647       $  1,087       $  190,288    $  168,394         $ 78,197    $  64,142
   Net Realized Gain (Loss) from Investment
     Transactions, Futures
     and Options Contracts                       (6,728)         3,510           81,772        (8,702)        (119,467)      (9,654)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts               (4,551)          (465)         131,253        31,396            3,919      (55,882)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                            (10,632)         4,132          403,313       191,088          (37,351)      (1,394)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                       (699)        (1,211)        (190,692)     (168,653)         (78,204)     (64,133)
     Class I                                         --             --               (1)           --               --           --
   Net Capital Gains:
     Class A                                     (2,993)        (4,888)              --            --               --           --
     Class I                                         --             --               --            --               --           --
   Distributions in Excess of Net Capital Gains:
     Class A                                        (17)            --               --            --               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                           (3,709)        (6,099)        (190,693)     (168,653)         (78,204)     (64,133)
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                  5,264          9,765        1,449,324     1,371,881          254,618      388,032
     Reinvestment of Cash Distributions           3,235          5,078          174,201       152,255           75,415       61,918
     Cost of Shares Redeemed                    (13,869)       (28,280)      (1,430,186)     (781,921)        (257,105)    (127,700)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                   (5,370)       (13,437)         193,339       742,215           72,928      322,250
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                     --             --               84            --               --           --
     Reinvestment of Cash Distributions              --             --                1            --               --           --
     Cost of Shares Redeemed                         --             --               --            --               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                       --             --               85            --               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions             (5,370)       (13,437)         193,424       742,215           72,928      322,250
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets        (19,711)       (15,404)         406,044      (764,650)         (42,627)     256,723
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                           39,083         54,487        3,113,103     2,348,453          763,941      507,218
   END OF PERIOD                                $19,372        $39,083       $3,519,147    $3,113,103        $ 721,314    $ 763,941
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 5 in the notes to financial statements for additional information. The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
       SEI Institutional Managed Trust / Annual Report /September 30, 2001
                                     96 & 97

Financial Highlights

For the periods ended September 30,
For a Share Outstanding Throughout the Periods

----------------------------------------------------------------------------------------------------------------------------

                                      Net Realized
                                               and               Distributions
               Net Asset        Net     Unrealized Distributions          from                                    Ratio of
                  Value, Investment          Gains      from Net      Realized  Net Asset            Net Assets   Expenses
               Beginning     Income       (Losses)    Investment       Capital Value, End   Total End of Period to Average
               of Period      (Loss) on Securities        Income         Gains  of Period  Return  ($Thousands) Net Assets
---------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2001           $13.62     $ 0.07       $ (4.13)      $(0.07)       $   --      $ 9.49   (29.92)% $1,658,097       0.85%
   2000            12.65       0.09          1.00        (0.09)        (0.03)      13.62     8.66    1,969,302       0.85
   1999             9.61       0.08          3.04        (0.08)           --       12.65    32.60      710,136       0.85
   1998(1)         10.00       0.04         (0.42)       (0.01)           --        9.61    (3.82)+    170,097       0.85

LARGE CAP VALUE FUND
 Class A
   2001           $18.70     $ 0.21       $ (1.14)      $(0.22)       $(0.16)     $17.39    (5.08)% $3,590,194       0.85%
   2000            18.97       0.27          0.56        (0.26)        (0.84)      18.70     4.47    3,548,830       0.85
   1999            17.31       0.24          2.67        (0.24)        (1.01)      18.97    17.13    2,452,540       0.85
   1998            19.37       0.25         (0.42)       (0.26)        (1.63)      17.31    (1.40)   1,410,903       0.85
   1997            14.78       0.28          5.77        (0.29)        (1.17)      19.37    44.12      866,826       0.85
 Class I
   2001(2)        $19.38     $ 0.03       $ (2.02)      $   --        $   --      $17.39   (10.27)%+ $     152       1.10%

LARGE CAP GROWTH FUND
 Class A
   2001           $36.24     $(0.06)      $(17.75)      $   --        $(1.70)(5)  $16.73   (51.08)% $3,487,142       0.85%
   2000            28.58      (0.04)         8.67           --         (0.97)      36.24    30.67    4,898,050       0.85
   1999            21.01      (0.05)         7.92           --         (0.30)      28.58    37.74    2,626,807       0.85
   1998            20.40       0.03          1.62        (0.04)        (1.00)      21.01     8.35    1,379,199       0.85
   1997            15.03       0.03          6.33        (0.05)        (0.94)      20.40    44.35      800,479       0.85
 Class I
   2001(2)        $20.60     $(0.01)      $ (3.87)      $   --        $   --      $16.72   (18.83)%+ $      81       1.10%

TAX-MANAGED SMALL CAP FUND
 Class A
   2001(3)        $10.00     $   --       $ (1.84)      $(0.01)(6)        --      $ 8.15   (18.46)%+ $ 125,129       1.10%

SMALL CAP VALUE FUND
 Class A
   2001           $16.13     $ 0.13       $  0.36       $(0.14)       $(0.82)     $15.66     3.12% $   794,109       1.10%
   2000            14.06       0.15          2.05        (0.13)           --       16.13    15.74      897,276       1.10
   1999            13.67       0.05          0.57        (0.05)        (0.18)      14.06     4.47      572,125       1.10
   1998            17.85       0.05         (2.22)       (0.04)        (1.97)      13.67   (13.68)     430,010       1.10
   1997            13.17       0.05          5.74        (0.05)        (1.06)      17.85    47.16      323,337       1.11

SMALL CAP GROWTH FUND
 Class A
   2001           $30.57     $(0.14)      $(10.81)      $   --        $(7.27)(7)  $12.35   (42.83)% $  821,391       1.10%
   2000            21.12      (0.01)        11.28           --         (1.82)      30.57    55.28    1,575,462       1.10
   1999            13.68      (0.12)         7.62           --         (0.06)      21.12    55.00      931,024       1.10
   1998            19.32      (0.08)        (4.92)          --         (0.64)      13.68   (26.53)     536,393       1.10
   1997            20.51       0.02          2.64           --         (3.85)      19.32    17.23      561,414       1.10
 Class D
   2001(4)        $29.73     $(0.13)      $ (4.66)      $   --        $(7.27)(7)  $17.67   (14.88)%+* $     --       1.50%
   2000            20.63       0.29         10.63           --         (1.82)      29.73    54.87*       4,330       1.35
   1999            13.40      (0.26)         7.55           --         (0.06)      20.63    54.58*       2,414       1.42
   1998            18.99      (0.14)        (4.81)          --         (0.64)      13.40   (26.74)*      1,951       1.46
   1997            20.29      (0.11)         2.66           --         (3.85)      18.99    16.80*       2,202       1.46
 Class I
   2001(2)        $15.59     $(0.02)      $ (3.22)      $   --        $   --      $12.35   (20.78)%+ $      46       1.35%



---------------------------------------------------------------
                                        Ratio of Net
               Ratio of Net   Ratio of    Investment
                 Investment   Expenses Income (Loss)
                     Income to Average    to Average
                     (Loss) Net Assets    Net Assets Portfolio
                 to Average (Excluding    (Excluding  Turnover
                 Net Assets   Waivers)      Waivers)      Rate
---------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2001                 0.60%     1.01%        0.44%       84%
   2000                 0.69      1.06         0.48        47
   1999                 0.71      0.90         0.66        21
   1998(1)              1.18      0.90         1.13        12

LARGE CAP VALUE FUND
 Class A
   2001                 1.11%     0.97%        0.99%       89%
   2000                 1.55      0.97         1.43        70
   1999                 1.26      0.85         1.26        49
   1998                 1.42      0.85         1.42        79
   1997                 1.74      0.85         1.74        67
 Class I
   2001(2)              1.09%     1.22%        0.97%       89%

LARGE CAP GROWTH FUND
 Class A
   2001                (0.29)%    1.03%       (0.47)%     112%
   2000                (0.32)     1.02        (0.49)       69
   1999                (0.24)     0.90        (0.29)       45
   1998                 0.11      0.90         0.06        80
   1997                 0.22      0.90         0.17        73
 Class I
   2001(2)             (0.45)%    1.28%       (0.63)%     112%

TAX-MANAGED SMALL CAP FUND
 Class A
   2001(3)             (0.04)%    1.30%       (0.24)%      82%

SMALL CAP VALUE FUND
 Class A
   2001                 0.78%     1.26%        0.62%       99%
   2000                 1.03      1.28         0.85       119
   1999                 0.38      1.10         0.38       130
   1998                 0.34      1.10         0.34        77
   1997                 0.37      1.11         0.37        98

SMALL CAP GROWTH FUND
 Class A
   2001                (0.80)%    1.29%       (0.99)%     157%
   2000                (0.74)     1.27        (0.91)      182
   1999                (0.72)     1.10        (0.72)      141
   1998                (0.56)     1.10        (0.56)      128
   1997                (0.60)     1.10        (0.60)      107
 Class D
   2001(4)                --%     1.69%       (0.19)%     157%
   2000                (0.99)     1.41        (1.05)      182
   1999                (1.04)     1.47        (1.09)      141
   1998                (0.92)     1.46        (0.92)      128
   1997                (0.95)     1.46        (0.95)      107
 Class I
   2001(2)             (1.12)%    1.54%       (1.31)%     157%




--------------------------------------------------------------------------------
98           SEI Institutional Managed Trust / Annual Report /September 30, 2001

------------------------------------------------------------------------------------------------------------------------------

                                      Net Realized
                                               and               Distributions
               Net Asset                Unrealized Distributions          from                                       Ratio of
                  Value,        Net          Gains      from Net      Realized  Net Asset               Net Assets   Expenses
               Beginning Investment       (Losses)    Investment       Capital Value, End      Total End of Period to Average
               of Period     Income  on Securities        Income         Gains  of Period     Return  ($Thousands) Net Assets
------------------------------------------------------------------------------------------------------------------------------
MID-CAP FUND
 Class A
   2001           $17.42     $0.07          $(3.22)     $(0.08)      $(2.00)(8)    $12.19     (19.59)% $  32,976       1.00%
   2000            15.19      0.07            3.76       (0.07)       (1.53)        17.42      27.14      42,148       1.00
   1999            14.00      0.07            2.21       (0.07)       (1.02)        15.19      16.53      34,995       1.00
   1998            19.56      0.13           (2.67)      (0.15)       (2.87)        14.00     (15.41)     35,160       1.00
   1997            14.96      0.13            5.86       (0.14)       (1.25)        19.56      43.13      35,047       0.93

CAPITAL APPRECIATION FUND
 Class A
   2001           $11.80     $  --          $(4.34)     $   --       $(3.33)(9)    $ 4.13     (48.17)% $  15,602       0.84%
   2000            13.23      0.05            2.03       (0.08)       (3.43)        11.80      18.46      47,042       0.84
   1999            14.01      0.07            2.92       (0.09)       (3.68)        13.23      23.13      84,597       0.84
   1998            18.20      0.16            0.92       (0.16)       (5.11)        14.01       7.08     118,741       0.84
   1997            18.14      0.21            4.65       (0.22)       (4.58)        18.20      34.02     164,238       0.84

EQUITY INCOME FUND
 Class A
   2001           $ 9.30     $0.11          $(1.12)     $(0.13)      $(1.95)(10)   $ 6.21     (13.46)% $  20,876       0.85%
   2000            12.59      0.20            0.50       (0.22)       (3.77)         9.30       6.60      35,698       0.85
   1999            14.61      0.24            1.87       (0.24)       (3.89)        12.59      15.35      80,835       0.85
   1998            18.02      0.41           (0.09)      (0.38)       (3.35)        14.61       1.51     116,576       0.85
   1997            16.40      0.39            4.33       (0.42)       (2.68)        18.02      33.46     173,766       0.85

BALANCED FUND
 Class A
   2001           $12.08     $0.21          $(3.60)     $(0.22)      $(0.95)(11)   $ 7.52     (30.33)% $  19,372       0.75%
   2000            12.49      0.28            0.80       (0.31)       (1.18)        12.08       9.18      39,083       0.75
   1999            13.17      0.31            1.10       (0.34)       (1.75)        12.49      11.22      54,487       0.75
   1998            14.06      0.41            0.80       (0.40)       (1.70)        13.17       9.49      56,256       0.75
   1997            13.94      0.41            2.27       (0.42)       (2.14)        14.06      22.38      51,195       0.75

CORE FIXED INCOME FUND
 Class A
   2001           $10.08     $0.61          $ 0.67      $(0.61)      $   --        $10.75      13.00% $3,519,061       0.60%
   2000            10.03      0.62            0.05       (0.62)          --         10.08       6.97   3,113,103       0.60
   1999            10.92      0.56           (0.66)      (0.56)       (0.23)        10.03      (0.96)  2,348,453       0.60
   1998            10.40      0.61            0.54       (0.61)       (0.02)        10.92      11.42   1,465,285       0.60
   1997            10.23      0.63            0.33       (0.63)       (0.16)        10.40       9.80   1,063,335       0.60
 Class I
   2001(2)        $10.60     $0.08          $ 0.16      $(0.08)      $   --        $10.76       2.28%+ $      86       0.85%

HIGH YIELD BOND FUND
 Class A
   2001           $ 9.15     $0.88          $(1.29)     $(0.88)      $   --        $ 7.86      (4.76)% $ 721,314       0.85%
   2000            10.11      0.96           (0.96)      (0.96)          --          9.15      (0.09)    763,941       0.85
   1999            10.81      1.02           (0.64)      (1.02)       (0.06)        10.11       3.51     507,218       0.85
   1998            11.66      1.04           (0.75)      (1.04)       (0.10)        10.81       2.25     314,937       0.85
   1997            11.14      1.04            0.57       (1.04)       (0.05)        11.66      15.30     236,457       0.86


-------------------------------------------------------------
                                      Ratio of Net
             Ratio of Net   Ratio of    Investment
               Investment   Expenses Income (Loss)
                   Income to Average    to Average
                   (Loss) Net Assets    Net Assets Portfolio
               to Average (Excluding    (Excluding  Turnover
               Net Assets   Waivers)      Waivers)      Rate
-------------------------------------------------------------
MID-CAP FUND
 Class A
   2001             0.51%     1.02%        0.49%        193%
   2000             0.48      1.05         0.43         170
   1999             0.40      1.00         0.40         139
   1998             0.93      1.00         0.93         106
   1997             0.79      0.94         0.78          92

CAPITAL APPRECIATION FUND
 Class A
   2001             0.01%     1.15%       (0.30)%       133%
   2000             0.41      1.02         0.23         140
   1999             0.47      0.91         0.41         147
   1998             1.03      0.89         0.98         238
   1997             1.20      0.89         1.15         178

EQUITY INCOME FUND
 Class A
   2001             1.53%     1.09%        1.29%         17%
   2000             1.88      1.02         1.71          91
   1999             1.66      0.91         1.60          75
   1998             1.85      0.90         1.80          66
   1997             2.38      0.90         2.33          40

BALANCED FUND
 Class A
   2001             2.22%     1.03%        1.94%        132%
   2000             2.34      1.02         2.07         205
   1999             2.39      0.75         2.39         188
   1998             2.90      0.80         2.85         183
   1997             3.15      0.81         3.09         197

CORE FIXED INCOME FUND
 Class A
   2001             5.79%     0.84%        5.55%        358%
   2000             6.27      0.83         6.04         265
   1999             5.47      0.60         5.47         334
   1998             5.77      0.60         5.77         344
   1997             6.17      0.61         6.16         216
 Class I
   2001(2)          5.01%     1.09%        4.77%        358%

HIGH YIELD BOND FUND
 Class A
   2001            10.27%     1.12%       10.00%        105%
   2000             9.92      1.12         9.65          40
   1999             9.62      0.89         9.58          17
   1998             8.94      0.89         8.90          56
   1997             9.33      0.91         9.28          68

+    Returns are for the period indicated and have not been annualized.
*    Sales load is not reflected in total return.
(1) Commenced operations on March 4, 1998. All ratios for the period have been annualized.
(2) Commenced operations on August 6, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(4) Class D shares were fully liquidated January 31, 2001. All ratios for the period have been annualized.
(5) Includes distributions in excess of realized capital gains of $(0.49) for Class A of the Large Cap Growth Fund.
(6)  Return of Capital.
(7) Includes distributions in excess of realized capital gains of $(0.38) and $(0.38) for Class A and Class D, respectively of the Small Cap Growth Fund.
(8) Includes distributions in excess of realized capital gains of $(0.06) for Class A of the Mid-Cap Fund.
(9) Includes distributions in excess of realized capital gains of $(0.04) for Class A of the Capital Appreciation Fund.
(10) Includes distributions in excess of realized capital gains of $(0.06) for Class A of the Equity Income Fund.
(11) Includes distributions in excess of realized capital gains of $(0.01) for Class A of the Balanced Fund.
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001           99

Notes to Financial Statements

1. ORGANIZATION
SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 12 diversified Funds (the "Funds"): Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds. The Trust is registered to offer Class A shares of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds, and Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Growth, Small Cap Value and Core Fixed Income Funds. Effective January 31, 2001, Class D shares for the Small Cap Growth Fund were fully liquidated. The Funds' prospectus provides a description of each Funds' investment objective, policies, and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of management estimates. Actual results could differ from the estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with First Union, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with First Union on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- Amortization and accretion is calculated using the scientific interest method which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.





--------------------------------------------------------------------------------
100          SEI Institutional Managed Trust / Annual Report /September 30, 2001

FUTURES CONTRACTS -- The Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, and Mid Cap Funds utilized S&P 500 Composite Index futures contracts; the Tax-Managed Small Cap and the Small Cap Growth Funds utilized the Russell 2000 Index future contracts and the Core Fixed Income Fund utilized U.S. Treasury Notes, 10 year notes, 30 year bonds and Euro futures contracts during the year ended September 30, 2001. The Funds' investments in S&P 500 Composite Index and Russell 2000 Index futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

The following Funds had Long (Short) futures contracts open as of September 30, 2001.

------------------------------------------------------------------------
                                                            Unrealized
                                    Contract              Appreciation
Contract                 Number of     Value Expiration (Depreciation)
Description              Contracts     (000)       Date          (000)
------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
S&P 500 Composite Index         56   $14,612   12/24/01      $   (63)
                                                             -------
LARGE CAP VALUE FUND
S&P 500 Composite Index         15     3,914   12/24/01           22
                                                             -------
LARGE CAP GROWTH FUND
S&P 500 Composite Index      1,073   279,973   12/24/01       (5,398)
                                                             -------
TAX-MANAGED SMALL CAP FUND
Russell 2000 Index               9     1,827   12/21/01      $   (33)
                                                             -------
SMALL CAP GROWTH FUND
Russell 2000 Index              86    17,460   12/21/01         (304)
                                                             -------
MID-CAP FUND
S&P 500 Composite Index          5     1,305   12/24/01            5
                                                             -------

CORE FIXED INCOME FUND
December 2001 90 Day Euro  $(1,154) (281,403)  12/18/01      (10,741)
December 2001 90 Day Euro  $ 1,154   281,403   12/18/01       13,091
December 2001 Treasury Note    150    16,228   12/31/01          431
December 2001 Treasury Note   (226)  (24,450)  12/31/01         (365)
December 2001 Treasury Note    450    48,684   12/31/01        1,284
December 2001 Treasury Note (1,584) (171,369)  12/31/01       (1,413)
December 2001 Treasury Note   (154)  (16,752)  12/31/01         (113)
December 2001 Treasury Note   (207)  (22,518)  12/31/01         (432)
December 2001 Treasury Note    600    65,269   12/31/01          (26)
December 2001 Ten Year
   Agency Note              1,372   (143,203)  12/31/01        3,808
December 2001 30 Year Bond     92      9,706   12/31/01          (31)
December 2001 30 Year Bond    (49)    (5,170)  12/31/01          (75)
December 2001 30 Year Bond    694     73,217   12/31/01        1,612
December 2001 30 Year Bond   (226)   (23,843)  12/31/01         (222)
                                                             -------
                                                               6,808
                                                             =======

OPTION SELLING/PURCHASING -- Each Fund may invest in financial option contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of September 30, 2001.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001          101

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.

RESTRICTED SECURITIES -- Certain of the Funds' investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value as of September 30, 2001, value per share of such securities and percentage of net assets which the securities comprise:


                            Acquisition           Value per
                                   Date      Cost     Share
                            -----------  -------- ---------
HIGH YIELD BOND FUND
Airgate PCS, Expires 10/01/09  12/01/99  $     --    $92.14
Australis Media                08/08/95   400,000        --
Dayton Superior,
   Expires 06/15/09            06/06/00        --     15.33
Diva System, Expires 01/01/10  03/19/98    44,300        --
Horizon PCS, Expires 10/01/10  09/19/00        --     50.00
IPCS, Expires 07/15/10         06/29/00        --     50.18
Iwo Holdings, Expires 01/15/11 01/26/01        --     70.14
Leap Wireless International,
   Expires 04/15/10            07/21/00        --     40.00
Safelite Glass, Cl A,
   Expires 09/29/06            12/20/96   208,206        --
Safelite Glass, Cl B           12/20/96   424,757        --
Safelite Glass, Cl B,
   Expires 09/29/07            12/20/96   138,809        --
Safelite Realty                12/20/96     5,728        --
Travelcenters of America,
   Expires 05/01/09            11/09/00        --     10.00

ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

The Large Cap Value, Small Cap Value and Core Fixed Income Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Accordingly, the following permanent differences primarily attributable to equalization and net operating loss have been reclassified to/from the following accounts as of September 30, 2001:


-------------------------------------------------------------
                                             Undistributed
                                                       Net
                                  Accumulated   Investment
                        Paid-in      Realized       Income
                        Capital   Gain (Loss)       (Loss)
                  ($ Thousands) ($ Thousands)($ Thousands)
-------------------------------------------------------------
Large Cap Value Fund    $10,390      $(10,390)   $      --
Large Cap Growth Fund    (8,902)       (2,999)      11,901
Tax-Managed
  Small Cap Fund            (99)            --          99
Small Cap Value Fund     25,428       (25,428)          --
Small Cap Growth Fund    (9,257)            4        9,253
Core Fixed Income Fund   14,359       (14,359)          --

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.


--------------------------------------------------------------------------------
102          SEI Institutional Managed Trust / Annual Report /September 30, 2001

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


RECENTLY ISSUED ACCOUNTING STANDARDS -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of 0.35% of the average daily net assets of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced and High Yield Bond Funds; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.40% of the Tax-Managed Large Cap, Large Cap Growth, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of 0.65% of the Tax-Managed Small Cap, Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of 0.275% of the Core Fixed Income Fund's average daily net assets, and at an annual rate of 0.4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to 0.05% of the average daily net assets of the Tax-Managed Large Cap, Large Cap Growth, Capital Appreciation, Equity Income, and Balanced Funds.

SIMC has entered into investment sub-advisory agreements with the following parties:


-------------------------------------------------------------------
                                               Currently Managing
                                      Date of   a Portion of Fund
Investment Sub-Adviser              Agreement               (Y/N)
-------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Alliance Capital Management L.P.     02/23/98               Y
Deutsche Asset Management            02/20/01               N
Equinox Capital Management LLC       09/28/00               Y
LSV Asset Management                 08/03/01               Y
Parametric Portfolio Associates      02/18/01               Y
Peregrine Capital Management         02/16/01               Y
Sanford C. Bernstein & Co.           10/02/00               Y
Transamerica Investment
   Management, LLC                   09/17/01               N
LARGE CAP VALUE FUND
Deutsche Asset Management            02/28/01               Y
Iridian Asset Management LLC         09/18/00               Y
LSV Asset Management                 03/31/95               Y
Sanford C. Bernstein & Co.           12/15/97               Y
LARGE CAP GROWTH FUND
Alliance Capital Management L.P.     12/16/94               Y
Duncan-Hurst Capital Management      12/12/00               Y
Peregrine Capital Management         12/07/00               Y
Transamerica Investment
   Management, LLC                   09/17/01               N
TAX-MANAGED SMALL CAP FUND
David J. Green and Company, LLC      10/31/00               Y
Loomis, Sayles and Company, Inc.     10/31/00               Y
LSV Asset Management                 08/14/00               Y
McKinley Capital Management, Inc.    08/14/00               Y
Sawgrass Asset Management LLC        08/14/00               Y
Sterling Capital Management          12/08/00               Y
SMALL CAP VALUE FUND
Artisan Partners Limited Partnership 03/26/99               Y
Chartwell Investment Partners        08/18/00               Y
David J. Greene and Company, LLC     08/13/01               Y
LSV Asset Management                 06/11/97               Y
Security Capital Group, Inc.         09/14/99               Y
Sterling Capital Management          12/08/00               Y
SMALL CAP GROWTH FUND
Mazama Capital Management LLC        12/13/99               Y
McKinley Capital Management Inc.     10/30/00               N
Nicholas-Applegate Capital
   Management, Inc.                  08/11/95               Y
RS Investment Management             09/30/98               Y
Sawgrass Asset Management, LLC       03/30/99               Y
Wall Street Associates               08/11/95               Y


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001          103

------------------------------------------------------------------
                                              Currently Managing
                                     Date of   a Portion of Fund
Investment Sub-Adviser             Agreement               (Y/N)
------------------------------------------------------------------
MID-CAP FUND
Martingale Asset Management, L.P.   09/26/95               Y

CAPITAL APPRECIATION FUND
Transamerica Investment
   Management, LLC                  09/17/01               Y

EQUITY INCOME FUND
HighMark Capital Management, Inc.   06/02/88               Y

BALANCED FUND
Transamerica Investment
   Management, LLC                  09/17/01               Y

CORE FIXED INCOME FUND
Black Rock, Inc.                    01/02/96               Y
Robert W. Baird & Co., Inc.         03/31/00               Y
Western Asset Management Company    11/13/95               Y

HIGH YIELD BOND FUND
Credit Suisse Asset Management      08/11/95               Y
Nicholas Applegate Capital
   Management, Inc.                 06/25/01               Y
Nomura Corporate Research and
   Asset Management                 09/22/99               Y
Shenkman Capital Management         06/21/01               Y

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A and Class I shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted Administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.


4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $390,198 for the year ended September 30, 2001.



--------------------------------------------------------------------------------
104          SEI Institutional Managed Trust / Annual Report /September 30, 2001

5. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the funds were as follows (Thousands):



For the years or periods ended September 30,

--------------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                   LARGE CAP                   LARGE CAP
                                                LARGE CAP FUND                 VALUE FUND                  GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               09/30/00-    09/30/99-      09/30/00-   09/30/99-      09/30/00-     09/30/99-
                                               09/30/01     09/30/00       09/30/01    09/30/00       09/30/01      09/30/00
--------------------------------------------------------------------------------------------------------------------------------
   Class A:
     Shares Issued                            102,206      107,191        104,569      106,621        121,884        69,501
     Reinvestment of Cash Distributions           825          700          3,648        7,894          8,755         2,673
     Shares Redeemed                          (72,945)     (19,468)       (91,555)     (54,039)       (57,330)      (28,933)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                  30,086       88,423         16,662       60,476         73,309        43,241
--------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                 --           --              9           --              5            --
     Reinvestment of Cash Distributions            --           --             --           --             --            --
     Shares Redeemed                               --           --             --           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                      --           --              9           --              5            --
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital Shares              30,086       88,423         16,671       60,476         73,314        43,241
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                   SMALL CAP                   SMALL CAP
                                              SMALL CAP FUND (2)               VALUE FUND                  GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                   10/31/00-               09/30/00-   09/30/99-      09/30/00-     09/30/99-
                                                   09/30/01                09/30/01    09/30/00       09/30/01      09/30/00
--------------------------------------------------------------------------------------------------------------------------------
   Class A:
     Shares Issued                                 21,336                  25,977       30,258         45,676        36,448
     Reinvestment of Cash Distributions                 6                   2,915          365         18,179         2,709
     Proceeds from In-Kind Transactions (3)            --                      42           --             --            --
     Shares Redeemed                               (5,982)                (33,845)     (15,690)       (48,898)      (31,712)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                      15,360                  (4,911)      14,933         14,957         7,445
--------------------------------------------------------------------------------------------------------------------------------
   Class D (1):
     Shares Issued                                     --                      --           --              1            44
     Reinvestment of Cash Distributions                --                      --           --             53             9
     Shares Redeemed                                   --                      --           --           (200)          (24)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                          --                      --           --           (146)           29
--------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                     --                      --           --              4            --
     Reinvestment of Cash Distributions                --                      --           --             --            --
     Shares Redeemed                                   --                      --           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                          --                      --           --              4            --
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares       15,360                  (4,911)      14,933         14,815         7,474
--------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) Class D was fully liquidated on January 31, 2001.
(2) The Tax-Managed Small Cap Fund commenced operations October 31, 2000.
(3) See Note 8 in the notes to financial statements for additional information.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001          105

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended September 30,

--------------------------------------------------------------------------------------------------------------------------------
                                                                               CAPITAL                       EQUITY
                                                 MID-CAP FUND             APPRECIATION FUND                INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               09/30/00-    09/30/99-     09/30/00-     09/30/99-     09/30/00-     09/30/99-
                                               09/30/01     09/30/00      09/30/01      09/30/00      09/30/01      09/30/00
--------------------------------------------------------------------------------------------------------------------------------
   Class A:
     Shares Issued                              3,274        1,124            935        1,816            784         2,475
     Reinvestment of Cash Distributions           305          176          1,449        1,255            734         1,571
     Shares Redeemed                           (3,293)      (1,184)        (2,591)      (5,482)        (1,994)       (6,630)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                     286          116           (207)      (2,411)          (476)       (2,584)
--------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                 --           --             --           --             --            --
     Reinvestment of Cash Distributions            --           --             --           --             --            --
     Shares Redeemed                               --           --             --           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                      --           --             --           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares      286          116           (207)      (2,411)          (476)       (2,584)
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                             CORE FIXED                    HIGH YIELD
                                                 BALANCED FUND               INCOME FUND                    BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               09/30/00-    09/30/99-     09/30/00-     09/30/99-     09/30/00-     09/30/99-
                                               09/30/01     09/30/00      09/30/01      09/30/00      09/30/01      09/30/00
--------------------------------------------------------------------------------------------------------------------------------
   Class A:
     Shares Issued                                576          814        138,428      138,379         29,809        39,913
     Reinvestment of Cash Distributions           325          429         16,642       15,329          8,895         6,462
     Shares Redeemed                           (1,560)      (2,371)      (136,800)     (78,988)       (30,348)      (13,109)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                    (659)      (1,128)        18,270       74,720          8,356        33,266
--------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                 --           --              8           --             --            --
     Reinvestment of Cash Distributions            --           --             --           --             --            --
     Shares Redeemed                               --           --             --           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                      --           --              8           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares     (659)      (1,128)        18,278       74,720          8,356        33,266
--------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
106          SEI Institutional Managed Trust / Annual Report /September 30, 2001

6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the year ended September 30, 2001, were as follows:


---------------------------------------------------------------
                       U.S. Gov't         Other        Total
                     ($Thousands)  ($Thousands) ($Thousands)
---------------------------------------------------------------
TAX-MANAGED
   LARGE CAP FUND
Purchases .........   $        --   $1,904,640   $ 1,904,640
Sales .............            --    1,541,170     1,541,170
LARGE CAP VALUE FUND
Purchases .........            --    3,731,829     3,731,829
Sales .............            --    3,392,196     3,392,196
LARGE CAP GROWTH FUND
Purchases .........            --    5,699,206     5,699,206
Sales .............            --    4,485,263     4,485,263
TAX-MANAGED
   SMALL CAP FUND
Purchases .........            --      239,543       239,543
Sales .............            --       97,780        97,780
SMALL CAP VALUE FUND
Purchases .........            --      862,122       862,122
Sales .............            --      972,990       972,990
SMALL CAP GROWTH FUND
Purchases .........            --    1,777,286     1,777,286
Sales .............            --    1,858,581     1,858,581
MID-CAP FUND
Purchases .........            --       70,964        70,964
Sales .............            --       72,685        72,685
CAPITAL APPRECIATION FUND
Purchases .........            --       34,877        34,877
Sales .............            --       47,208        47,208
EQUITY INCOME FUND
Purchases .........            --        4,516         4,516
Sales .............            --       13,754        13,754
BALANCED FUND
Purchases .........         8,009       29,759        37,768
Sales .............        14,065       31,916        45,981
CORE FIXED INCOME FUND
Purchases .........    10,495,100      464,131    10,959,231
Sales .............    10,473,070      438,935    10,912,005
HIGH YIELD BOND FUND
Purchases .........            --      820,839       820,839
Sales .............            --      740,557       740,557


At September 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments, futures and options contracts at September 30, 2001, is as follows:

                                                Net Unrealized
                    Appreciated    Depreciated    Appreciation
                     Securities     Securities  (Depreciation)
                  ($ Thousands)  ($ Thousands)   ($ Thousands)
------------------------------------------------------------------
Tax-Managed
  Large Cap Fund       $101,141     $(304,600)   $(203,459)
Large Cap Value Fund    329,370      (440,501)    (111,131)
Large Cap Growth Fund   325,548      (866,978)    (541,430)
Tax-Managed
  Small Cap Fund         10,027       (17,967)      (7,940)
Small Cap Value Fund     92,480       (97,444)      (4,964)
Small Cap Growth Fund    81,304      (236,988)    (155,684)
Mid-Cap Fund              3,072        (4,406)      (1,334)
Capital Appreciation Fund 1,363          (493)         870
Equity Income Fund        4,527        (1,491)       3,036
Balanced Fund             2,329          (866)       1,463
Core Fixed Income Fund  162,870       (36,918)     125,952
High Yield Bond Fund      9,938      (100,195)     (90,257)

Subsequent to October 31, 2000, the Funds recognized net capital losses for tax purposes that have been deferred to 2002 and can be used to offset future capital gains at September 30, 2002. The Funds also had capital loss carryforwards at September 30, 2001 as follows:

                 Capital
          Loss Carryover      Expires      Expires      Expires     Post 10/31
              09/30/2001         2009         2008         2007  Deferred Loss
            ($Thousands) ($Thousands) ($Thousands) ($Thousands)   ($Thousands)
------------------------------------------------------------------------------
Tax-Managed
   Large Cap
   Fund         $38,589     $37,081        $1,508     $    --       $263,859
Large Cap
   Growth Fund       --          --            --          --        875,785
Tax-Managed
   Small Cap Fund    --          --            --          --         12,410
Small Cap
   Growth Fund   53,368      53,368            --          --        184,635
Mid-Cap Fund        197         197            --          --          2,562
Capital Appreciation
   Fund             873         873            --          --          5,992
Balanced Fund       315         315            --          --          6,237
High Yield
   Bond Fund     11,864       8,142         3,714           8        117,387

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. During the fiscal year ended September 30, 2001, the Core Fixed Income Fund utilized capital loss carryforward of $35,450,484 to offset capital gains.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001          107

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


The following Funds had cumulative wash sales for the fiscal year ended September 30, 2001:


----------------------------------------------------------------
                                                      Amount
                                               ($ Thousands)
----------------------------------------------------------------
Tax-Managed Large Cap Fund                           $66,164
Large Cap Value Fund                                  27,205
Large Cap Growth Fund                                266,366
Tax-Managed Small Cap Fund                               979
Small Cap Value Fund                                   3,848
Small Cap Growth Fund                                 34,627
Mid-Cap Fund                                             275
Capital Appreciation Fund                                 96
Equity Income Fund                                       745
Balanced Fund                                            193
Core Fixed Income Fund                                 5,511
High Yield Bond Fund                                   1,571

7. WRITTEN OPTIONS TRANSACTIONS
     Written option transactions entered into during the period ending September 30, 2001 are summarized as follows:


----------------------------------------------------------------
                          Core Fixed Income
----------------------------------------------------------------
                                                    Premium
                             # of Contracts    ($Thousands)
----------------------------------------------------------------
Balance at the beginning of period    3,594        $  2,250
Written                          31,039,545           8,335
Expired                             (12,791)         (1,969)
Exercised                                --              --
Closing Buys                    (31,010,189)         (6,734)
----------------------------------------------------------------
Balance at the end of period         20,159         $ 1,882
----------------------------------------------------------------

At September 30, 2001 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

8. IN-KIND TRANSFERS
     During the year ended September 30, 2001, the Small Cap Value Fund issued 42,309 shares of beneficial interest in exchange for securities from an account managed by Sterling Capital Management and Chartwell Investment Partners valued at $726,024.





--------------------------------------------------------------------------------
108          SEI Institutional Managed Trust / Annual Report /September 30, 2001

Report of Independent Accountants


To the Shareholders and Board of Trustees of SEI Institutional Managed Trust

In our opinion, the accompanying statements of net assets for the Tax-Managed Large Cap Fund, Large Cap Value Fund, Tax-Managed Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid-Cap Fund, Equity Income Fund, Core Fixed Income Fund, and the statements of assets and liabilities, including the schedules of investments of the Large Cap Growth Fund, Capital Appreciation Fund, Balanced Fund, and High Yield Bond Fund (constituting SEI Institutional Managed Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position at September 30, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
November 14, 2001
Philadelphia, PA



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report /September 30, 2001          109

Notice to Shareholders (Unaudited)


For shareholders that do not have a September 30, 2001, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2001, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2001, the Funds of the SEI Institutional Managed Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                    (A)                  (B)
                                                 LONG TERM            ORDINARY
                                               CAPITAL GAINS           INCOME                TOTAL                (C)
                                               DISTRIBUTIONS        DISTRIBUTIONS        DISTRIBUTIONS        QUALIFYING
FUND                                            (TAX BASIS)          (TAX BASIS)         (TAX BASIS)         DIVIDENDS (1)
---------------------------------------------------------------------------------------------------------------------------
Tax Managed Large Cap Fund                         --%                  100%                 100%                   100%
Large Cap Value Fund                               48%                   52%                 100%                    90%
Large Cap Growth Fund                              81%                   19%                 100%                    36%
Tax Managed Small Cap Fund                         --%                  100%                 100%                    --%
Small Cap Value Fund                               36%                   64%                 100%                    33%
Small Cap Growth Fund                              39%                   61%                 100%                     1%
Mid-Cap Fund                                       35%                   65%                 100%                    46%
Capital Appreciation Fund                          94%                    6%                 100%                     8%
Equity Income Fund                                 93%                    7%                 100%                    84%
Balanced Fund                                      68%                   32%                 100%                    11%
Core Fixed Income Fund                              2%                   98%                 100%                    --%
High Yield Bond Fund                               --%                  100%                 100%                    --%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A) and (B) are based on the percentage of each Fund's total distribution. Item (C) is based on the percentage of ordinary income distributions of each Fund.



--------------------------------------------------------------------------------
110          SEI Institutional Managed Trust / Annual Report /September 30, 2001

Notes

Notes

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2001




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS




SEI Investments Distribution Co.
Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-087 (9/01)